Financial Investors Trust

Schedules of Investments

(Unaudited)

January 31, 2025

ALPS|CoreCommodity Management CompleteCommodities® Strategy Fund

CONSOLIDATED  STATEMENT OF INVESTMENTS

January 31, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (0.00%)
Great Britain (0.00%)(a)
Evraz PLC(b)(c)(d)(e)	91,946	$1,140

TOTAL COMMON STOCKS
(Cost $681,663)		1,140

EXCHANGE TRADED FUNDS (32.77%)
United States (32.77%)
ALPS | CoreCommodity Natural Resources ETF(f)	12,580,125	298,650,909

TOTAL EXCHANGE TRADED FUNDS
(Cost $273,760,408)		298,650,909

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (60.42%)
U.S. Treasury Bonds (60.42%)
United States Treasury Bill
4.360%, 2/6/25	$16,100,000	$16,094,358
4.390%, 2/20/25(g)	151,000,000	150,697,398
4.370%, 3/6/25(g)	63,150,000	62,919,432
4.330%, 3/13/25(g)	12,900,000	12,842,225
4.224%, 3/20/25(g)	74,700,000	74,305,958
4.112%, 5/29/25	2,700,000	2,664,034
4.230%, 6/5/25(g)	5,000,000	4,929,426
4.115%, 8/7/25	15,400,000	15,072,761
United States Treasury Inflation Indexed Bonds
0.125%, 4/15/26	135,582,608	133,280,584
0.125%, 7/15/26	79,042,318	77,818,126
		550,624,302
TOTAL GOVERNMENT BONDS
(Cost $547,983,171)		550,624,302

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (5.35%)
Money Market Fund (5.35%)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4.248%	48,762,023	48,762,023

TOTAL SHORT TERM INVESTMENTS
(Cost $48,762,023)			48,762,023

Value (Note 2)
TOTAL INVESTMENTS (98.54%)
(Cost $871,187,265)	$898,038,374

Other Assets In Excess Of Liabilities (1.46%)	13,360,866
NET ASSETS - 100.00%	$911,399,240
(a)	Less than 0.005%.
(b)	Non-Income Producing Security.
(c)	Security deemed to be illiquid under the procedures utilized by the Valuation Designee. As of January 31, 2025, the fair value of illiquid securities in the aggregate was $1,140, representing less than 0.005% of the Fund's net assets.
(d)	Fair valued security; valued by the valuation designee in accordance with the procedures utilized by the valuation designee. As of January 31, 2025, these securities had a total value of $1,140 or less than 0.005% of total net assets.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also Note 2 to the Notes to Quarterly Statement of Investments for additional information.
(f)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.
(g)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $61,986,197.

For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease.  Industries and regions are shown as a percent of net assets.

FUTURES CONTRACTS

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value (Note 2)	Unrealized Appreciation
Brent Crude Future	Morgan Stanley	Long	165	05/30/25	$12,155,550	$395,767
Coffee 'C' Future	Morgan Stanley	Long	49	07/21/25	6,689,419	976,645
Copper Future	Morgan Stanley	Long	108	07/29/25	11,765,250	500,763
Gasoline RBOB Future	Morgan Stanley	Long	44	06/30/25	4,155,043	40,451
Gold 100 Oz Future	Morgan Stanley	Long	103	06/26/25	29,453,880	1,596,224
Hard Red Winter Wheat Future	Morgan Stanley	Long	72	07/14/25	2,154,600	108,936
Heating Oil Future	Morgan Stanley	Long	38	06/30/25	3,648,934	35,479
Live Cattle Future	Morgan Stanley	Long	53	06/30/25	4,170,040	234,955
LME Aluminum Future	Morgan Stanley	Short	(171)	03/17/25	(11,143,856)	110,362
LME Aluminum Future	Morgan Stanley	Long	161	07/14/25	10,478,162	353,019
LME Lead Future	Morgan Stanley	Short	(22)	03/17/25	(1,063,992)	68,867
LME Lead Future	Morgan Stanley	Short	(22)	05/19/25	(1,076,999)	351
LME Lead Future	Morgan Stanley	Long	21	07/14/25	1,036,970	1,507
LME Nickel Future	Morgan Stanley	Short	(37)	03/17/25	(3,354,891)	233,223
LME Nickel Future	Morgan Stanley	Short	(37)	05/19/25	(3,388,306)	19,951
LME Zinc Future	Morgan Stanley	Short	(51)	03/17/25	(3,470,741)	421,512
LME Zinc Future	Morgan Stanley	Short	(50)	05/19/25	(3,438,513)	206,804
Low Su Gasoil G Future	Morgan Stanley	Long	24	03/12/25	1,696,800	27,367
Natural Gas Future	Morgan Stanley	Long	914	03/26/25	27,822,160	1,002,634
Natural Gas Future	Morgan Stanley	Short	(114)	05/29/25	(3,850,920)	210,092
Silver Future	Morgan Stanley	Long	85	07/29/25	13,963,375	828,220
Soybean Future	Morgan Stanley	Long	141	07/14/25	7,559,363	317,925
Soybean Oil Future	Morgan Stanley	Long	143	07/14/25	4,006,860	499,998
Wheat Future	Morgan Stanley	Long	118	07/14/25	3,447,075	133,858
WTI Crude Future	Morgan Stanley	Long	352	03/20/25	25,530,560	66,996
					$138,945,823	$8,391,906

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value (Note 2)	Unrealized Depreciation
Cocoa Future	Morgan Stanley	Short	(5)	07/16/25	$(528,500)	$(18,651)
Corn Future	Morgan Stanley	Short	(72)	07/14/25	(1,788,300)	(108,053)
Cotton No.2 Future	Morgan Stanley	Long	83	07/09/25	2,831,545	(96,860)
Frzn Concentrated OJ Future	Morgan Stanley	Long	3	07/11/25	205,853	(4,221)
Lean Hogs Future	Morgan Stanley	Short	(55)	06/13/25	(2,266,000)	(32,605)
LME Aluminum Future	Morgan Stanley	Long	171	03/17/25	11,143,856	(125,562)
LME Aluminum Future	Morgan Stanley	Short	(169)	05/19/25	(10,975,578)	(351,019)
LME Aluminum Future	Morgan Stanley	Long	169	05/19/25	10,975,578	(205,751)
LME Lead Future	Morgan Stanley	Long	22	03/17/25	1,063,991	(130,934)
LME Lead Future	Morgan Stanley	Long	22	05/19/25	1,076,999	(69,248)
LME Nickel Future	Morgan Stanley	Long	37	03/17/25	3,354,891	(410,492)
LME Nickel Future	Morgan Stanley	Long	37	05/19/25	3,388,306	(234,364)
LME Nickel Future	Morgan Stanley	Long	35	07/14/25	3,234,239	(10,193)
LME Zinc Future	Morgan Stanley	Long	51	03/17/25	3,470,741	(496,767)
LME Zinc Future	Morgan Stanley	Long	50	05/19/25	3,438,513	(379,161)
LME Zinc Future	Morgan Stanley	Long	48	07/14/25	3,315,972	(182,800)
Low Su Gasoil G Future	Morgan Stanley	Long	46	07/10/25	3,137,200	(20,817)
Natural Gas Future	Morgan Stanley	Long	804	04/28/25	25,494,840	(1,546,919)
Natural Gas Future	Morgan Stanley	Short	(897)	06/26/25	(32,139,510)	(110,566)
Silver Future	Morgan Stanley	Short	(22)	03/27/25	(3,549,150)	(176,474)
Soybean Meal Future	Morgan Stanley	Long	118	07/14/25	3,745,320	(94,539)
Sugar #11 (World)	Morgan Stanley	Long	459	06/30/25	9,016,963	(129,958)
WTI Crude Future	Morgan Stanley	Short	(172)	06/20/25	(12,076,120)	(19,239)
					$25,571,649	$(4,955,193)

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund*	Termination Date	Value	Unrealized Appreciation
Citigroup	BCOM 3m Fwd TR Index***	$138,091,389	USB3MTA + 11 bps	10/31/2025	$138,091,395	$6
Citigroup	CRB 3m Fwd TR Index**	6,063,593	USB3MTA + 24 bps	10/31/2025	6,063,595	2
Goldman Sachs	BCOM 3m Fwd TR Index***	29,137,570	USB3MTA + 11 bps	10/31/2025	29,137,572	2
Bank of America - Merrill Lynch	BCOM 3m Fwd TR Index***	76,059,875	USB3MTA + 12 bps	10/31/2025	76,059,876	1
RBC	BCOM 3m Fwd TR Index***	97,367,193	USB3MTA + 12 bps	10/31/2025	97,367,193	0
Societe Generale	BCOM 3m Fwd TR Index***	26,960,028	USB3MTA + 12 bps	10/31/2025	26,960,028	0
		$373,679,648			$373,679,659	$11

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund	Termination Date	Value	Unrealized Depreciation
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index**	$14,128,805	USB3MTA + 25 bps	7/1/2025	$14,128,801	$(4)
UBS Group AG	CRB 3m Fwd TR Index**	47,544,529	USB3MTA + 25 bps	11/28/2025	47,544,501	(28)
		$61,673,334			$61,673,302	$(32)

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For the short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate paid by the Fund.
*	United States Auction Results 3 Month Treasury Bill High Discount. Total return swap resets monthly.
***	BCOM – Bloomberg Commodity Index
**	CRB - Commodity Research Bureau

See Notes to Quarterly Statement of Investments.

ALPS | Kotak India ESG Fund

STATEMENT OF INVESTMENTS

January 31, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.97%)
Communication Services (8.21%)
Diversified Telecommunication Services (1.74%)
Indus Towers, Ltd.	1,600,000	$6,385,432

Entertainment (1.14%)
PVR Inox, Ltd.	333,310	4,180,049

Interactive Media & Services (0.59%)
Info Edge India, Ltd.	24,301	2,157,998

Wireless Telecommunication Services (4.74%)
Bharti Airtel, Ltd.	868,727	16,249,116
Bharti Airtel, Ltd. partly paid	78,914	1,089,255
		17,338,371

TOTAL COMMUNICATION SERVICES		30,061,850

Consumer Discretionary (13.39%)
Automobile Components (4.02%)
Apollo Tyres, Ltd.	1,362,962	6,847,211
UNO Minda, Ltd.	725,000	7,885,738
		14,732,949

Automobiles (4.05%)
Hyundai Motor India, Ltd.(a)	342,289	6,629,321
Mahindra & Mahindra, Ltd.	238,554	8,198,678
		14,827,999

Broadline Retail (1.33%)
Vishal Mega Mart, Ltd.(a)	3,913,685	4,877,633

Hotels, Restaurants & Leisure (3.18%)
Swiggy, Ltd.(a)	732,743	3,520,060
Zomato, Ltd.(a)	3,202,737	8,111,663
		11,631,723

Specialty Retail (0.81%)
BrainBees Solutions, Ltd.(a)	536,605	2,954,264

TOTAL CONSUMER DISCRETIONARY		49,024,568

Consumer Staples (3.71%)
Personal Care Products (3.71%)
Dabur India, Ltd.	1,101,516	6,724,258
Godrej Consumer Products, Ltd.	530,000	6,839,234
		13,563,492

TOTAL CONSUMER STAPLES		13,563,492
	Shares	Value (Note 2)
Energy (6.32%)
Oil, Gas & Consumable Fuels (6.32%)
Reliance Industries, Ltd.	1,590,346	$23,144,087

TOTAL ENERGY		23,144,087

Financials (23.45%)
Banks (20.07%)
Axis Bank, Ltd.	2,045,000	23,170,983
HDFC Bank, Ltd., ADR	62,825	3,809,708
HDFC Bank, Ltd.	710,000	13,897,099
ICICI Bank, Ltd., Sponsored ADR	835,000	23,939,450
ICICI Bank, Ltd.	600,000	8,634,330
		73,451,570

Consumer Finance (1.23%)
Poonawalla Fincorp, Ltd.(a)	1,263,327	4,508,757

Insurance (2.15%)
ICICI Lombard General Insurance Co., Ltd.(b)(c)	367,703	7,871,719

TOTAL FINANCIALS		85,832,046

Health Care (7.15%)
Health Care Providers & Services (4.79%)
Fortis Healthcare, Ltd.	1,320,000	9,717,824
Max Healthcare Institute, Ltd.	639,855	7,811,556
		17,529,380

Pharmaceuticals (2.36%)
Sun Pharmaceutical Industries, Ltd.	430,000	8,640,054

TOTAL HEALTH CARE		26,169,434

Industrials (12.39%)
Aerospace & Defense (1.41%)
Bharat Electronics, Ltd.	1,533,706	5,150,862

Building Products (0.77%)
Apollo Pipes, Ltd.	567,537	2,836,264

Construction & Engineering (4.19%)
Larsen & Toubro, Ltd.	373,694	15,333,210

Electrical Equipment (1.37%)
GE Vernova T&D India, Ltd.	245,809	5,040,940

Machinery (1.80%)
Kross, Ltd.(a)	150,956	321,340
Thermax, Ltd.	140,574	6,258,677
		6,580,017

	Shares	Value (Note 2)
Passenger Airlines (2.85%)
InterGlobe Aviation, Ltd.(a)(b)(c)	210,000	$10,428,425

TOTAL INDUSTRIALS		45,369,718

Information Technology (14.31%)
IT Services (14.31%)
Cognizant Technology Solutions Corp., Class A	217,866	17,997,910
Infosys, Ltd., Sponsored ADR	800,000	17,560,000
Tech Mahindra, Ltd.	875,000	16,823,520
		52,381,430

TOTAL INFORMATION TECHNOLOGY		52,381,430

Materials (6.57%)
Chemicals (1.86%)
Carborundum Universal, Ltd.	497,294	6,796,867

Construction Materials (3.33%)
UltraTech Cement, Ltd.	92,080	12,176,757

Paper & Forest Products (1.38%)
Century Plyboards India, Ltd.	547,415	5,071,004

TOTAL MATERIALS		24,044,628

Real Estate (4.07%)
Real Estate Management & Development (4.07%)
Brigade Enterprises, Ltd.	664,486	8,935,021
Sobha Developers, Ltd.	392,129	5,978,314
		14,913,335

TOTAL REAL ESTATE		14,913,335

Utilities (0.40%)
Electric Utilities (0.40%)
Power Grid Corp. of India, Ltd.	418,897	1,454,726

TOTAL UTILITIES		1,454,726

TOTAL COMMON STOCKS
(Cost $316,113,269)		365,959,314

TOTAL INVESTMENTS (99.97%)
(Cost $316,113,269)		$365,959,314

Assets In Excess Of Other Liabilities (0.03%)		116,909

NET ASSETS (100.00%)		$366,076,223
(a)	Non-Income Producing Security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, the aggregate market value of those securities was $18,300,144, representing 5.00% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of January 31, 2025 the aggregate market value of those securities was $18,300,144, representing 5.00% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS Global Opportunity Fund

STATEMENT OF INVESTMENTS

January 31, 2025 (Unaudited)

	Shares	Value (Note 2)
CLOSED-END FUNDS (12.80%)
Abrdn Private Equity Opportunities Trust PLC	136,886	$950,456
HarbourVest Global Private Equity, Ltd.(a)	39,483	1,346,702
HBM Healthcare Investments AG, Class A(a)	3,038	665,141
HgCapital Trust PLC	428,229	2,771,606
NB Private Equity Partners, Ltd.	50,820	972,897
Oakley Capital Investments, Ltd.	207,295	1,238,856
Pantheon International PLC Fund(a)	196,795	785,696

TOTAL CLOSED-END FUNDS
(Cost $6,793,073)		8,731,354

COMMON STOCKS (83.49%)
Communications (2.15%)
Internet (2.15%)
Amazon.com, Inc.(a)	3,235	768,895
GoDaddy, Inc.(a)	3,265	694,302
		1,463,197

TOTAL COMMUNICATIONS		1,463,197

Consumer Discretionary (1.48%)
Retail (1.48%)
Wesfarmers, Ltd.	21,495	1,012,511

TOTAL CONSUMER DISCRETIONARY		1,012,511

Consumer Staples (2.87%)
Retail (2.87%)
Costco Wholesale Corp.	2,000	1,959,760

TOTAL CONSUMER STAPLES		1,959,760

Financials (60.57%)
Diversified Financial Services (35.41%)
Apollo Global Management, Inc.	16,690	2,853,656
Ares Management LP, Class A	17,795	3,527,325
Berkshire Hathaway, Inc., Class B(a)	5,710	2,676,106
Blackstone, Inc., Class A	15,135	2,680,560
Blue Owl Capital, Inc.	38,055	989,811
Hamilton Lane, Inc., Class A	4,840	770,431
Houlihan Lokey, Inc.	5,875	1,067,605
KKR & Co., Inc., Class A	25,250	4,218,517
Mastercard, Inc., Class A	1,305	724,836
Partners Group Holding AG	1,521	2,310,626
StepStone Group, Inc., Class A	13,855	887,828
	Shares	Value (Note 2)
Diversified Financial Services (continued)
TPG, Inc.	21,550	$1,449,238
		24,156,539

Holding Companies-Diversified Operations (0.66%)
Sofina SA	1,820	453,628

Investment Companies (9.81%)
3i Group PLC	74,245	3,566,965
Investor AB, B Shares	46,850	1,334,111
Italmobiliare SpA	20,140	560,982
Kinnevik AB, B Shares(a)	46,805	369,502
Mutares SE & Co. KGaA	31,055	858,607
		6,690,167

Private Equity (14.69%)
Altamir	38,218	926,183
Brederode SA	18,999	2,315,591
Bridgepoint Group PLC(b)(c)	204,160	954,564
CVC Capital Partners PLC(a)(b)(c)	56,980	1,349,154
EQT AB	28,515	931,031
Integral Corp.	11,920	312,106
Intermediate Capital Group PLC	76,662	2,233,821
Petershill Partners PLC(b)(c)	293,482	998,462
		10,020,912

TOTAL FINANCIALS		41,321,246

Health Care (1.11%)
Healthcare-Services (1.11%)
Chemed Corp.	1,350	758,700

TOTAL HEALTH CARE		758,700

Industrials (6.17%)
Aerospace/Defense (0.87%)
Lockheed Martin Corp.	1,275	590,262

Electronics (1.85%)
Atmus Filtration Technologies, Inc.	16,120	674,138
OEM International AB, Class B	52,460	587,631
		1,261,769

Machinery-Diversified (3.45%)
Carlisle Cos., Inc.	2,880	1,121,645
CSW Industrials, Inc.	1,625	535,941
Dover Corp.	3,425	697,604
		2,355,190

TOTAL INDUSTRIALS		4,207,221

Technology (9.14%)
Computers (1.84%)
Accenture PLC, Class A	1,870	719,857

	Shares	Value (Note 2)
Computers (continued)
Dell Technologies, Inc.	5,165	$535,094
		1,254,951

Semiconductors (0.73%)
Lam Research Corp.	6,140	497,647

Software (6.57%)
Adobe, Inc.(a)	1,145	500,880
Constellation Software, Inc.	629	2,057,075
Fiserv, Inc.(a)	3,060	661,082
Microsoft Corp.	1,370	568,632
Paychex, Inc.	4,710	695,526
		4,483,195

TOTAL TECHNOLOGY		6,235,793

TOTAL COMMON STOCKS
(Cost $37,363,437)		56,958,428

PREFERRED STOCK (1.63%)
Financials (1.63%)
Investment Companies (1.63%)
Compass Diversified Holdings, Series C, 7.875%(d)	47,111	1,114,646

TOTAL FINANCIALS		1,114,646

TOTAL PREFERRED STOCK
(Cost $1,150,753)		1,114,646

	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (1.67%)
Money Market Fund (1.67%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class	4.316%	1,136,991	1,136,991

TOTAL MONEY MARKET FUND			1,136,991

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,136,991)			1,136,991

TOTAL INVESTMENTS (99.59%)
(Cost $46,444,254)			67,941,419

Assets In Excess Of Other Liabilities (0.41%)			281,660

NET ASSETS (100.00%)			$68,223,079
(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, the aggregate market value of those securities was $3,302,180, representing 4.84% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of January 31, 2025 the aggregate market value of those securities was $3,302,180, representing 4.84% of net assets.
(d)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at January 31, 2025	Fund Delivering	U.S. $ Value at January 31, 2025	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Company	03/28/25	USD	$662,760	GBP	$650,837	$11,923
						$11,923
State Street Bank & Trust Company	05/23/25	USD	$2,007,622	GBP	$2,020,437	$(12,815)
						$(12,815)

ALPS Balanced Opportunity Fund

STATEMENT OF INVESTMENTS

January 31, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (70.22%)
Communications (6.58%)
Entertainment Content (0.94%)
Walt Disney Co.	1,039	$117,469

Internet Media & Services (5.02%)
Alphabet, Inc., Class A	1,645	335,613
Meta Platforms, Inc., Class A	426	293,591
		629,204

Telecommunications (0.62%)
AT&T, Inc.	3,284	77,929

TOTAL COMMUNICATIONS		824,602

Consumer Discretionary (6.89%)
E-Commerce Discretionary (3.44%)
Amazon.com, Inc.(a)	1,819	432,340

Leisure Facilities & Services (1.68%)
Marriott International, Inc., Class A	333	96,766
McDonald's Corp.	394	113,748
		210,514

Retail - Discretionary (1.77%)
Lowe's Cos., Inc.	470	122,219
O'Reilly Automotive, Inc.(a)	77	99,670
		221,889

TOTAL CONSUMER DISCRETIONARY		864,743

Consumer Staples (3.62%)
Household Products (0.85%)
Procter & Gamble Co.	640	106,234

Retail - Consumer Staples (2.77%)
Costco Wholesale Corp.	148	145,022
Walmart, Inc.	2,070	203,191
		348,213

TOTAL CONSUMER STAPLES		454,447

Energy (3.91%)
Oil & Gas Producers (2.78%)
ConocoPhillips	2,027	200,328
Enbridge, Inc.	3,433	148,443
		348,771
	Shares	Value (Note 2)
Oil & Gas Services & Equipment (1.13%)
Baker Hughes Co.	3,080	$142,234

TOTAL ENERGY		491,005

Financials (9.04%)
Asset Management (0.83%)
Blackstone, Inc.	590	104,495

Banking (3.19%)
JPMorgan Chase & Co.	1,039	277,725
Wells Fargo & Co.	1,553	122,376
		400,101

Institutional Financial Svcs (1.94%)
Goldman Sachs Group, Inc.	263	168,425
Intercontinental Exchange, Inc.	470	75,120
		243,545

Specialty Finance (3.08%)
American Express Co.	639	202,850
Mastercard, Inc., Class A	330	183,292
		386,142

TOTAL FINANCIALS		1,134,283

Health Care (6.37%)
Biotech & Pharma (0.77%)
Vertex Pharmaceuticals, Inc.(a)	210	96,953

Health Care Facilities & Svcs (2.94%)
HCA Healthcare, Inc.	161	53,116
IQVIA Holdings, Inc.(a)	445	89,605
UnitedHealth Group, Inc.	417	226,218
		368,939

Medical Equipment & Devices (2.66%)
Boston Scientific Corp.(a)	1,534	157,020
Thermo Fisher Scientific, Inc.	296	176,934
		333,954

TOTAL HEALTH CARE		799,846

Industrials (9.81%)
Aerospace & Defense (0.94%)
Lockheed Martin Corp.	255	118,052

Commercial Support Services (0.99%)
Waste Management, Inc.	566	124,667

Electrical Equipment (3.88%)
Amphenol Corp., Class A	2,150	152,177
Schneider Electric SE, ADR	2,550	128,699
TE Connectivity PLC	571	84,491

	Shares	Value (Note 2)
Electrical Equipment (continued)
Trane Technologies PLC	334	$121,158
		486,525

Machinery (2.30%)
Caterpillar, Inc.	468	173,833
Deere & Co.	242	115,328
		289,161

Transportation & Logistics (1.70%)
Delta Air Lines, Inc.	1,435	96,532
Old Dominion Freight Line, Inc.	627	116,378
		212,910

TOTAL INDUSTRIALS		1,231,315

Materials (1.17%)
Chemicals (0.79%)
Linde PLC	223	99,485

Metals & Mining (0.38%)
Freeport-McMoRan, Inc.	1,336	47,896

TOTAL MATERIALS		147,381

Real Estate (2.45%)
REIT (2.45%)
Equity LifeStyle Properties, Inc.	1,395	91,303
Prologis, Inc.	715	85,264
Welltower, Inc.	960	131,020
		307,587

TOTAL REAL ESTATE		307,587

Technology (17.81%)
Semiconductors (6.15%)
Broadcom, Inc.	415	91,827
Lam Research Corp.	1,534	124,331
NVIDIA Corp.	2,447	293,811
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,256	262,906
		772,875

Software (5.81%)
Adobe, Inc.(a)	94	41,120
Fortinet, Inc.(a)	1,315	132,657
Microsoft Corp.	703	291,788
Salesforce, Inc.	368	125,746
Synopsys, Inc.(a)	259	136,099
		727,410

Technology Hardware (4.71%)
Apple, Inc.	2,016	475,776
	Shares	Value (Note 2)
Technology Hardware (continued)
Motorola Solutions, Inc.	247	$115,905
		591,681

Technology Services (1.14%)
International Business Machines Corp.	561	143,448

TOTAL TECHNOLOGY		2,235,414

Utilities (2.57%)
Electric Utilities (2.57%)
Duke Energy Corp.	707	79,177
NRG Energy, Inc.	1,285	131,636
PPL Corp.	3,317	111,451
		322,264

TOTAL UTILITIES		322,264

TOTAL COMMON STOCKS
(Cost $5,335,177)		8,812,887

EXCHANGE TRADED FUNDS (31.16%)
ALPS | Smith Core Plus Bond ETF(b)	153,037	3,910,861

TOTAL EXCHANGE TRADED FUNDS
(Cost $4,021,334)		3,910,861

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.00%)
Mortgage Securities (0.00%)
Freddie Mac REMICS, Series 1996-1843
7.000%, 04/15/2026	$20	20
Government National Mortgage Association, Series 2013-98
3.500%, 07/20/2042	326	325

Total Mortgage Securities		345

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $351)		345

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.63%)
Money Market Fund (0.63%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	4.310%	62,102	62,103

	7-Day Yield	Shares	Value (Note 2)
State Street Institutional Treasury Plus Money Market Fund - Premier Class	4.316%	17,243	$17,243

TOTAL SHORT TERM INVESTMENTS
(Cost $79,346)			79,346

TOTAL INVESTMENTS (102.01%)
(Cost $9,436,208)			12,803,439

Liabilities In Excess Of Other Assets (-2.01%)			(252,503)

NET ASSETS (100.00%)			$12,550,936

(a)	Non-Income Producing Security.
(b)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments. Financials for the affiliated company can be found at www.alpsfunds.com/exchange-tradedfunds/smth

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Growth & Income

STATEMENT OF INVESTMENTS

January 31, 2025 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (98.85%)
Debt (25.71%)
Invesco BulletShares 2029 Corporate Bond ETF	16,718	$307,277
iShares 7-10 Year Treasury Bond ETF	17,369	1,615,664
JPMorgan USD Emerging Markets Sovereign Bond ETF	13,526	522,103
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	19,839	1,347,068
RiverFront Dynamic Core Income ETF(a)	216,003	4,808,767
Riverfront Strategic Income Fund(a)	111,170	2,543,959
VanEck Fallen Angel High Yield Bond ETF	59,149	1,717,687
Vanguard® Long-Term Corporate Bond ETF	91,742	6,888,907
		19,751,432
Equity (73.14%)
ALPS Active Equity Opportunity ETF(a)	51,265	3,095,878
Energy Select Sector SPDR® Fund	8,525	747,131
First Trust RiverFront Dynamic Developed International ETF(a)	130,952	8,357,330
First Trust RiverFront Dynamic Emerging Markets ETF(a)	40,834	2,610,808
iShares® Core S&P 500® ETF	9,300	5,623,338
iShares® Core S&P® SmallCap ETF	18,909	2,239,582
iShares® MSCI Europe Financials ETF	32,251	814,983
iShares® U.S. Technology ETF	25,666	4,098,090
JPMorgan Equity Premium Income ETF	140,932	8,310,760
JPMorgan Nasdaq Equity Premium Income ETF	33,738	1,938,923
RiverFront Dynamic US Dividend Advantage ETF(a)	301,612	16,951,771
VanEck Semiconductor ETF	2,603	634,143
WisdomTree® Europe Hedged Equity Fund	16,488	776,255
		56,198,992
TOTAL EXCHANGE TRADED FUNDS
(Cost $62,759,915)		75,950,424
	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (1.20%)
Money Market Fund (1.20%)
State Street Institutional Treasury Plus Money Market Fund- Premier Class	4.316%	918,961	$918,961

TOTAL MONEY MARKET FUND			918,961

TOTAL SHORT-TERM INVESTMENTS
(Cost $918,961)			918,961

TOTAL INVESTMENTS (100.05%)
(Cost $63,678,876)			$76,869,385

Liabilities In Excess Of Other Assets (-0.05%)			(36,358)

NET ASSETS (100.00%)			$76,833,027

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

January 31, 2025 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the statements of investments of the following 5 funds: ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India ESG Fund, ALPS Global Opportunity Fund, ALPS Balanced Opportunity Fund (formerly ALPS | Smith Balanced Opportunity Fund), and RiverFront Asset Allocation Growth & Income (each, a “Fund” and collectively, the “Funds”).

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns, consistent with prudent investment management. ALPS | Kotak India ESG Fund seeks to achieve long-term capital appreciation. The ALPS Global Opportunity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. The ALPS Balanced Opportunity Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. RiverFront Asset Allocation Growth & Income seeks to achieve long-term growth and income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). All intercompany transactions have been eliminated upon consolidation. The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of January 31, 2025, net assets of the CoreCommodity Fund were $911,399,240 of which $177,980,717 or 19.53%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 "Financial Services – Investment Companies”. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. ALPS Advisors, Inc. (the "Adviser") is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service utilized by the Adviser as the valuation designee (the “Valuation Designee”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limited move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

For ALPS | Kotak India ESG Fund and ALPS Global Opportunity Fund, who hold equity securities that are primarily traded on foreign securities exchanges, such securities are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by the Valuation Designee. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Funds' portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or “Trustees”) has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of January 31, 2025:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)	$–	$–	$1,140	$1,140
Exchange Traded Funds	298,650,909	–	–	298,650,909
Government Bonds	–	550,624,302	–	550,624,302
Short Term Investments	48,762,023	–	–	48,762,023
Total	$347,412,932	$550,624,302	$1,140	$898,038,374
Other Financial Instruments
Assets
Total Return Swap Contracts	$–	$11	$–	$11
Futures Contracts	8,391,906	–	–	8,391,906
Liabilities
Total Return Swap Contracts	–	(32)	$–	(32)
Futures Contracts	(4,955,193)	–	–	(4,955,193)
Total	$3,436,713	$(21)	$–	$3,436,692

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India ESG Fund
Common Stocks
Communication Services	$–	$30,061,850	$–	$30,061,850
Consumer Discretionary	17,981,278	31,043,290	–	49,024,568
Consumer Staples	–	13,563,492	–	13,563,492
Energy	–	23,144,087	–	23,144,087
Financials	27,749,158	58,082,888	–	85,832,046
Health Care	–	26,169,434	–	26,169,434
Industrials	321,340	45,048,378	–	45,369,718
Information Technology	35,557,910	16,823,520	–	52,381,430
Materials	–	24,044,628	–	24,044,628
Real Estate	–	14,913,335	–	14,913,335
Utilities	–	1,454,726	–	1,454,726
Total	$81,609,686	$284,349,628	$–	$365,959,314

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Global Opportunity Fund
Closed-End Funds	$7,384,652	$1,346,702	$–	$8,731,354
Common Stocks
Communications	1,463,197	–	–	1,463,197
Consumer Discretionary	–	1,012,511	–	1,012,511
Consumer Staples	1,959,760	–	–	1,959,760
Financials	23,333,078	17,988,168	–	41,321,246
Health Care	758,700	–	–	758,700
Industrials	4,207,221	–	–	4,207,221
Technology	6,235,793	–	–	6,235,793
Preferred Stock	1,114,646	–	–	1,114,646
Short-Term Investments	1,136,991	–	–	1,136,991
Total	$47,594,038	$20,347,381	$–	$67,941,419
Other Financial Instruments
Assets:
Forward Contract	$–	$11,923	$–	$11,923
Liabilities:
Forward Contract	–	(12,815)	–	(12,815)
Total	$–	$(892)	$–	$(892)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Balanced Opportunity Fund
Common Stocks(a)	$8,812,887	$–	$–	$8,812,887
Exchange Traded Funds	3,910,861	–	–	3,910,861
Collateralized Mortgage Obligations	–	345	–	345
Short Term Investments	79,346	–	–	79,346
Total	$12,803,094	$345	$–	$12,803,439

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Growth & Income
Exchange Traded Funds	$75,950,424	$–	$–	$75,950,424
Short-Term Investments	918,961	–	–	918,961
Total	$76,869,385	$–	$–	$76,869,385

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Consolidated Statement of Investments or Statement of Investments.

The Funds, except for the ALPS | CoreCommodity Management CompleteCommodities® Strategy, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the period ended January 31, 2025. As of January 31, 2025, ALPS | CoreCommodity Management CompleteCommodities® Strategy held securities classified as Level 3 in the fair value hierarchy valued at $1,140, which represents less than 0.005% of net assets.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund, except ALPS Balanced Opportunity Fund and RiverFront Asset Allocation Growth & Income, normally pays dividends and distributes capital gains, if any, on an annual basis. ALPS Balanced Opportunity Fund normally pays dividends, if any, on a monthly basis and distributes capital gains, if any, annually. RiverFront Asset Allocation Growth & Income normally pays dividends, if any, on a quarterly basis and distributes capital gains, if any, annually. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short-term capital gains, if any. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts – to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Cash Management Transactions: ALPS | Kotak India ESG Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Fund to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Master Limited Partnerships (“MLPs”): Certain Funds may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral is being pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Statements of Investments or Consolidated Statement of Investments.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund primarily enters into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at January 31, 2025 are disclosed after the Statement of Investments or Consolidated Statement of Investments.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Contracts: Each Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for ALPS | CoreCommodity Management CompleteCommodities® Strategy for the period ended January 31, 2025 were as follows:

Security Name	Fair Value as of October 31, 2024	Purchases	Sales	Fair Value as of January 31, 2025	Share Balance as of January 31, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
ALPS | CoreCommodity Natural Resources ETF	$283,263,618	$45,385,028	$(17,277,083)	$298,650,909	12,580,125	$3,667,585	$(8,054,499)	$(4,666,155)
	$283,263,618	$45,385,028	$(17,277,083)	$298,650,909	12,580,125	$3,667,585	$(8,054,499)	$(4,666,155)

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for ALPS Balanced Opportunity Fund for the period ended January 31, 2025 were as follows:

Security Name	Fair Value as of October 31, 2024	Purchases	Sales	Fair Value as of January 31, 2025	Share Balance as of January 31, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
ALPS | Smith Core Plus Bond ETF	$3,874,500	$259,554	$(181,144)	$3,910,861	153,037	$48,271	$(38,348)	$(3,701)
	$3,874,500	$259,554	$(181,144)	$3,910,861	153,037	$48,271	$(38,348)	$(3,701)

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for RiverFront Asset Allocation Growth & Income for the period ended January 31, 2025 were as follows:

Security Name	Fair Value as of October 31, 2024	Purchases	Sales	Fair Value as of January 31, 2025	Share Balance as of January 31, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
RiverFront Dynamic Core Income ETF	$5,094,281	$-	$(249,308)	$4,808,767	216,003	$55,681	$(23,747)	$(12,459)
Riverfront Strategic Income Fund	2,677,482	-	(123,237)	2,543,959	111,170	30,491	(3,520)	(6,766)
First Trust RiverFront Dynamic Developed International ETF	10,632,584	-	(2,205,010)	8,357,330	130,952	150,765	(327,519)	257,275
First Trust RiverFront Dynamic Emerging Markets ETF	2,782,025	-	(125,238)	2,610,808	40,834	50,753	(58,648)	12,669
RiverFront Dynamic US Dividend Advantage ETF	15,680,105	1,675,130	(815,306)	16,951,771	301,612	90,763	14,499	397,343
ALPS Active Equity Opportunity ETF	3,078,000	-	(157,785)	3,095,878	51,265	6,333	130,459	45,204
	$39,944,477	$1,675,130	$(3,675,884)	$38,368,513		$384,786	$(268,476)	$693,266

5. SUBSEQUENT EVENT

Effective February 28, 2025, RiverFront Asset Allocation Growth & Income's name changed to ALPS Asset Allocation Growth & Income. Riverfront Investment Group, LLC, ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund’s investment adviser, assumed all responsibility for selecting the Fund’s investments.

Financial Investors Trust

Schedules of Investments

(Unaudited)

January 31, 2025

ALPS | Smith Short Duration Bond Fund

STATEMENT OF INVESTMENTS

January 31, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
BANK LOANS (0.25%)

Pipeline (0.25%)
Buckeye Partners LP
1M US SOFR + 2.00%, 11/22/2030(a)	$1,488,769	$1,492,952

TOTAL BANK LOANS
(Cost $1,488,769)		1,492,952

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.04%)

Fannie Mae
Series 1997-12, Class FA,
30D US SOFR + 1.11%, 04/18/2027(a)	$5,096	$5,114
Series 1997-49, Class F,
30D US SOFR + 0.61%, 06/17/2027(a)	6,278	6,275
Series 2005-121, Class DY,
5.500%, 01/25/2026	19	19
Series 2011-40, Class KA,
3.500%, 03/25/2026	13,869	13,761
Series 2011-44, Class EB,
3.000%, 05/25/2026	3,088	3,059
Series 2011-61, Class B,
3.000%, 07/25/2026	6,052	5,990
Series 2011-80, Class KB,
3.500%, 08/25/2026	4,240	4,208
Series 2012-47, Class HA,
1.500%, 05/25/2027	9,646	9,421
Series 2013-5, Class DB,
2.000%, 02/25/2028	31,845	30,969
Series 2015-96, Class EA,
3.000%, 12/25/2026	82,969	81,649
		160,465
Freddie Mac
Series 1996-1810, Class D,
6.000%, 02/15/2026	3,095	3,080
Series 1996-1885, Class FA,
30D US SOFR + 0.56%, 09/15/2026(a)	1,114	1,113
Series 2001-2332, Class FB,
30D US SOFR + 0.56%, 01/15/2028(a)	26,593	26,567
	Principal Amount	Value (Note 2)
Series 2005-3005, Class ED,
5.000%, 07/15/2025	$1,680	$1,676
Series 2006-3104, Class DH,
5.000%, 01/15/2026	2,409	2,404
Series 2010-3710, Class MG,
4.000%, 08/15/2025(b)	2,805	2,797
Series 2011-3829, Class BE,
3.500%, 03/15/2026	2,095	2,081
Series 2013-4177, Class NB,
1.500%, 03/15/2028	7,405	7,129
		46,847
Ginnie Mae
Series 2010-101, Class GU,
4.000%, 08/20/2025(b)	810	806
Series 2013-53, Class KN,
1.500%, 08/20/2025	466	462
		1,268

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $212,824)		208,580

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.04%)

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2015-KPLB, Class A,
2.770%, 05/25/2025	195,000	193,580
Series 2017-KL1P, Class A1P,
2.544%, 10/25/2025	47,688	47,226
		240,806

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $240,578)		240,806

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (1.05%)

Fannie Mae Pool
Series 2011-,
3.500%, 12/01/2026	72,675	71,899
5.270%, 07/01/2028	471,789	469,734
Series 2011-MA0717,
3.500%, 04/01/2026	58,645	58,136
Series 2015-,
2.680%, 05/01/2025	121,276	120,370
Series 2015-AM9288,
2.930%, 07/01/2025	3,592,714	3,560,210
Series 2016-AL9448,
2.935%, 07/01/2026(a)	176,933	173,309

	Principal Amount	Value (Note 2)
Series 2016-AN2079,
2.910%, 07/01/2026	$33,593	$32,746
Series 2017-,
3.030%, 07/01/2029	118,441	111,218
Series 2021-,
1.580%, 12/01/2028	110,000	98,375
Series 2023-,
4.550%, 03/01/2028	475,000	473,675
4.900%, 03/01/2028	750,000	753,525
		5,923,197
Freddie Mac Gold Pool
Series 2011-,
3.500%, 02/01/2026	65,793	65,253
Series 2012-T40090,
3.000%, 05/01/2027	26,500	26,077
		91,330
Freddie Mac Pool
Series 2018-,
3.500%, 04/01/2028	72,320	71,197
Series 2023-,
4.170%, 04/01/2028	113,000	111,334
		182,531
Ginnie Mae I Pool
Series 2010-745222,
4.500%, 07/15/2025	8,505	8,487
Series 2013-AF1057,
2.000%, 07/15/2028	41,533	40,142
		48,629
Ginnie Mae II Pool
Series 2010-4898,
3.000%, 12/20/2025	10,495	10,403
Series 2011-4954,
3.000%, 02/20/2026	7,580	7,504
		17,907

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $6,280,633)		6,263,594

	Principal Amount	Value (Note 2)
CORPORATE BONDS (59.56%)

Aerospace & Defense (3.50%)
BAE Systems PLC
5.00%, 03/26/2027(c)	4,500,000	4,522,403
Boeing Co.
2.20%, 02/04/2026	5,000,000	4,872,066
3.25%, 02/01/2028	3,000,000	2,847,945
L3Harris Technologies, Inc.
5.40%, 01/15/2027	6,500,000	6,587,561
RTX Corp.
5.75%, 11/08/2026	2,000,000	2,036,406
	Principal Amount	Value (Note 2)
Total Aerospace & Defense		20,866,381

Airlines (0.49%)
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029(c)	$3,000,000	$2,945,206

Automobiles Manufacturing (4.74%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,465,000	6,380,469
6.95%, 03/06/2026	3,750,000	3,818,535
General Motors Financial Co., Inc.
5.40%, 05/08/2027	1,500,000	1,515,532
6.05%, 10/10/2025	7,000,000	7,058,916
SOFRINDX + 1.30%, 04/07/2025(a)(d)	2,000,000	2,003,072
Hyundai Capital America
5.45%, 06/24/2026(c)	3,000,000	3,024,512
Volkswagen Group of America Finance LLC
5.40%, 03/20/2026(c)	4,400,000	4,420,147
Total Automobiles Manufacturing		28,221,183

Banks (6.77%)
Bank of Ireland Group PLC
1Y US TI + 2.65%, 09/16/2026(a)(c)	4,000,000	4,033,711
Discover Bank
5Y US TI + 1.73%, 08/09/2028(a)	2,711,000	2,749,298
Goldman Sachs Bank USA
1D US SOFR + 0.777%, 03/18/2027(a)	6,000,000	6,038,826
KeyCorp
SOFRINDX + 1.25%, 05/23/2025(a)(d)	1,000,000	1,000,533
Morgan Stanley Bank NA
1D US SOFR + 1.08%, 01/14/2028(a)	3,500,000	3,512,089
PNC Bank NA
1D US SOFR + 0.504%, 01/15/2027(a)	3,000,000	3,001,813
Synovus Financial Corp.
5.20%, 08/11/2025	3,450,000	3,450,535
Truist Bank
3.30%, 05/15/2026	3,500,000	3,433,941
Wells Fargo & Co.
1D US SOFR + 1.07%, 04/22/2028(a)	5,000,000	5,083,089
1D US SOFR + 1.11%, 01/24/2031(a)	3,000,000	3,015,912
Wells Fargo Bank NA
4.81%, 01/15/2026	5,000,000	5,018,286
Total Banks		40,338,033

	Principal Amount	Value (Note 2)
Biotechnology (1.07%)
Amgen, Inc.
5.15%, 03/02/2028	$3,300,000	$3,337,745
5.51%, 03/02/2026	3,000,000	3,000,585
Total Biotechnology		6,338,330

Cable & Satellite (0.65%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026(c)	2,900,000	2,891,532
Cox Communications, Inc.
5.45%, 09/15/2028(c)	1,000,000	1,014,215
Total Cable & Satellite		3,905,747

Casinos & Gaming (0.51%)
Las Vegas Sands Corp.
5.90%, 06/01/2027	3,000,000	3,041,493

Chemicals (0.75%)
LG Chem, Ltd.
4.38%, 07/14/2025(c)	1,500,000	1,494,705
Sherwin-Williams Co.
4.25%, 08/08/2025	3,000,000	2,993,346
Total Chemicals		4,488,051

Commercial Finance (1.08%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	3,400,000	3,421,653
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.75%, 05/24/2026(c)	3,000,000	3,032,523
Total Commercial Finance		6,454,176

Consumer Finance (1.86%)
American Express Co.
2.25%, 03/04/2025	3,000,000	3,000,000
1D US SOFR + 1.02%, 01/30/2031(a)	3,000,000	3,011,231
SOFRINDX + 0.75%, 04/23/2027(a)(d)	5,000,000	5,055,527
Total Consumer Finance		11,066,758

Consumer Products (0.67%)
Haleon UK Capital PLC
3.13%, 03/24/2025	4,000,000	3,991,469

Containers & Packaging (0.50%)
Sonoco Products Co.
4.45%, 09/01/2026	3,000,000	2,982,147

Diversified Banks (1.69%)
Bank of America Corp.
1D US SOFR + 1.29%, 01/20/2027(a)	4,000,000	4,012,885
	Principal Amount	Value (Note 2)
JPMorgan Chase & Co.
1D US SOFR + 1.19%, 01/23/2028(a)	$3,000,000	$3,018,056
Toronto-Dominion Bank
Series GMTN
4.98%, 04/05/2027	3,000,000	3,016,130
Total Diversified Banks		10,047,071

Electrical Equipment Manufacturing (0.54%)
Vontier Corp.
1.80%, 04/01/2026	3,350,000	3,223,757

Entertainment Content (1.35%)
Paramount Global
3.70%, 06/01/2028	1,600,000	1,523,214
Warnermedia Holdings, Inc.
6.41%, 03/15/2026	6,500,000	6,500,658
Total Entertainment Content		8,023,872

Exploration & Production (3.63%)
Diamondback Energy, Inc.
5.20%, 04/18/2027	1,000,000	1,010,175
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(c)	1,500,000	1,490,765
Occidental Petroleum Corp.
5.00%, 08/01/2027	7,000,000	7,009,975
5.20%, 08/01/2029	2,550,000	2,537,392
Permian Resources Operating LLC
5.38%, 01/15/2026(c)	5,081,000	5,070,949
Range Resources Corp.
4.88%, 05/15/2025	4,483,000	4,484,013
Total Exploration & Production		21,603,269

Financial Services (8.18%)
Charles Schwab Corp.
5.88%, 08/24/2026	5,000,000	5,093,379
SOFRINDX + 1.05%, 03/03/2027(a)(d)	2,471,000	2,495,540
Goldman Sachs Group, Inc.
1D US SOFR + 1.075%, 08/10/2026(a)	7,000,000	7,036,105
Jane Street Group / JSG Finance, Inc.
4.50%, 11/15/2029(c)	3,000,000	2,835,193
LPL Holdings, Inc.
5.70%, 05/20/2027	2,900,000	2,942,744
Lseg US Fin Corp.
4.88%, 03/28/2027(c)	2,500,000	2,509,422
Morgan Stanley
1D US SOFR + 1.295%, 01/28/2027(a)	2,000,000	2,006,523

	Principal Amount	Value (Note 2)
Nasdaq, Inc.
5.65%, 06/28/2025	$400,000	$401,532
National Securities Clearing Corp.
4.90%, 06/26/2029(c)	5,000,000	5,021,548
5.15%, 06/26/2026(c)	5,000,000	5,055,451
State Street Corp.
1D US SOFR + 1.353%, 11/04/2026(a)	3,250,000	3,277,091
UBS Group AG
1Y US TI + 1.60%, 12/22/2027(a)(c)	7,000,000	7,185,474
USAA Capital Corp.
3.38%, 05/01/2025(c)	3,000,000	2,992,213
Total Financial Services		48,852,215

Food & Beverage (1.68%)
The Campbell's Company
5.20%, 03/19/2027	3,000,000	3,031,623
5.30%, 03/20/2026	1,000,000	1,006,811
General Mills, Inc.
4.88%, 01/30/2030	3,000,000	2,992,230
Mondelez International Holdings Netherlands BV
4.25%, 09/15/2025(c)	3,000,000	2,992,706
Total Food & Beverage		10,023,370

Hardware (0.33%)
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	2,000,000	1,992,231

Health Care Facilities & Services (1.29%)
HCA, Inc.
5.20%, 06/01/2028	2,000,000	2,011,486
5.38%, 02/01/2025	5,700,000	5,700,000
Total Health Care Facilities & Services		7,711,486

Industrial Other (0.68%)
Element Fleet Management Corp.
6.27%, 06/26/2026(c)	4,000,000	4,071,937

Life Insurance (0.34%)
Jackson National Life Global Funding
4.90%, 01/13/2027(c)	2,000,000	2,002,615

Medical Equipment & Devices Manufacturing (3.53%)
Alcon Finance Corp.
2.75%, 09/23/2026(c)	6,150,000	5,958,862
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	3,000,000	3,018,330
Illumina, Inc.
4.65%, 09/09/2026	2,000,000	1,994,784
	Principal Amount	Value (Note 2)
Solventum Corp.
5.40%, 03/01/2029	$2,000,000	$2,022,093
5.45%, 02/25/2027	5,000,000	5,063,173
Stryker Corp.
4.55%, 02/10/2027	3,000,000	2,998,919
Total Medical Equipment & Devices Manufacturing		21,056,161

Metals & Mining (1.11%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	6,592,000	6,593,565

Pharmaceuticals (0.51%)
Bristol-Myers Squibb Co.
4.95%, 02/20/2026	3,000,000	3,016,039

Pipeline (2.87%)
Buckeye Partners LP
4.13%, 03/01/2025(c)	604,000	604,000
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028(c)	1,000,000	1,027,861
6.06%, 08/15/2026(c)	1,500,000	1,521,691
EnLink Midstream LLC
5.63%, 01/15/2028(c)	660,000	667,624
Gray Oak Pipeline LLC
2.60%, 10/15/2025(c)	7,604,000	7,473,159
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	5,786,000	5,826,924
Total Pipeline		17,121,259

Power Generation (0.64%)
Vistra Operations Co. LLC
5.13%, 05/13/2025(c)	3,787,000	3,791,231

Property & Casualty Insurance (1.11%)
Arthur J Gallagher & Co.
4.85%, 12/15/2029	5,000,000	4,966,755
Chubb INA Holdings LLC
4.65%, 08/15/2029	1,680,000	1,669,868
Total Property & Casualty Insurance		6,636,623

Real Estate (1.01%)
VICI Properties LP
4.38%, 05/15/2025	6,000,000	5,998,094

Refining & Marketing (0.10%)
HF Sinclair Corp.
6.38%, 04/15/2027	585,000	594,043

	Principal Amount	Value (Note 2)
Semiconductors (0.85%)
Broadcom, Inc.
5.05%, 07/12/2027	$4,000,000	$4,036,387
Microchip Technology, Inc.
4.90%, 03/15/2028	1,000,000	998,749
Total Semiconductors		5,035,136

Software & Services (0.25%)
VMware LLC
4.65%, 05/15/2027	1,500,000	1,496,868

Supermarkets & Pharmacies (0.91%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(c)	5,330,000	5,434,132

Transportation & Logistics (0.34%)
Daimler Truck Finance North America LLC
5.60%, 08/08/2025(c)	2,000,000	2,008,861

Utilities (2.69%)
American Electric Power Co., Inc.
5.70%, 08/15/2025	3,000,000	3,013,180
DTE Energy Co.
4.95%, 07/01/2027	2,000,000	2,008,365
Duke Energy Corp.
5.00%, 12/08/2025	6,000,000	6,025,292
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	3,000,000	3,002,928
Sempra
5.40%, 08/01/2026	2,000,000	2,012,194
Total Utilities		16,061,959

Waste & Environment Services & Equipment (0.50%)
GFL Environmental, Inc.
5.13%, 12/15/2026(c)	2,971,000	2,960,670

Wireless Telecommunications Services (0.84%)
T-Mobile USA, Inc.
4.80%, 07/15/2028	5,000,000	4,988,785

TOTAL CORPORATE BONDS
(Cost $353,329,033)		354,984,223
	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (36.68%)
U.S. Treasury Bonds (36.68%)
United States Treasury Notes
3.50%, 09/30/2026	$26,563,000	$26,268,318
3.50%, 09/30/2029	26,718,000	25,792,785
3.75%, 08/31/2026	5,873,000	5,832,623
4.00%, 01/31/2029	11,000,000	10,878,613
4.13%, 10/31/2026	4,770,000	4,763,292
4.13%, 01/31/2027	8,759,000	8,746,169
4.13%, 11/15/2027	4,545,000	4,532,395
4.13%, 10/31/2029	23,011,000	22,811,002
4.13%, 11/30/2029	13,130,000	13,017,677
4.25%, 11/30/2026	11,426,000	11,434,034
4.25%, 12/31/2026	8,575,000	8,581,364
4.25%, 03/15/2027	23,494,000	23,511,437
4.25%, 01/15/2028	5,816,000	5,817,590
4.38%, 11/30/2028	2,817,000	2,824,538
4.38%, 12/31/2029	1,422,000	1,424,777
4.50%, 04/15/2027	22,386,000	22,520,228
4.50%, 05/15/2027	19,696,000	19,814,869
Total U.S. Treasury Bonds		218,571,711

TOTAL GOVERNMENT BONDS
(Cost $218,590,044)		218,571,711

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.76%)

Money Market Fund (0.76%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	4.31%	4,509,773	4,509,773

TOTAL SHORT TERM INVESTMENTS
(Cost $4,509,773)			4,509,773

TOTAL INVESTMENTS (98.38%)
(Cost $584,651,654)			$586,271,639

Other Assets In Excess Of Liabilities (1.62%)			9,652,292

NET ASSETS (100.00%)			$595,923,931

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate
SOFRINDX - Secured Overnight Financing Rate Index
TI - Treasury Index

Reference Rates:
1M US SOFR - 1 Month SOFR as of January 31, 2025 was 4.31%
30D US SOFR - 30 Day SOFR as of January 31, 2025 was 4.32%
1D US SOFR - 1 Day SOFR as of January 31, 2025 was 4.38%
1Y US TI - 1 Year US TI as of January 31, 2025 was 4.17%
5Y US TI - 5 Year US TI as of January 31, 2025 was 4.36%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2025 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of January 31, 2025.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, the aggregate market value of those securities was $100,055,318, representing 16.79% of net assets.
(d)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Total Return Bond Fund

STATEMENT OF INVESTMENTS

January 31, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
BANK LOANS (1.97%)

Aerospace & Defense (0.52%)
TransDigm, Inc.
3M US SOFR + 3.25%, 02/28/2031(a)	$16,039,975	$16,118,169

Casinos & Gaming (0.23%)
Caesars Entertainment, Inc.
1M US SOFR + 2.75%, 02/06/2031(a)	7,394,125	7,427,251

Consumer Finance (0.48%)
Boost Newco Borrower LLC
3M US SOFR + 2.50%, 01/31/2031(a)	15,201,900	15,285,510

Financial Services (0.07%)
Jane Street Group LLC
3M US SOFR + 2.50%, 12/15/2031(a)	2,284,134	2,283,518

Manufactured Goods (0.22%)
Chart Industries, Inc.
3M US SOFR + 2.50%, 03/18/2030(a)	7,076,211	7,120,437

Pipeline (0.29%)
Buckeye Partners LP
1M US SOFR + 2.00%, 11/22/2030(a)	9,230,232	9,256,169

Travel & Lodging (0.16%)
Carnival Corp.
1M US SOFR + 2.75%, 08/09/2027(a)	5,027,426	5,061,990

TOTAL BANK LOANS
(Cost $62,377,518)		62,553,044
	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (8.44%)
Fannie Mae
Series 1997-76, Class FO,
30D US SOFR + 0.61%, 09/17/2027(a)	$4,464	$4,411
Series 1999-58, Class F,
30D US SOFR + 0.51%, 11/18/2029(a)	20,441	20,388
Series 2000-40, Class FA,
30D US SOFR + 0.61%, 07/25/2030(a)	7,673	7,681
Series 2000-45, Class F,
30D US SOFR + 0.56%, 12/25/2030(a)	5,734	5,723
Series 2001-27, Class F,
30D US SOFR + 0.61%, 06/25/2031(a)	4,484	4,433
Series 2001-29, Class Z,
6.500%, 07/25/2031	36,837	37,583
Series 2001-51, Class OD,
6.500%, 10/25/2031	262	263
Series 2001-52, Class XZ,
6.500%, 10/25/2031	14,192	14,622
Series 2001-59, Class F,
30D US SOFR + 0.71%, 11/25/2031(a)	63,180	63,293
Series 2001-60, Class OF,
30D US SOFR + 1.06%, 10/25/2031(a)	103,491	104,761
Series 2001-63, Class FD,
30D US SOFR + 0.71%, 12/18/2031(a)	6,213	6,229
Series 2001-63, Class TC,
6.000%, 12/25/2031	12,266	12,569
Series 2001-68, Class PH,
6.000%, 12/25/2031	10,760	11,033
Series 2001-71, Class FS,
30D US SOFR + 0.71%, 11/25/2031(a)	37,248	37,319
Series 2001-71, Class FE,
30D US SOFR + 0.76%, 11/25/2031(a)	45,547	45,691
Series 2001-81, Class GE,
6.000%, 01/25/2032	8,756	8,982
Series 2002-11, Class JF,
30D US SOFR + 0.84%, 03/25/2032(a)	29,038	29,183
Series 2002-12, Class FH,
30D US SOFR + 1.16%, 01/25/2032(a)	30,813	31,129

	Principal Amount	Value (Note 2)
Series 2002-13, Class FE,
30D US SOFR + 1.01%, 03/25/2032(a)	$24,366	$24,519
Series 2002-16, Class TM,
7.000%, 04/25/2032	7,400	7,620
Series 2002-17, Class JF,
30D US SOFR + 1.11%, 04/25/2032(a)	16,164	16,360
Series 2002-18, Class FD,
30D US SOFR + 0.91%, 02/25/2032(a)	30,435	30,590
Series 2002-23, Class FA,
30D US SOFR + 1.01%, 04/25/2032(a)	24,143	24,414
Series 2002-34, Class EO,
–%, 05/18/2032(b)	14,687	14,042
Series 2002-36, Class FS,
30D US SOFR + 0.61%, 06/25/2032(a)	3,853	3,855
Series 2002-44, Class FJ,
30D US SOFR + 1.11%, 04/25/2032(a)	42,599	42,507
Series 2002-47, Class FC,
30D US SOFR + 0.71%, 11/25/2031(a)	8,827	8,826
Series 2002-48, Class F,
30D US SOFR + 1.11%, 07/25/2032(a)	25,513	25,778
Series 2002-49, Class FC,
30D US SOFR + 1.11%, 11/18/2031(a)	24,903	25,160
Series 2002-60, Class FV,
30D US SOFR + 1.11%, 04/25/2032(a)	59,999	60,727
Series 2002-63, Class EZ,
6.000%, 10/25/2032	5,305	5,452
Series 2002-64, Class PG,
5.500%, 10/25/2032	34,730	35,358
Series 2002-68, Class AF,
30D US SOFR + 1.11%, 10/25/2032(a)	11,240	11,377
Series 2002-7, Class FC,
30D US SOFR + 0.86%, 01/25/2032(a)	36,308	36,511
Series 2002-71, Class AQ,
4.000%, 11/25/2032	23,231	22,704
Series 2002-8, Class FA,
30D US SOFR + 0.86%, 03/18/2032(a)	17,579	17,708
Series 2002-80, Class CZ,
4.500%, 09/25/2032	108,664	101,675
	Principal Amount	Value (Note 2)
Series 2002-9, Class FW,
30D US SOFR + 0.66%, 03/25/2032(a)	$9,220	$9,120
Series 2002-91, Class F,
30D US SOFR + 0.66%, 01/25/2033(a)	12,867	12,862
Series 2003-107, Class FD,
30D US SOFR + 0.61%, 11/25/2033(a)	8,469	8,466
Series 2003-110, Class CK,
3.000%, 11/25/2033	13,900	13,456
Series 2003-116, Class FA,
30D US SOFR + 0.51%, 11/25/2033(a)	16,763	16,734
Series 2003-119, Class ZP,
4.000%, 12/25/2033	41,863	40,109
Series 2003-119, Class FH,
30D US SOFR + 0.61%, 12/25/2033(a)	25,557	25,542
Series 2003-128, Class MF,
30D US SOFR + 0.71%, 01/25/2034(a)	35,349	35,454
Series 2003-131, Class CH,
5.500%, 01/25/2034	57,214	58,543
Series 2003-134, Class FC,
30D US SOFR + 0.71%, 12/25/2032(a)	19,893	19,954
Series 2003-14, Class AP,
4.000%, 03/25/2033	9,037	8,990
Series 2003-14, Class AN,
3.500%, 03/25/2033	6,024	5,991
Series 2003-19, Class MB,
4.000%, 05/25/2031	21,515	20,742
Series 2003-21, Class OG,
4.000%, 01/25/2033	9,234	9,098
Series 2003-22, Class BZ,
6.000%, 04/25/2033	18,883	19,293
Series 2003-27, Class EK,
5.000%, 04/25/2033	17,834	17,916
Series 2003-30, Class JQ,
5.500%, 04/25/2033	17,533	17,886
Series 2003-32, Class UJ,
5.500%, 05/25/2033	31,921	32,579
Series 2003-41, Class OZ,
3.750%, 05/25/2033	174,973	163,408
Series 2003-41, Class OB,
4.000%, 05/25/2033	100,571	95,634
Series 2003-42, Class JH,
5.500%, 05/25/2033	42,192	43,035

	Principal Amount	Value (Note 2)
Series 2003-46, Class PJ,
5.500%, 06/25/2033	$23,880	$24,376
Series 2003-47, Class PE,
5.750%, 06/25/2033	30,111	30,866
Series 2003-64, Class JK,
3.500%, 07/25/2033	28,955	27,908
Series 2003-64, Class ZC,
5.000%, 07/25/2033	18,772	18,866
Series 2003-71, Class HD,
5.500%, 08/25/2033	73,437	74,351
Series 2003-76, Class EZ,
5.000%, 08/25/2033	96,678	97,467
Series 2003-94, Class CE,
5.000%, 10/25/2033	2,454	2,438
Series 2004-10, Class ZB,
6.000%, 02/25/2034	134,540	138,603
Series 2004-101, Class TB,
5.500%, 01/25/2035	79,546	81,161
Series 2004-14, Class QB,
5.250%, 03/25/2034	104,695	106,082
Series 2004-17, Class DZ,
5.500%, 04/25/2034	8,993	9,111
Series 2004-17, Class BA,
6.000%, 04/25/2034	118,388	119,625
Series 2004-36, Class FA,
30D US SOFR + 0.51%, 05/25/2034(a)	16,797	16,762
Series 2004-36, Class CB,
5.000%, 05/25/2034	62,657	63,004
Series 2004-53, Class FC,
30D US SOFR + 0.56%, 07/25/2034(a)	132,264	131,918
Series 2004-54, Class FL,
30D US SOFR + 0.51%, 07/25/2034(a)	78,423	78,449
Series 2004-60, Class AC,
5.500%, 04/25/2034	44,641	44,450
Series 2004-68, Class LC,
5.000%, 09/25/2029	22,355	22,471
Series 2004-77, Class AY,
4.500%, 10/25/2034	12,114	11,970
Series 2004-82, Class HK,
5.500%, 11/25/2034	34,356	35,180
Series 2004-92, Class TB,
5.500%, 12/25/2034	58,730	60,160
Series 2005-110, Class MP,
5.500%, 12/25/2035	10,031	10,198
Series 2005-120, Class FE,
30D US SOFR + 0.63%, 01/25/2036(a)	15,053	15,000
	Principal Amount	Value (Note 2)
Series 2005-122, Class PY,
6.000%, 01/25/2036	$204,179	$210,114
Series 2005-17, Class EZ,
4.500%, 03/25/2035	171,240	169,530
Series 2005-17, Class EX,
5.250%, 03/25/2035	25,000	24,715
Series 2005-29, Class ZA,
5.500%, 04/25/2035	876,909	899,157
Series 2005-3, Class CH,
5.250%, 02/25/2035	60,345	60,981
Series 2005-35, Class DZ,
5.000%, 04/25/2035	94,916	95,395
Series 2005-48, Class TD,
5.500%, 06/25/2035	90,211	92,526
Series 2005-52, Class FE,
30D US SOFR + 1.91%, 05/25/2035(a)	78,928	80,215
Series 2005-62, Class GZ,
5.750%, 07/25/2035	300,818	308,589
Series 2005-64, Class PL,
5.500%, 07/25/2035	41,449	42,165
Series 2005-68, Class PG,
5.500%, 08/25/2035	18,938	19,184
Series 2005-68, Class BE,
5.250%, 08/25/2035	47,176	47,571
Series 2005-68, Class CZ,
5.500%, 08/25/2035	217,413	221,895
Series 2005-69, Class GZ,
4.500%, 08/25/2035	9,911	9,623
Series 2005-7, Class MZ,
4.750%, 02/25/2035	15,839	15,549
Series 2005-70, Class NA,
5.500%, 08/25/2035	8,109	8,253
Series 2005-70, Class KP,
5.000%, 06/25/2035	38,328	38,436
Series 2005-72, Class FB,
30D US SOFR + 0.36%, 08/25/2035(a)	7,044	7,010
Series 2005-79, Class DB,
5.500%, 09/25/2035	59,575	60,898
Series 2005-84, Class XM,
5.750%, 10/25/2035	37,212	38,011
Series 2005-89, Class F,
30D US SOFR + 0.41%, 10/25/2035(a)	14,237	14,163
Series 2005-99, Class AC,
5.500%, 12/25/2035	541,000	532,556
Series 2005-99, Class FA,
30D US SOFR + 0.41%, 11/25/2035(a)	7,111	7,105

	Principal Amount	Value (Note 2)
Series 2005-99, Class ZA,
5.500%, 12/25/2035	$128,821	$128,955
Series 2006-112, Class QC,
5.500%, 11/25/2036	15,573	15,969
Series 2006-114, Class HE,
5.500%, 12/25/2036	68,966	70,184
Series 2006-115, Class EF,
30D US SOFR + 0.47%, 12/25/2036(a)	11,537	11,445
Series 2006-16, Class HZ,
5.500%, 03/25/2036	188,694	193,635
Series 2006-39, Class EF,
30D US SOFR + 0.51%, 05/25/2036(a)	11,350	11,300
Series 2006-46, Class UD,
5.500%, 06/25/2036	28,699	29,274
Series 2006-48, Class TF,
30D US SOFR + 0.51%, 06/25/2036(a)	29,168	28,984
Series 2006-48, Class DZ,
6.000%, 06/25/2036	180,399	181,903
Series 2006-56, Class F,
30D US SOFR + 0.41%, 07/25/2036(a)	7,909	7,870
Series 2006-62, Class FX,
30D US SOFR + 1.86%, 07/25/2036(a)	146,841	145,667
Series 2006-63, Class QH,
5.500%, 07/25/2036	25,012	25,654
Series 2006-70, Class AF,
30D US SOFR + 0.51%, 08/25/2036(a)	61,467	61,004
Series 2006-71, Class ZH,
6.000%, 07/25/2036	30,835	32,016
Series 2006-95, Class FH,
30D US SOFR + 0.56%, 10/25/2036(a)	56,770	56,509
Series 2007-100, Class YF,
30D US SOFR + 0.66%, 10/25/2037(a)	12,671	12,652
Series 2007-109, Class GF,
30D US SOFR + 0.79%, 12/25/2037(a)	36,283	36,308
Series 2007-111, Class FC,
30D US SOFR + 0.71%, 12/25/2037(a)	23,809	23,871
Series 2007-117, Class FM,
30D US SOFR + 0.81%, 01/25/2038(a)	141,128	140,962
Series 2007-12, Class BZ,
6.000%, 03/25/2037	488,973	484,973
	Principal Amount	Value (Note 2)
Series 2007-12, Class ZA,
6.000%, 03/25/2037	$135,246	$130,853
Series 2007-14, Class GZ,
5.500%, 03/25/2037	127,286	130,925
Series 2007-18, Class MZ,
6.000%, 03/25/2037	120,347	124,529
Series 2007-22, Class FC,
30D US SOFR + 0.53%, 03/25/2037(a)	65,587	64,662
Series 2007-26, Class ZB,
5.500%, 04/25/2037	212,037	209,867
Series 2007-30, Class MB,
4.250%, 04/25/2037	42,440	41,914
Series 2007-33, Class HE,
5.500%, 04/25/2037	31,320	32,217
Series 2007-34, Class F,
30D US SOFR + 0.50%, 04/25/2037(a)	17,987	17,746
Series 2007-41, Class FA,
30D US SOFR + 0.51%, 05/25/2037(a)	6,198	6,146
Series 2007-51, Class PB,
5.500%, 06/25/2037	19,638	19,225
Series 2007-51, Class CP,
5.500%, 06/25/2037	20,731	20,780
Series 2007-55, Class PH,
6.000%, 06/25/2047	253,347	261,530
Series 2007-57, Class FA,
30D US SOFR + 0.34%, 06/25/2037(a)	15,700	15,580
Series 2007-6, Class FC,
30D US SOFR + 0.53%, 02/25/2037(a)	31,831	31,401
Series 2007-63, Class FC,
30D US SOFR + 0.46%, 07/25/2037(a)	15,816	15,661
Series 2007-63, Class VZ,
5.500%, 07/25/2037	148,368	147,206
Series 2007-65, Class ZE,
5.500%, 07/25/2037	535,425	529,541
Series 2007-65, Class KF,
30D US SOFR + 0.49%, 07/25/2037(a)	47,575	47,157
Series 2007-70, Class FA,
30D US SOFR + 0.46%, 07/25/2037(a)	18,750	18,536
Series 2007-77, Class JE,
6.000%, 08/25/2037	272,534	277,622

	Principal Amount	Value (Note 2)
Series 2007-85, Class FC,
30D US SOFR + 0.65%, 09/25/2037(a)	$78,551	$78,588
Series 2007-85, Class FL,
30D US SOFR + 0.65%, 09/25/2037(a)	25,618	25,573
Series 2007-86, Class FA,
30D US SOFR + 0.56%, 09/25/2037(a)	22,127	22,066
Series 2007-9, Class FB,
30D US SOFR + 0.46%, 03/25/2037(a)	18,688	18,502
Series 2008-18, Class FA,
30D US SOFR + 1.01%, 03/25/2038(a)	128,830	130,107
Series 2008-24, Class WD,
5.500%, 02/25/2038	153,997	152,424
Series 2008-25, Class EF,
30D US SOFR + 1.06%, 04/25/2038(a)	31,984	32,457
Series 2008-27, Class B,
5.500%, 04/25/2038	620,028	635,627
Series 2008-46, Class LA,
5.500%, 06/25/2038	9,042	8,943
Series 2008-66, Class FT,
30D US SOFR + 1.06%, 08/25/2038(a)	18,427	18,588
Series 2008-86, Class FC,
30D US SOFR + 1.21%, 12/25/2038(a)	131,731	133,831
Series 2009-103, Class FM,
30D US SOFR + 0.81%, 11/25/2039(a)	25,605	25,747
Series 2009-104, Class FA,
30D US SOFR + 0.91%, 12/25/2039(a)	31,140	31,435
Series 2009-11, Class MP,
7.000%, 03/25/2049	97,566	102,660
Series 2009-110, Class FG,
30D US SOFR + 0.86%, 01/25/2040(a)	63,400	63,840
Series 2009-111, Class CY,
5.000%, 03/25/2038	129,971	129,378
Series 2009-12, Class LA,
14.909%, 03/25/2039(a)	239,206	286,156
Series 2009-12, Class LD,
16.571%, 03/25/2039(a)	326,885	439,802
Series 2009-19, Class ZA,
6.500%, 04/25/2039	399,197	411,238
Series 2009-36, Class MX,
5.000%, 06/25/2039	58,000	56,712
	Principal Amount	Value (Note 2)
Series 2009-39, Class Z,
6.000%, 06/25/2039	$1,715,100	$1,726,096
Series 2009-42, Class TZ,
4.500%, 03/25/2039	213,661	202,316
Series 2009-47, Class BN,
4.500%, 07/25/2039	26,441	26,104
Series 2009-62, Class WA,
5.581%, 08/25/2039(a)	72,113	72,313
Series 2009-68, Class FD,
30D US SOFR + 1.36%, 09/25/2039(a)	40,025	40,899
Series 2009-70, Class CO,
–%, 01/25/2037(b)	60,502	50,453
Series 2009-70, Class FA,
30D US SOFR + 1.31%, 09/25/2039(a)	20,148	20,468
Series 2009-86, Class OT,
–%, 10/25/2037(b)	24,447	20,349
Series 2009-87, Class FG,
30D US SOFR + 0.86%, 11/25/2039(a)	39,753	39,982
Series 2009-90, Class UZ,
4.500%, 11/25/2039	694,297	654,997
Series 2010-1, Class WA,
6.302%, 02/25/2040(a)	11,435	11,623
Series 2010-1, Class EL,
4.500%, 02/25/2040	230,481	221,322
Series 2010-102, Class B,
4.500%, 07/25/2040	205,630	197,382
Series 2010-102, Class HA,
4.000%, 09/25/2050	51,973	48,209
Series 2010-103, Class DZ,
4.500%, 09/25/2040	233,121	224,723
Series 2010-103, Class PJ,
4.500%, 09/25/2040	25,410	24,899
Series 2010-111, Class FC,
30D US SOFR + 0.63%, 10/25/2040(a)	37,137	36,792
Series 2010-118, Class LZ,
4.750%, 10/25/2040	31,336	30,323
Series 2010-122, Class JA,
7.000%, 07/25/2040	13,149	13,340
Series 2010-123, Class FL,
30D US SOFR + 0.54%, 11/25/2040(a)	13,863	13,757
Series 2010-123, Class KU,
4.500%, 11/25/2040	163,486	153,177
Series 2010-129, Class PZ,
4.500%, 11/25/2040	36,605	32,843

	Principal Amount	Value (Note 2)
Series 2010-130, Class BZ,
4.500%, 11/25/2040	$1,071,974	$1,034,510
Series 2010-14, Class FJ,
30D US SOFR + 0.71%, 03/25/2040(a)	57,012	57,081
Series 2010-141, Class LZ,
4.500%, 12/25/2040	736,673	684,059
Series 2010-141, Class MN,
4.000%, 12/25/2040	90,000	84,152
Series 2010-141, Class FB,
30D US SOFR + 0.58%, 12/25/2040(a)	35,364	34,959
Series 2010-141, Class AL,
4.000%, 12/25/2040	264,520	252,817
Series 2010-142, Class FM,
30D US SOFR + 0.58%, 12/25/2040(a)	11,546	11,408
Series 2010-154, Class JA,
3.000%, 11/25/2040	240,695	227,811
Series 2010-16, Class PL,
5.000%, 03/25/2040	71,000	69,490
Series 2010-19, Class PY,
5.000%, 03/25/2040	216,659	216,754
Series 2010-33, Class KN,
4.500%, 03/25/2040	21,911	21,763
Series 2010-37, Class CY,
5.000%, 04/25/2040	26,682	26,818
Series 2010-39, Class EF,
30D US SOFR + 0.63%, 06/25/2037(a)	28,516	28,494
Series 2010-45, Class WD,
5.000%, 05/25/2040	180,000	169,835
Series 2010-54, Class LX,
5.000%, 06/25/2040	272,000	268,202
Series 2010-58, Class FY,
30D US SOFR + 0.84%, 06/25/2040(a)	38,224	38,205
Series 2010-64, Class DM,
5.000%, 06/25/2040	21,942	21,955
Series 2010-67, Class BD,
4.500%, 06/25/2040	533,511	523,697
Series 2010-68, Class WB,
4.500%, 07/25/2040	85,000	78,091
Series 2010-82, Class WZ,
5.000%, 08/25/2040	252,487	253,929
Series 2010-9, Class ME,
5.000%, 02/25/2040	790,123	787,523
Series 2011-114, Class B,
3.500%, 11/25/2041	134,181	124,531
	Principal Amount	Value (Note 2)
Series 2011-118, Class KL,
3.250%, 07/25/2040	$67,610	$65,515
Series 2011-121, Class JP,
4.500%, 12/25/2041	92,049	87,873
Series 2011-128, Class KB,
4.500%, 12/25/2041	800,000	765,565
Series 2011-130, Class KB,
4.000%, 12/25/2041	29,897	27,834
Series 2011-132, Class PE,
4.500%, 12/25/2041	110,970	107,626
Series 2011-145, Class JA,
4.500%, 12/25/2041	5,532	5,457
Series 2011-148, Class PL,
4.000%, 01/25/2042	425,000	380,619
Series 2011-15, Class AF,
30D US SOFR + 0.62%, 03/25/2041(a)	21,101	21,033
Series 2011-17, Class PD,
4.000%, 03/25/2041	4,922	4,744
Series 2011-26, Class PA,
4.500%, 04/25/2041	75,973	75,019
Series 2011-27, Class ZD,
2.500%, 09/25/2040	172,344	153,465
Series 2011-3, Class FA,
30D US SOFR + 0.79%, 02/25/2041(a)	124,746	124,337
Series 2011-30, Class ZA,
5.000%, 04/25/2041	832,746	801,542
Series 2011-43, Class B,
3.500%, 05/25/2031	14,106	13,679
Series 2011-45, Class ZA,
4.000%, 05/25/2031	12,230	12,026
Series 2011-47, Class GF,
30D US SOFR + 0.68%, 06/25/2041(a)	82,679	82,410
Series 2011-5, Class PO,
–%, 09/25/2040(b)	7,414	5,354
Series 2011-55, Class BZ,
3.500%, 06/25/2041	392,054	364,412
Series 2011-74, Class UB,
4.000%, 07/25/2040	127,638	115,880
Series 2011-86, Class AF,
30D US SOFR + 0.61%, 02/25/2040(a)	18,123	18,088
Series 2011-86, Class NF,
30D US SOFR + 0.66%, 09/25/2041(a)	73,691	73,319
Series 2011-93, Class ST,
4.000%, 09/25/2041	15,858	14,892

	Principal Amount	Value (Note 2)
Series 2011-93, Class GA,
4.000%, 04/25/2039	$12,403	$12,045
Series 2012-100, Class DB,
3.000%, 09/25/2042	918,188	810,862
Series 2012-103, Class PY,
3.000%, 09/25/2042	180,000	149,113
Series 2012-106, Class QN,
3.500%, 10/25/2042	53,799	49,236
Series 2012-108, Class PL,
3.000%, 10/25/2042	529,526	472,481
Series 2012-110, Class JB,
2.500%, 10/25/2042	204,000	149,841
Series 2012-111, Class B,
7.000%, 10/25/2042	66,832	70,948
Series 2012-112, Class DA,
3.000%, 10/25/2042	151,836	135,900
Series 2012-115, Class DY,
2.500%, 10/25/2042	225,000	172,211
Series 2012-120, Class AH,
2.500%, 02/25/2032	12,589	12,375
Series 2012-125, Class GY,
2.000%, 11/25/2042	621,000	476,583
Series 2012-126, Class TA,
3.000%, 10/25/2042	152,717	136,437
Series 2012-128, Class NP,
2.500%, 11/25/2042	8,143	5,246
Series 2012-129, Class HT,
2.000%, 12/25/2032	28,713	25,058
Series 2012-13, Class JP,
4.500%, 02/25/2042	407,003	388,736
Series 2012-131, Class FG,
30D US SOFR + 0.46%, 09/25/2042(a)	36,933	36,287
Series 2012-137, Class CF,
30D US SOFR + 0.41%, 08/25/2041(a)	7,600	7,582
Series 2012-139, Class GB,
2.500%, 12/25/2042	210,538	149,613
Series 2012-139, Class CY,
2.000%, 12/25/2042	235,000	170,847
Series 2012-14, Class FL,
30D US SOFR + 0.56%, 12/25/2040(a)	853	852
Series 2012-141, Class PD,
1.750%, 10/25/2041	70,614	66,075
Series 2012-149, Class ZA,
3.000%, 01/25/2041	58,514	56,702
Series 2012-149, Class DA,
1.750%, 01/25/2043	19,532	17,966
	Principal Amount	Value (Note 2)
Series 2012-149, Class KB,
3.000%, 01/25/2043	$106,691	$101,427
Series 2012-151, Class NX,
1.500%, 01/25/2043	297,424	248,804
Series 2012-151, Class WC,
2.500%, 01/25/2043	249,000	178,114
Series 2012-152, Class PB,
3.500%, 01/25/2043	55,000	52,631
Series 2012-153, Class B,
7.000%, 07/25/2042	22,218	23,867
Series 2012-17, Class JA,
3.500%, 12/25/2041	221,457	204,173
Series 2012-17, Class JB,
3.500%, 03/25/2042	200,000	164,400
Series 2012-19, Class CB,
3.500%, 03/25/2042	197,000	179,008
Series 2012-20, Class TD,
4.500%, 02/25/2042	22,206	22,056
Series 2012-26, Class MA,
3.500%, 03/25/2042	111,169	102,692
Series 2012-27, Class KB,
2.000%, 03/25/2042	150,407	114,982
Series 2012-33, Class F,
30D US SOFR + 0.63%, 04/25/2042(a)	22,948	22,875
Series 2012-37, Class BF,
30D US SOFR + 0.61%, 12/25/2035(a)	37,673	37,610
Series 2012-38, Class MC,
3.000%, 04/25/2042	147,000	118,627
Series 2012-46, Class CD,
2.500%, 04/25/2041	29,179	28,773
Series 2012-46, Class YB,
3.500%, 05/25/2042	61,440	55,345
Series 2012-47, Class HF,
30D US SOFR + 0.51%, 05/25/2027(a)	20,449	20,451
Series 2012-47, Class JM,
3.500%, 05/25/2042	140,340	116,311
Series 2012-49, Class TG,
2.000%, 07/25/2041	8,894	8,791
Series 2012-50, Class HC,
2.000%, 03/25/2042	91,519	84,216
Series 2012-51, Class HJ,
3.500%, 05/25/2042	364,384	304,162
Series 2012-51, Class ZX,
3.500%, 05/25/2042	2,105,533	1,614,751
Series 2012-52, Class BM,
4.500%, 01/25/2042	460,881	455,386

	Principal Amount	Value (Note 2)
Series 2012-53, Class AP,
2.000%, 04/25/2041	$15,197	$15,036
Series 2012-56, Class UB,
4.000%, 06/25/2042	416,000	382,297
Series 2012-56, Class WB,
3.500%, 05/25/2042	65,410	59,683
Series 2012-69, Class PL,
3.000%, 01/25/2042	68,373	66,586
Series 2012-70, Class WC,
3.000%, 07/25/2042	172,000	137,441
Series 2012-80, Class GZ,
3.000%, 08/25/2042	360,775	322,800
Series 2012-82, Class E,
2.000%, 04/25/2042	18,319	17,305
Series 2012-83, Class AC,
3.000%, 08/25/2042	85,000	71,856
Series 2012-90, Class PH,
3.000%, 01/25/2042	54,062	51,952
Series 2012-90, Class PB,
2.500%, 01/25/2042	243,280	230,945
Series 2012-93, Class TL,
3.000%, 09/25/2042	420,000	340,137
Series 2012-98, Class ZP,
6.000%, 09/25/2042	735,887	776,549
Series 2012-99, Class DC,
2.000%, 08/25/2041	95,924	90,149
Series 2013-104, Class CY,
5.000%, 10/25/2043	50,000	47,140
Series 2013-108, Class GU,
3.000%, 10/25/2033	31,595	30,011
Series 2013-114, Class LM,
4.000%, 03/25/2042	186,115	177,367
Series 2013-130, Class FB,
30D US SOFR + 0.56%, 01/25/2044(a)	29,567	29,156
Series 2013-136, Class QB,
3.500%, 03/25/2042	151,575	140,018
Series 2013-17, Class YM,
4.000%, 03/25/2033	10,446	10,231
Series 2013-2, Class QF,
30D US SOFR + 0.61%, 02/25/2043(a)	10,714	10,582
Series 2013-20, Class CA,
2.500%, 01/25/2043	161,378	140,950
Series 2013-35, Class CV,
3.000%, 02/25/2043	200,000	183,002
Series 2013-4, Class PL,
2.000%, 02/25/2043	120,000	85,612
	Principal Amount	Value (Note 2)
Series 2013-52, Class GM,
5.000%, 06/25/2043	$89,000	$83,688
Series 2013-53, Class CV,
3.500%, 05/25/2030	22,614	22,514
Series 2013-68, Class P,
3.500%, 10/25/2042	94,181	90,425
Series 2013-68, Class LE,
2.000%, 04/25/2043	64,482	58,324
Series 2013-70, Class CE,
2.500%, 01/25/2043	142,808	131,691
Series 2013-72, Class AF,
30D US SOFR + 0.36%, 11/25/2042(a)	2,713	2,708
Series 2013-72, Class YA,
3.000%, 06/25/2033	2,612	2,374
Series 2013-81, Class YK,
4.000%, 08/25/2043	200,000	179,285
Series 2013-9, Class BC,
6.500%, 07/25/2042	184,013	191,756
Series 2013-9, Class CB,
5.500%, 04/25/2042	407,146	412,859
Series 2013-91, Class PB,
4.000%, 09/25/2043	140,000	123,199
Series 2014-10, Class BA,
5.344%, 03/25/2054(a)	245,798	250,266
Series 2014-20, Class AC,
3.000%, 08/25/2036	18,891	18,733
Series 2014-21, Class MA,
2.000%, 09/25/2041	50,748	48,461
Series 2014-23, Class Z,
3.500%, 05/25/2044	441,199	403,909
Series 2014-23, Class A,
3.000%, 05/25/2044	689,980	615,029
Series 2014-26, Class YW,
3.500%, 04/25/2044	50,538	48,034
Series 2014-3, Class BM,
2.500%, 06/25/2043	46,084	42,505
Series 2014-43, Class PZ,
3.000%, 07/25/2043	249,037	200,877
Series 2014-49, Class CA,
3.000%, 08/25/2044	64,857	61,948
Series 2014-52, Class LM,
3.500%, 09/25/2044	1,089,776	903,271
Series 2014-63, Class LN,
3.000%, 10/25/2044	125,000	96,230
Series 2014-73, Class FA,
30D US SOFR + 0.46%, 11/25/2044(a)	11,597	11,368

	Principal Amount	Value (Note 2)
Series 2014-80, Class DZ,
3.000%, 12/25/2044	$3,162,745	$2,810,702
Series 2014-81, Class GC,
3.000%, 03/25/2038	17,922	17,595
Series 2014-86, Class PA,
2.000%, 12/25/2044	817,312	707,429
Series 2014-88, Class ER,
2.500%, 02/25/2036	16,664	15,970
Series 2015-16, Class ZY,
2.500%, 04/25/2045	10,820,035	8,901,456
Series 2015-2, Class CD,
3.500%, 02/25/2045	162,467	133,033
Series 2015-51, Class CD,
3.000%, 07/25/2044	84,155	80,476
Series 2015-53, Class KB,
3.000%, 01/25/2045	688,402	609,512
Series 2015-56, Class MH,
3.500%, 08/25/2045	930,615	831,770
Series 2015-65, Class CZ,
3.500%, 09/25/2045	138,972	115,510
Series 2015-75, Class LB,
3.000%, 10/25/2045	125,000	91,871
Series 2015-96, Class EA,
3.000%, 12/25/2026	82,969	81,648
Series 2016-14, Class NC,
2.500%, 03/25/2046	108,449	102,789
Series 2016-2, Class BH,
2.700%, 07/25/2045	165,317	152,272
Series 2016-23, Class PL,
3.000%, 11/25/2045	298,685	238,786
Series 2016-27, Class HK,
3.000%, 01/25/2041	224,150	210,617
Series 2016-31, Class TM,
3.000%, 12/25/2045	360,000	306,977
Series 2016-33, Class JA,
3.000%, 07/25/2045	119,914	111,229
Series 2016-33, Class LE,
2.500%, 11/25/2033	30,104	28,179
Series 2016-48, Class UF,
30D US SOFR + 0.51%, 08/25/2046(a)	54,644	54,169
Series 2016-52, Class MZ,
3.000%, 08/25/2046	258,010	190,246
Series 2016-55, Class EA,
1.750%, 07/25/2043	743,763	617,281
Series 2016-57, Class PC,
1.750%, 06/25/2046	215,796	179,281
	Principal Amount	Value (Note 2)
Series 2016-75, Class FC,
30D US SOFR + 0.51%, 10/25/2046(a)	$27,889	$27,605
Series 2016-8, Class CB,
3.500%, 03/25/2046	893,000	807,223
Series 2016-83, Class KL,
2.500%, 11/25/2046	132,406	87,243
Series 2016-85, Class BA,
2.500%, 11/25/2046	5,543	3,631
Series 2016-9, Class PA,
2.500%, 06/25/2045	134,763	124,749
Series 2016-9, Class D,
3.000%, 03/25/2046	27,053	24,222
Series 2017-1, Class JP,
3.500%, 04/25/2045	71,413	69,589
Series 2017-10, Class FA,
30D US SOFR + 0.51%, 03/25/2047(a)	21,473	21,219
Series 2017-100, Class ZE,
3.500%, 12/25/2047	123,506	109,996
Series 2017-110, Class PB,
3.000%, 02/25/2057	140,000	101,513
Series 2017-15, Class PE,
3.500%, 04/25/2046	39,476	37,275
Series 2017-19, Class B,
3.000%, 01/25/2047	202,680	182,951
Series 2017-24, Class H,
3.000%, 08/25/2043	11,832	11,765
Series 2017-25, Class QE,
2.500%, 04/25/2047	145,877	122,748
Series 2017-35, Class AH,
3.500%, 04/25/2053	6,768	6,693
Series 2017-38, Class JA,
3.000%, 03/25/2047	106,393	93,937
Series 2017-46, Class P,
3.500%, 06/25/2047	2,362,684	2,100,206
Series 2017-56, Class BA,
3.000%, 03/25/2045	66,828	64,588
Series 2017-56, Class BY,
3.000%, 07/25/2047	128,765	103,269
Series 2017-68, Class HQ,
3.000%, 07/25/2046	703,728	651,542
Series 2017-84, Class JP,
2.750%, 10/25/2047	111,152	95,917
Series 2017-90, Class WB,
3.000%, 11/25/2047	1,119,992	870,263
Series 2017-96, Class PA,
3.000%, 12/25/2054	98,959	94,937

	Principal Amount	Value (Note 2)
Series 2017-99, Class DZ,
3.500%, 12/25/2047	$128,758	$114,579
Series 2018-15, Class KG,
2.500%, 01/25/2048	97,656	81,446
Series 2018-19, Class KB,
3.000%, 04/25/2046	36,968	35,665
Series 2018-2, Class HD,
3.000%, 02/25/2047	16,562	16,007
Series 2018-25, Class AL,
3.500%, 04/25/2048	187,296	160,471
Series 2018-38, Class PA,
3.500%, 06/25/2047	56,159	54,340
Series 2018-39, Class FG,
30D US SOFR + 0.36%, 11/25/2033(a)	72,611	71,649
Series 2018-41, Class PZ,
4.000%, 06/25/2048	1,019,226	810,489
Series 2018-43, Class FE,
30D US SOFR + 0.36%, 09/25/2038(a)	78,268	76,996
Series 2018-45, Class GA,
3.000%, 06/25/2048	32,902	28,572
Series 2018-5, Class JP,
3.000%, 09/25/2047	37,643	34,558
Series 2018-50, Class DY,
3.000%, 10/25/2047	461,314	411,005
Series 2018-56, Class CH,
3.000%, 08/25/2048	27,018	23,471
Series 2018-6, Class PA,
3.000%, 02/25/2048	171,529	147,474
Series 2018-60, Class KL,
4.000%, 08/25/2048	96,000	81,852
Series 2018-67, Class DY,
4.000%, 09/25/2048	304,029	253,472
Series 2018-70, Class HB,
3.500%, 10/25/2058	314,994	267,309
Series 2018-74, Class AB,
3.500%, 10/25/2048	297,562	268,393
Series 2018-8, Class KL,
2.500%, 03/25/2047	251,889	220,329
Series 2018-83, Class AC,
3.500%, 11/25/2048	140,863	123,966
Series 2018-83, Class LH,
4.000%, 11/25/2048	16,834	15,555
Series 2018-9, Class PL,
3.500%, 02/25/2048	395,045	343,576
Series 2018-94, Class KD,
3.500%, 12/25/2048	40,219	36,482
	Principal Amount	Value (Note 2)
Series 2018-94, Class KZ,
4.500%, 01/25/2049	$201,075	$149,284
Series 2019-10, Class MA,
3.000%, 03/25/2049	61,680	54,226
Series 2019-11, Class EA,
3.000%, 05/25/2048	194,133	179,303
Series 2019-12, Class HA,
3.500%, 11/25/2057	230,966	218,127
Series 2019-13, Class MH,
3.000%, 03/25/2049	271,276	241,507
Series 2019-34, Class PZ,
3.000%, 07/25/2049	119,237	58,489
Series 2019-45, Class PT,
3.000%, 08/25/2049	212,050	187,736
Series 2019-50, Class CZ,
2.750%, 09/25/2049	181,213	79,311
Series 2019-55, Class MQ,
3.500%, 10/25/2049	549,057	484,522
Series 2019-60, Class BF,
30D US SOFR + 0.56%, 10/25/2049(a)	10,542	10,347
Series 2019-65, Class HA,
2.500%, 11/25/2049	143,185	119,896
Series 2019-75, Class PA,
3.000%, 10/25/2049	472,861	412,879
Series 2019-81, Class LB,
1.500%, 12/25/2049	473,187	374,368
Series 2019-82, Class HZ,
3.000%, 01/25/2050	392,082	325,604
Series 2020-10, Class B,
3.000%, 03/25/2050	225,388	191,697
Series 2020-11, Class JW,
3.000%, 03/25/2050	237,000	172,584
Series 2020-36, Class GD,
2.000%, 12/25/2037	111,015	99,696
Series 2020-45, Class NB,
1.500%, 07/25/2050	259,992	107,013
Series 2020-47, Class GZ,
2.000%, 07/25/2050	219,183	125,624
Series 2020-73, Class ED,
0.824%, 11/25/2049(a)	741,918	531,134
Series 2021-12, Class GA,
1.000%, 07/25/2050	123,200	88,274
Series 2021-15, Class JB,
1.250%, 04/25/2051	120,361	45,880
Series 2021-17, Class ZA,
1.500%, 04/25/2051	163,109	63,897
Series 2021-43, Class JC,
2.000%, 05/25/2051	118,023	94,056

	Principal Amount	Value (Note 2)
Series 2021-47, Class PD,
1.500%, 07/25/2051	$744,646	$561,099
Series 2021-47, Class PE,
1.750%, 07/25/2051	744,646	573,254
Series 2021-59, Class H,
2.000%, 06/25/2048	211,094	168,384
Series 2021-6, Class KU,
1.500%, 02/25/2051	181,291	100,129
Series 2021-66, Class HU,
1.500%, 10/25/2051	259,998	120,628
Series 2021-66, Class JG,
1.000%, 10/25/2051	496,938	391,700
Series 2021-68, Class A,
2.000%, 07/25/2049	2,352,796	1,842,267
Series 2021-69, Class WA,
2.000%, 04/25/2049	297,085	241,118
Series 2021-72, Class NL,
1.500%, 10/25/2051	316,302	191,762
Series 2021-72, Class NB,
1.500%, 10/25/2051	140,000	54,244
Series 2021-8, Class HZ,
2.000%, 03/25/2051	475,545	231,220
Series 2021-80, Class KE,
2.000%, 11/25/2051	204,082	165,085
Series 2022-17, Class GV,
2.500%, 01/25/2052	3,569,000	2,595,369
Series 2022-37, Class QL,
4.000%, 07/25/2052	1,683,000	1,578,248
Series 2022-4, Class CK,
1.500%, 04/25/2051	103,750	54,301
Series 2022-43, Class AN,
4.250%, 07/25/2052	240,932	190,643
Series 2022-43, Class ZA,
4.500%, 07/25/2052	251,559	236,375
Series 2022-64, Class GM,
4.500%, 10/25/2052	3,161,000	2,750,337
Series 2022-68, Class Z,
5.000%, 10/25/2052	633,902	620,818
Series 2022-81, Class DO,
–%, 11/25/2052(b)	1,474,443	652,582
Series 2022-88, Class EZ,
6.000%, 12/25/2052	4,474,146	4,468,135
Series 2022-90, Class AY,
4.500%, 12/25/2041	180,000	168,943
Series 2023-19, Class BZ,
5.000%, 05/25/2053	5,896,341	5,870,563
		94,275,292
	Principal Amount	Value (Note 2)
Fannie Mae Grantor Trust 2002-T12
Series 2002-T12, Class A1,
6.500%, 05/25/2042	$120,191	$123,416

Freddie Mac
Series 1996-1863, Class Z,
6.500%, 07/15/2026	16	16
Series 1997-1935, Class FK,
30D US SOFR + 0.81%, 02/15/2027(a)	3,076	3,079
Series 1997-1980, Class Z,
7.000%, 07/15/2027	9,707	9,766
Series 1998-2034, Class Z,
6.500%, 02/15/2028	7,299	7,423
Series 1998-2035, Class PC,
6.950%, 03/15/2028	1,831	1,849
Series 1998-2053, Class Z,
6.500%, 04/15/2028	6,655	6,703
Series 1998-2060, Class Z,
6.500%, 05/15/2028	3,201	3,248
Series 1998-2079, Class FA,
30D US SOFR + 0.61%, 07/17/2028(a)	3	3
Series 1998-2095, Class PE,
6.000%, 11/15/2028	6,870	6,946
Series 1998-2102, Class Z,
6.000%, 12/15/2028	21,223	21,480
Series 1999-2115, Class FB,
30D US SOFR + 0.56%, 01/15/2029(a)	7,101	7,095
Series 1999-2126, Class CB,
6.250%, 02/15/2029	7,638	7,723
Series 1999-2137, Class TH,
6.500%, 03/15/2029	2,454	2,492
Series 1999-2154, Class PL,
6.500%, 05/15/2029	69,635	70,075
Series 2000-2224, Class CB,
8.000%, 03/15/2030	6,757	7,039
Series 2001-2274, Class ZM,
6.500%, 01/15/2031	4,755	4,804
Series 2001-2279, Class Z,
6.000%, 01/15/2031	4,988	5,020
Series 2001-2320, Class FI,
30D US SOFR + 0.61%, 09/15/2029(a)	14,287	14,276
Series 2001-2322, Class FV,
30D US SOFR + 0.61%, 06/15/2030(a)	15,050	14,832

	Principal Amount	Value (Note 2)
Series 2001-2324, Class PZ,
6.500%, 06/15/2031	$83,284	$86,011
Series 2001-2334, Class KB,
6.500%, 05/15/2028	33,421	33,784
Series 2001-2341, Class FP,
30D US SOFR + 1.01%, 07/15/2031(a)	16,090	16,215
Series 2001-2367, Class FA,
30D US SOFR + 0.63%, 06/15/2031(a)	15,372	15,346
Series 2001-2372, Class F,
30D US SOFR + 0.61%, 10/15/2031(a)	9,336	9,330
Series 2001-2388, Class FR,
30D US SOFR + 0.76%, 06/15/2031(a)	13,165	13,181
Series 2001-2388, Class FB,
30D US SOFR + 0.71%, 01/15/2029(a)	11,297	11,307
Series 2001-2391, Class HF,
30D US SOFR + 0.66%, 06/15/2031(a)	5,275	5,269
Series 2001-2396, Class FM,
30D US SOFR + 0.56%, 12/15/2031(a)	10,633	10,635
Series 2001-2396, Class FN,
30D US SOFR + 0.76%, 12/15/2031(a)	86,071	86,468
Series 2002-2411, Class F,
30D US SOFR + 0.66%, 02/15/2032(a)	10,571	10,588
Series 2002-2412, Class OF,
30D US SOFR + 1.06%, 12/15/2031(a)	18,145	18,371
Series 2002-2417, Class FY,
30D US SOFR + 0.71%, 12/15/2031(a)	5,666	5,661
Series 2002-2424, Class FY,
30D US SOFR + 0.56%, 03/15/2032(a)	28,650	28,166
Series 2002-2430, Class WF,
6.500%, 03/15/2032	5,258	5,450
Series 2002-2433, Class FA,
30D US SOFR + 1.06%, 02/15/2032(a)	23,280	23,572
Series 2002-2460, Class FA,
30D US SOFR + 1.11%, 03/15/2032(a)	40,754	40,186
Series 2002-2466, Class FV,
30D US SOFR + 0.66%, 03/15/2032(a)	34,969	34,985
	Principal Amount	Value (Note 2)
Series 2002-2470, Class EF,
30D US SOFR + 1.11%, 03/15/2032(a)	$43,690	$44,220
Series 2002-2478, Class FD,
30D US SOFR + 1.11%, 02/15/2032(a)	12,613	12,538
Series 2002-2481, Class FE,
30D US SOFR + 1.11%, 03/15/2032(a)	12,345	12,495
Series 2002-2488, Class FU,
30D US SOFR + 0.71%, 03/15/2032(a)	41,795	41,785
Series 2002-2494, Class F,
30D US SOFR + 1.16%, 06/15/2031(a)	20,421	20,626
Series 2002-2495, Class ZB,
4.500%, 09/15/2032	23,312	22,580
Series 2002-2510, Class FE,
30D US SOFR + 0.51%, 10/15/2032(a)	2,937	2,922
Series 2002-2513, Class AF,
30D US SOFR + 1.11%, 02/15/2032(a)	33,714	32,625
Series 2002-2516, Class FD,
30D US SOFR + 1.11%, 02/15/2032(a)	32,039	32,427
Series 2002-2517, Class FR,
30D US SOFR + 0.46%, 10/15/2032(a)	25,014	24,863
Series 2002-2524, Class DH,
6.000%, 11/15/2032	24,861	25,615
Series 2002-2525, Class NU,
5.000%, 04/15/2032	50,877	50,061
Series 2002-2535, Class AW,
5.500%, 12/15/2032	6,566	6,704
Series 2002-2538, Class F,
30D US SOFR + 0.71%, 12/15/2032(a)	93,072	93,341
Series 2002-2541, Class BL,
5.500%, 12/15/2032	27,191	27,646
Series 2003-2554, Class MN,
5.500%, 01/15/2033	30,336	30,837
Series 2003-2557, Class HL,
5.300%, 01/15/2033	106,608	106,239
Series 2003-2557, Class NU,
5.250%, 03/15/2032	34,497	34,363
Series 2003-2557, Class WF,
30D US SOFR + 0.51%, 01/15/2033(a)	26,392	26,311
Series 2003-2568, Class D,
5.500%, 02/15/2033	25,404	25,849

	Principal Amount	Value (Note 2)
Series 2003-2571, Class FY,
30D US SOFR + 0.86%, 12/15/2032(a)	$13,742	$13,842
Series 2003-2577, Class FC,
30D US SOFR + 0.61%, 02/15/2033(a)	60,550	60,286
Series 2003-2587, Class FW,
30D US SOFR + 0.58%, 03/15/2033(a)	24,520	24,443
Series 2003-2590, Class OZ,
4.000%, 03/15/2033	157,003	151,016
Series 2003-2614, Class FV,
30D US SOFR + 1.61%, 05/15/2033(a)	153,689	157,895
Series 2003-2624, Class QH,
5.000%, 06/15/2033	8,755	8,811
Series 2003-2626, Class ZX,
5.000%, 06/15/2033	221,649	210,402
Series 2003-2627, Class CN,
5.000%, 06/15/2033	25,912	26,079
Series 2003-2631, Class DB,
5.000%, 06/15/2033	148,000	143,510
Series 2003-2647, Class A,
3.250%, 04/15/2032	44,901	43,506
Series 2003-2648, Class WZ,
5.000%, 07/15/2033	292,346	283,031
Series 2003-2668, Class LH,
5.000%, 09/15/2033	15,986	16,090
Series 2003-2707, Class FH,
30D US SOFR + 0.76%, 04/15/2032(a)	49,162	49,406
Series 2003-2711, Class FA,
30D US SOFR + 1.11%, 11/15/2033(a)	85,647	86,933
Series 2003-2717, Class LH,
5.500%, 12/15/2033	4,281	4,387
Series 2003-2725, Class TA,
4.500%, 12/15/2033	132,717	131,343
Series 2004-2750, Class TC,
5.250%, 02/15/2034	2,696	2,723
Series 2004-2768, Class PW,
4.250%, 03/15/2034	115,997	113,244
Series 2004-2802, Class OH,
6.000%, 05/15/2034	7,145	7,299
Series 2004-2835, Class KZ,
5.500%, 08/15/2034	26,325	26,983
Series 2004-2835, Class TB,
4.500%, 08/15/2034	269,436	263,002
Series 2004-2896, Class BZ,
5.000%, 11/15/2034	51,851	52,193
	Principal Amount	Value (Note 2)
Series 2004-2901, Class KB,
5.000%, 12/15/2034	$71,298	$71,801
Series 2005-2916, Class MY,
5.500%, 01/15/2035	113,387	116,252
Series 2005-2927, Class EZ,
5.500%, 02/15/2035	6,347	6,252
Series 2005-2929, Class PG,
5.000%, 02/15/2035	27,151	27,336
Series 2005-2933, Class HD,
5.500%, 02/15/2035	13,995	14,243
Series 2005-2942, Class ZN,
5.500%, 03/15/2035	544,628	536,514
Series 2005-2953, Class PG,
5.500%, 03/15/2035	12,816	13,074
Series 2005-2962, Class KF,
30D US SOFR + 0.31%, 04/15/2035(a)	7,005	6,962
Series 2005-2973, Class GE,
5.500%, 05/15/2035	243,000	243,054
Series 2005-2980, Class QA,
6.000%, 05/15/2035	24,458	25,376
Series 2005-2996, Class GX,
5.500%, 06/15/2035	72,000	71,046
Series 2005-3012, Class WZ,
5.500%, 08/15/2035	258,533	252,363
Series 2005-3012, Class ZE,
5.750%, 08/15/2035	53,517	55,196
Series 2005-3028, Class FM,
30D US SOFR + 0.36%, 09/15/2035(a)	6,407	6,377
Series 2005-3028, Class PG,
5.500%, 09/15/2035	30,513	31,039
Series 2005-3028, Class ZE,
5.500%, 09/15/2035	954,439	942,253
Series 2005-3033, Class WY,
5.500%, 09/15/2035	58,959	60,453
Series 2005-3036, Class NE,
5.000%, 09/15/2035	70,045	70,652
Series 2005-3042, Class PZ,
5.750%, 09/15/2035	172,788	175,485
Series 2005-3052, Class WH,
5.500%, 10/15/2035	13,971	14,288
Series 2005-3059, Class ZM,
5.000%, 02/15/2035	65,186	65,631
Series 2005-3062, Class DE,
5.500%, 11/15/2035	93,959	96,389
Series 2005-3068, Class Z,
5.500%, 11/15/2035	114,002	116,545

	Principal Amount	Value (Note 2)
Series 2005-3070, Class FT,
30D US SOFR + 0.46%, 11/15/2035(a)	$10,108	$10,089
Series 2005-3072, Class NF,
30D US SOFR + 0.61%, 11/15/2035(a)	26,518	26,466
Series 2005-3085, Class FE,
30D US SOFR + 0.91%, 08/15/2035(a)	31,191	31,481
Series 2006-3098, Class PG,
5.000%, 01/15/2036	47,658	48,075
Series 2006-3122, Class OH,
–%, 03/15/2036(b)	15,378	13,249
Series 2006-3123, Class HT,
5.000%, 03/15/2026	2,124	2,119
Series 2006-3136, Class KF,
30D US SOFR + 0.41%, 04/15/2036(a)	9,467	9,431
Series 2006-3137, Class XP,
6.000%, 04/15/2036	15,788	16,422
Series 2006-3143, Class BC,
5.500%, 02/15/2036	69,249	71,186
Series 2006-3145, Class FN,
30D US SOFR + 0.54%, 04/15/2036(a)	10,210	10,134
Series 2006-3148, Class CY,
6.000%, 04/15/2036	14,533	15,049
Series 2006-3153, Class UG,
30D US SOFR + 0.56%, 05/15/2036(a)	16,323	16,253
Series 2006-3154, Class PN,
5.500%, 05/15/2036	49,985	51,399
Series 2006-3201, Class FL,
30D US SOFR + 0.71%, 08/15/2036(a)	69,260	69,332
Series 2006-3202, Class HF,
30D US SOFR + 0.46%, 08/15/2036(a)	28,887	28,724
Series 2006-3203, Class ZM,
5.000%, 08/15/2036	145,971	147,229
Series 2006-3204, Class ZM,
5.000%, 08/15/2034	67,717	68,168
Series 2006-3206, Class FE,
30D US SOFR + 0.51%, 08/15/2036(a)	32,899	32,604
Series 2006-3235, Class Z,
6.500%, 11/15/2036	669,721	697,501
Series 2006-3236, Class EF,
30D US SOFR + 0.41%, 11/15/2036(a)	8,953	8,864
	Principal Amount	Value (Note 2)
Series 2006-3237, Class CD,
5.500%, 09/15/2036	$45,819	$45,807
Series 2006-3237, Class CE,
5.500%, 11/15/2036	122,000	122,455
Series 2006-3240, Class FG,
30D US SOFR + 1.22%, 11/15/2036(a)	144,947	142,554
Series 2006-3249, Class CB,
4.250%, 12/15/2036	248,017	241,799
Series 2007-3279, Class FB,
30D US SOFR + 0.43%, 02/15/2037(a)	54,643	53,888
Series 2007-3284, Class AZ,
4.500%, 03/15/2037	20,064	19,428
Series 2007-3301, Class FY,
30D US SOFR + 0.53%, 04/15/2037(a)	12,857	12,701
Series 2007-3311, Class DF,
30D US SOFR + 0.45%, 05/15/2037(a)	77,138	76,168
Series 2007-3312, Class PA,
5.500%, 05/15/2037	11,497	11,843
Series 2007-3316, Class FB,
30D US SOFR + 0.41%, 08/15/2035(a)	22,119	21,922
Series 2007-3349, Class HG,
5.500%, 07/15/2037	13,031	13,298
Series 2007-3361, Class AF,
30D US SOFR + 0.46%, 11/15/2036(a)	49,554	49,142
Series 2007-3367, Class YF,
30D US SOFR + 0.66%, 09/15/2037(a)	13,606	13,587
Series 2007-3368, Class AF,
30D US SOFR + 0.83%, 09/15/2037(a)	47,675	47,796
Series 2007-3378, Class FA,
30D US SOFR + 0.69%, 06/15/2037(a)	24,242	24,265
Series 2007-3380, Class FM,
30D US SOFR + 0.70%, 10/15/2037(a)	60,493	60,520
Series 2007-3382, Class FG,
30D US SOFR + 0.71%, 11/15/2037(a)	30,372	30,403
Series 2007-3382, Class FL,
30D US SOFR + 0.81%, 11/15/2037(a)	56,504	56,785
Series 2007-3387, Class PF,
30D US SOFR + 0.53%, 11/15/2037(a)	19,458	19,348

	Principal Amount	Value (Note 2)
Series 2007-3388, Class FJ,
30D US SOFR + 0.81%, 11/15/2037(a)	$95,156	$95,300
Series 2008-3404, Class DC,
5.500%, 01/15/2038	285,000	286,245
Series 2008-3405, Class PE,
5.000%, 01/15/2038	34,716	34,881
Series 2008-3409, Class DB,
6.000%, 01/15/2038	145,066	149,902
Series 2008-3411, Class FL,
30D US SOFR + 0.81%, 02/15/2038(a)	14,074	14,145
Series 2008-3415, Class DF,
30D US SOFR + 0.81%, 08/15/2035(a)	64,747	65,099
Series 2008-3415, Class PC,
5.000%, 12/15/2037	24,695	24,775
Series 2008-3415, Class TF,
30D US SOFR + 0.85%, 08/15/2035(a)	32,069	32,289
Series 2008-3450, Class PE,
5.000%, 05/15/2038	39,063	39,531
Series 2008-3469, Class CF,
30D US SOFR + 0.90%, 07/15/2038(a)	17,113	15,762
Series 2009-3536, Class FM,
30D US SOFR + 1.11%, 05/15/2039(a)	16,015	16,188
Series 2009-3539, Class B,
4.500%, 06/15/2029	44,000	43,877
Series 2009-3545, Class FA,
30D US SOFR + 0.96%, 06/15/2039(a)	41,446	41,659
Series 2009-3548, Class ZE,
5.500%, 12/15/2032	96,214	97,320
Series 2009-3549, Class FA,
30D US SOFR + 1.31%, 07/15/2039(a)	14,756	14,993
Series 2009-3564, Class NB,
5.000%, 08/15/2039	270,911	273,278
Series 2009-3574, Class D,
5.000%, 09/15/2039	54,134	54,627
Series 2009-3584, Class FA,
30D US SOFR + 0.81%, 12/15/2036(a)	19,116	19,222
Series 2009-3587, Class DA,
4.500%, 10/15/2039	88,344	86,738
Series 2009-3588, Class CW,
7.645%, 10/15/2037(a)	280,913	292,029
	Principal Amount	Value (Note 2)
Series 2009-3604, Class PO,
–%, 05/15/2036(b)	$48,544	$40,241
Series 2009-3605, Class BF,
30D US SOFR + 0.97%, 11/15/2039(a)	93,696	94,803
Series 2009-3606, Class ZC,
5.000%, 04/15/2036	642,326	645,285
Series 2009-3611, Class FH,
30D US SOFR + 0.86%, 07/15/2034(a)	8,302	8,362
Series 2010-3620, Class EL,
4.000%, 01/15/2030	11,591	11,483
Series 2010-3622, Class PB,
5.000%, 01/15/2040	310,325	313,069
Series 2010-3626, Class ME,
5.000%, 01/15/2040	401,308	403,599
Series 2010-3631, Class PA,
4.000%, 02/15/2040	131,453	126,889
Series 2010-3653, Class B,
4.500%, 04/15/2030	37,512	37,411
Series 2010-3656, Class PM,
5.000%, 04/15/2040	110,591	111,594
Series 2010-3662, Class PJ,
5.000%, 04/15/2040	140,149	141,372
Series 2010-3664, Class DA,
4.000%, 11/15/2037	55,520	54,977
Series 2010-3747, Class PY,
4.000%, 10/15/2040	273,030	261,572
Series 2010-3747, Class CY,
4.500%, 10/15/2040	205,235	200,763
Series 2010-3770, Class GA,
4.500%, 10/15/2040	320,931	313,649
Series 2010-3770, Class JZ,
4.000%, 12/15/2040	7,187,930	6,813,246
Series 2010-3778, Class JA,
3.500%, 04/15/2040	39,335	38,957
Series 2011-3798, Class PJ,
4.000%, 01/15/2041	43,178	41,555
Series 2011-3800, Class AF,
30D US SOFR + 0.61%, 02/15/2041(a)	15,803	15,752
Series 2011-3819, Class ZQ,
6.000%, 04/15/2036	11,518	11,976
Series 2011-3822, Class FY,
30D US SOFR + 0.51%, 02/15/2033(a)	16,671	16,641
Series 2011-3825, Class BP,
4.000%, 03/15/2041	66,507	62,803

	Principal Amount	Value (Note 2)
Series 2011-3843, Class FE,
30D US SOFR + 0.66%, 04/15/2041(a)	$33,551	$33,264
Series 2011-3843, Class PZ,
5.000%, 04/15/2041	478,441	476,680
Series 2011-3844, Class PC,
5.000%, 04/15/2041	195,000	191,237
Series 2011-3852, Class QN,
26.79% - 30D US SOFR, 05/15/2041(a)	30,225	28,578
Series 2011-3852, Class TP,
27.08% - 30D US SOFR, 05/15/2041(a)	19,003	18,928
Series 2011-3857, Class ZP,
5.000%, 05/15/2041	1,215,657	1,210,660
Series 2011-3862, Class MA,
5.000%, 04/15/2041	57,400	57,853
Series 2011-3891, Class BF,
30D US SOFR + 0.66%, 07/15/2041(a)	30,640	30,367
Series 2011-3894, Class ZA,
4.500%, 07/15/2041	330,991	319,181
Series 2011-3905, Class BZ,
3.000%, 08/15/2041	179,377	136,157
Series 2011-3919, Class DL,
4.000%, 08/15/2030	298,000	287,795
Series 2011-3934, Class KB,
5.000%, 10/15/2041	481,010	481,881
Series 2011-3935, Class JZ,
4.500%, 10/15/2041	1,158,683	1,105,974
Series 2011-3939, Class BZ,
4.500%, 06/15/2041	669,221	645,778
Series 2011-3939, Class AZ,
4.000%, 03/15/2041	316,041	298,209
Series 2011-3940, Class MY,
4.000%, 10/15/2041	241,512	227,457
Series 2011-3957, Class HZ,
4.000%, 11/15/2041	576,448	540,999
Series 2011-3958, Class PJ,
4.500%, 09/15/2041	135,465	132,410
Series 2011-3959, Class MB,
4.500%, 11/15/2041	44,199	38,756
Series 2011-3963, Class JB,
4.500%, 11/15/2041	79,392	77,660
Series 2011-3968, Class LA,
4.500%, 12/15/2041	6,678	6,411
Series 2011-3969, Class JP,
4.500%, 09/15/2041	12,643	12,547
Series 2011-3978, Class CZ,
3.500%, 12/15/2041	2,099,533	1,925,666
	Principal Amount	Value (Note 2)
Series 2012-3984, Class DF,
30D US SOFR + 0.66%, 01/15/2042(a)	$25,851	$25,628
Series 2012-3989, Class JW,
3.500%, 01/15/2042	163,606	150,708
Series 2012-3994, Class JZ,
3.500%, 02/15/2042	895,213	826,131
Series 2012-3997, Class FQ,
30D US SOFR + 0.61%, 02/15/2042(a)	31,975	31,596
Series 2012-3997, Class EC,
3.500%, 02/15/2042	59,120	48,856
Series 2012-4001, Class FM,
30D US SOFR + 0.61%, 02/15/2042(a)	22,056	21,768
Series 2012-4010, Class FC,
30D US SOFR + 1.11%, 03/15/2042(a)	239,601	238,306
Series 2012-4011, Class DB,
4.000%, 09/15/2041	165,936	157,913
Series 2012-4011, Class DC,
4.000%, 09/15/2041	169,838	161,622
Series 2012-4012, Class GC,
3.500%, 06/15/2040	10,844	10,769
Series 2012-4020, Class PG,
2.500%, 03/15/2027	6,973	6,873
Series 2012-4037, Class CA,
3.000%, 04/15/2027	42,576	41,963
Series 2012-4039, Class LT,
3.500%, 05/15/2042	113,000	94,283
Series 2012-4048, Class CE,
4.000%, 05/15/2042	611,000	562,017
Series 2012-4050, Class ND,
2.500%, 09/15/2041	7,726	7,575
Series 2012-4062, Class MZ,
3.500%, 06/15/2042	407,509	375,790
Series 2012-4064, Class AY,
3.000%, 06/15/2027	32,027	31,585
Series 2012-4068, Class PE,
3.000%, 06/15/2042	327,000	292,495
Series 2012-4075, Class PB,
3.000%, 07/15/2042	82,335	73,642
Series 2012-4076, Class MV,
3.000%, 04/15/2031	31,369	31,083
Series 2012-4077, Class BE,
4.000%, 07/15/2042	130,000	114,847
Series 2012-4088, Class PB,
3.000%, 08/15/2042	115,676	101,808
Series 2012-4094, Class CW,
2.000%, 08/15/2042	145,380	122,628

	Principal Amount	Value (Note 2)
Series 2012-4097, Class UF,
30D US SOFR + 0.46%, 08/15/2032(a)	$38,780	$38,740
Series 2012-4097, Class CU,
1.500%, 08/15/2027	25,000	23,777
Series 2012-4101, Class QN,
3.500%, 09/15/2042	327,389	299,215
Series 2012-4102, Class CB,
2.000%, 09/15/2042	150,000	129,380
Series 2012-4104, Class AJ,
1.500%, 09/15/2027	7,399	7,177
Series 2012-4116, Class YB,
2.500%, 05/15/2042	132,000	105,820
Series 2012-4120, Class TC,
1.500%, 10/15/2027	3,360	3,249
Series 2012-4122, Class BA,
2.770%, 05/15/2040(a)(c)	119,394	110,181
Series 2012-4133, Class TA,
3.000%, 11/15/2042	308,106	244,811
Series 2012-4141, Class PL,
2.500%, 12/15/2042	274,000	188,036
Series 2013-4160, Class HB,
2.500%, 12/15/2032	14,094	13,030
Series 2013-4161, Class LT,
2.500%, 08/15/2042	294,957	263,366
Series 2013-4170, Class FW,
30D US SOFR + 1.06%, 01/15/2033(a)	10,971	10,909
Series 2013-4171, Class MN,
3.000%, 02/15/2043	144,000	105,276
Series 2013-4176, Class YD,
3.000%, 03/15/2043	50,000	40,588
Series 2013-4183, Class ME,
2.000%, 02/15/2042	280,720	266,816
Series 2013-4185, Class PB,
3.000%, 03/15/2043	418,433	387,753
Series 2013-4203, Class DJ,
2.500%, 04/15/2033	23,216	22,437
Series 2013-4204, Class QP,
3.000%, 05/15/2043	153,000	124,780
Series 2013-4218, Class DG,
2.500%, 07/15/2042	89,069	81,637
Series 2013-4220, Class EH,
2.500%, 06/15/2028	7,191	7,082
Series 2013-4231, Class FD,
30D US SOFR + 0.46%, 10/15/2032(a)	7,704	7,700
Series 2013-4246, Class PB,
4.000%, 09/15/2043	493,003	421,835
	Principal Amount	Value (Note 2)
Series 2013-4265, Class FD,
30D US SOFR + 0.51%, 01/15/2035(a)	$39,799	$39,472
Series 2013-4283, Class EW,
4.500%, 12/15/2043(a)	165,758	160,445
Series 2014-4293, Class NM,
4.500%, 06/15/2043	16,694	16,324
Series 2014-4294, Class PF,
30D US SOFR + 0.51%, 01/15/2044(a)	10,966	10,761
Series 2014-4319, Class PM,
3.000%, 03/15/2043	38,475	37,543
Series 2014-4320, Class AP,
3.500%, 07/15/2039	101,132	98,098
Series 2014-4324, Class AY,
3.000%, 04/15/2029	568,738	551,910
Series 2014-4368, Class GZ,
4.125%, 06/15/2041(d)	1,274,238	1,240,448
Series 2014-4370, Class PC,
2.500%, 09/15/2041	9,919	9,725
Series 2014-4403, Class CZ,
3.000%, 10/15/2044	156,631	86,982
Series 2014-4419, Class DC,
3.000%, 12/15/2044	240,000	191,160
Series 2015-4457, Class KZ,
3.000%, 04/15/2045	71,958	62,169
Series 2015-4459, Class CA,
5.000%, 12/15/2034	8,870	8,921
Series 2015-4461, Class EA,
2.000%, 07/15/2037	46,228	45,201
Series 2015-4498, Class JA,
2.500%, 04/15/2037	87,794	78,314
Series 2015-4508, Class UZ,
3.000%, 07/15/2043	55,963	42,485
Series 2016-4555, Class CP,
3.000%, 04/15/2045	293,288	280,853
Series 2016-4564, Class QA,
3.000%, 07/15/2029	2,968	2,961
Series 2016-4582, Class PA,
3.000%, 11/15/2045	100,121	91,455
Series 2016-4583, Class UP,
3.000%, 07/15/2045	128,773	117,634
Series 2016-4590, Class AK,
3.500%, 08/15/2027	24,668	24,531
Series 2016-4601, Class CZ,
3.000%, 12/15/2045	114,815	69,055
Series 2016-4613, Class AF,
30D US SOFR + 1.21%, 11/15/2037(a)	76,249	75,950

	Principal Amount	Value (Note 2)
Series 2016-4629, Class KB,
3.000%, 11/15/2046	$1,000,000	$803,765
Series 2016-4639, Class HZ,
3.250%, 04/15/2053(d)	1,138,318	869,245
Series 2017-4656, Class EZ,
4.000%, 02/15/2047	342,956	318,719
Series 2017-4661, Class HA,
3.000%, 05/15/2043	2,374	2,369
Series 2017-4670, Class TY,
3.000%, 03/15/2047	346,000	272,808
Series 2017-4672, Class QD,
3.000%, 08/15/2045	24,449	23,960
Series 2017-4680, Class PA,
3.000%, 03/15/2046	84,098	79,867
Series 2017-4707, Class Z,
4.000%, 08/15/2047	129,092	77,767
Series 2017-4710, Class PA,
3.000%, 04/15/2045	80,134	77,653
Series 2017-4714, Class MY,
3.500%, 08/15/2047	1,000,000	897,719
Series 2017-4736, Class CL,
3.000%, 12/15/2047	154,734	129,278
Series 2017-4748, Class GA,
3.000%, 01/15/2045	21,489	21,149
Series 2018-4767, Class Z,
3.000%, 12/15/2047	38,139	21,114
Series 2018-4773, Class DZ,
4.000%, 04/15/2048	154,228	142,943
Series 2018-4787, Class PY,
4.000%, 05/15/2048	39,455	36,428
Series 2018-4808, Class DG,
3.500%, 09/15/2045	416,873	411,337
Series 2018-4813, Class CJ,
3.000%, 08/15/2048	181,381	154,983
Series 2018-4818, Class CA,
3.000%, 04/15/2048	362,050	314,822
Series 2018-4821, Class YZ,
4.000%, 02/15/2042	1,679,681	1,444,096
Series 2018-4821, Class ZM,
3.500%, 05/15/2048	332,642	290,270
Series 2018-4839, Class AE,
4.000%, 04/15/2051	209,795	199,758
Series 2018-4846, Class PA,
4.000%, 06/15/2047	2,722	2,707
Series 2018-4857, Class HM,
3.500%, 11/15/2046	33,650	33,273
Series 2019-4863, Class AJ,
3.500%, 07/15/2038	37,505	35,676
	Principal Amount	Value (Note 2)
Series 2019-4863, Class H,
7.000%, 03/15/2049	$124,679	$130,779
Series 2019-4896, Class BD,
3.500%, 07/25/2049	1,062,753	891,617
Series 2019-4911, Class HG,
2.250%, 04/15/2049	1,623,128	1,338,804
Series 2019-4926, Class BP,
3.000%, 10/25/2049	517,529	440,224
Series 2019-4942, Class A,
3.000%, 01/25/2049	90,757	83,201
Series 2020-4954, Class LZ,
2.500%, 02/25/2050	126,000	54,570
Series 2020-4961, Class JB,
2.500%, 12/15/2042	120,685	108,614
Series 2020-4989, Class FA,
30D US SOFR + 0.46%, 08/15/2040(a)	105,894	104,543
Series 2020-4989, Class FB,
30D US SOFR + 0.46%, 10/15/2040(a)	97,703	96,549
Series 2020-5000, Class HZ,
1.500%, 08/25/2050	252,469	122,951
Series 2020-5007, Class PY,
1.500%, 08/25/2050	218,000	85,979
Series 2020-5013, Class NH,
1.000%, 09/25/2050	173,579	84,357
Series 2020-5014, Class BP,
1.250%, 09/25/2040	206,899	178,701
Series 2020-5039, Class ZK,
2.500%, 11/25/2050	154,565	71,619
Series 2020-5049, Class JZ,
2.000%, 11/25/2050	143,558	61,745
Series 2020-5049, Class WB,
0.750%, 12/25/2050	330,531	249,011
Series 2020-5068, Class UB,
0.500%, 01/25/2051	109,000	56,956
Series 2021-5080, Class CA,
2.000%, 02/25/2051	864,862	468,418
Series 2021-5083, Class MA,
2.000%, 03/25/2051	612,856	349,199
Series 2021-5085, Class HA,
1.500%, 03/25/2051	147,216	77,219
Series 2021-5092, Class BC,
2.500%, 06/25/2036	10,759	10,659
Series 2021-5103, Class LQ,
1.500%, 04/25/2050	199,859	100,059
Series 2021-5103, Class LM,
1.500%, 05/25/2041	119,098	63,995

	Principal Amount	Value (Note 2)
Series 2021-5119, Class LM,
1.500%, 05/25/2041	$202,779	$105,036
Series 2021-5121, Class KE,
1.500%, 06/25/2051	301,427	143,052
Series 2021-5129, Class KC,
1.500%, 11/25/2049	136,692	118,124
Series 2021-5144, Class PC,
1.500%, 09/25/2051	348,846	288,586
Series 2021-5156, Class EC,
1.500%, 10/25/2051	434,989	208,068
Series 2021-5171, Class KY,
1.750%, 12/25/2051	172,000	88,113
Series 2021-5174, Class TQ,
2.000%, 08/25/2051	472,195	390,550
Series 2021-5178, Class LY,
1.500%, 12/25/2051	178,029	80,911
Series 2021-5182, Class M,
2.500%, 05/25/2049	315,209	277,391
Series 2022-5189, Class PG,
2.500%, 09/25/2051	84,026	75,327
Series 2022-5198, Class ZM,
3.000%, 02/25/2052	648,225	492,688
Series 2022-5200, Class WK,
2.500%, 03/25/2052	217,000	138,873
Series 2022-5201, Class CA,
2.500%, 07/25/2048	593,736	531,476
Series 2022-5207, Class CZ,
3.500%, 03/25/2052	382,117	220,042
Series 2022-5208, Class AL,
2.500%, 04/25/2042	1,386,302	1,001,195
Series 2022-5230, Class PE,
2.000%, 12/25/2051	600,000	470,279
Series 2022-5234, Class PH,
3.500%, 04/25/2051	739,063	701,581
Series 2024-5407, Class LB,
6.000%, 05/25/2054	6,901,530	6,929,104
		62,330,986
Freddie Mac Strips
Series 2013-299, Class 300,
3.000%, 01/15/2043	145,586	130,931
Series 2013-300, Class 300,
3.000%, 01/15/2043	118,802	105,784
		236,715
Freddie Mac Structured Pass-Through Certificates
Series 2001-32, Class A1,
1M US SOFR + 0.37%, 08/25/2031(a)	57,696	60,719
	Principal Amount	Value (Note 2)
Series 2002-41, Class 3A,
4.370%, 07/25/2032(a)	$1,788,277	$1,630,642
Series 2003-55, Class 1A3A,
30D US SOFR + 0.51%, 03/25/2043(a)	222,568	222,033
		1,913,394
Ginnie Mae
Series 2003-76, Class TG,
5.500%, 09/20/2033	116,310	115,988
Series 2003-98, Class FY,
1M US SOFR + 0.46%, 09/20/2033(a)	1,265	1,264
Series 2004-1, Class TE,
5.000%, 06/20/2033	17,974	17,907
Series 2004-15, Class AY,
5.500%, 02/20/2034	126,421	127,907
Series 2004-22, Class AZ,
5.500%, 04/20/2034	177,984	180,318
Series 2004-26, Class ED,
5.500%, 04/16/2034	51,587	52,210
Series 2004-34, Class QL,
5.500%, 05/16/2034	135,625	136,661
Series 2004-55, Class MC,
5.500%, 07/20/2034	32,300	32,735
Series 2004-7, Class Z,
5.500%, 01/16/2034	1,582,829	1,591,503
Series 2004-87, Class BC,
4.500%, 10/20/2034	9,791	9,764
Series 2005-11, Class PL,
5.000%, 02/20/2035	24,956	24,923
Series 2005-13, Class NB,
5.000%, 02/20/2035	8,886	8,874
Series 2005-13, Class BG,
5.000%, 02/20/2035	138,612	138,983
Series 2005-3, Class JL,
5.000%, 12/16/2034	53,705	53,735
Series 2005-3, Class JM,
4.750%, 01/20/2035	37,889	37,471
Series 2005-3, Class OC,
5.000%, 01/20/2035	129,625	129,664
Series 2005-3, Class QB,
5.000%, 01/16/2035	40,303	40,346
Series 2005-44, Class GZ,
5.000%, 07/20/2035	89,350	89,410
Series 2005-45, Class BF,
1M US SOFR + 0.41%, 06/20/2035(a)	26,315	26,094
Series 2005-49, Class B,
5.500%, 06/20/2035	61,663	62,571

	Principal Amount	Value (Note 2)
Series 2005-51, Class DC,
5.000%, 07/20/2035	$94,569	$94,835
Series 2005-56, Class JA,
5.000%, 05/17/2035	9,746	9,745
Series 2005-56, Class BD,
5.000%, 07/20/2035	32,300	32,306
Series 2005-69, Class WD,
5.000%, 05/18/2035	33,179	33,173
Series 2005-73, Class PH,
5.000%, 09/20/2035	89,522	89,476
Series 2005-92, Class PB,
6.000%, 12/20/2035	121,204	124,879
Series 2006-10, Class PB,
5.500%, 03/20/2036	206,248	209,510
Series 2006-38, Class OH,
6.500%, 08/20/2036	22,165	22,102
Series 2007-18, Class PH,
5.500%, 03/20/2035	137,000	139,090
Series 2007-18, Class B,
5.500%, 05/20/2035	58,244	58,997
Series 2007-35, Class TE,
6.000%, 06/20/2037	83,583	85,806
Series 2007-35, Class NE,
6.000%, 06/16/2037	37,546	38,497
Series 2007-40, Class FY,
1M US SOFR + 0.44%, 07/16/2037(a)	25,769	25,648
Series 2007-44, Class PH,
6.000%, 07/20/2037	94,693	97,377
Series 2007-57, Class Z,
5.500%, 10/20/2037	826,510	838,621
Series 2007-6, Class LE,
5.500%, 02/20/2037	212,841	215,173
Series 2007-7, Class PG,
5.000%, 02/16/2037	19,714	19,708
Series 2007-79, Class FC,
1M US SOFR + 0.55%, 12/20/2037(a)	97,696	97,690
Series 2008-13, Class FB,
1M US SOFR + 0.61%, 02/20/2038(a)	19,427	19,447
Series 2008-20, Class CE,
5.500%, 06/16/2037	185,906	189,038
Series 2008-21, Class PZ,
5.500%, 11/20/2037	360,956	357,533
Series 2008-31, Class PC,
5.500%, 04/20/2038	39,412	39,931
Series 2008-33, Class PB,
5.500%, 04/20/2038	113,129	114,656
	Principal Amount	Value (Note 2)
Series 2008-37, Class L,
6.000%, 04/20/2038	$33,136	$33,634
Series 2008-38, Class BG,
5.000%, 05/16/2038	62,862	62,816
Series 2008-38, Class PL,
5.500%, 05/20/2038	173,453	176,502
Series 2008-38, Class PN,
5.500%, 05/20/2038	33,359	33,945
Series 2008-40, Class PL,
5.250%, 05/16/2038	118,000	119,688
Series 2008-41, Class PE,
5.500%, 05/20/2038	56,776	57,808
Series 2008-43, Class NB,
5.500%, 05/20/2038	111,061	111,785
Series 2008-47, Class ML,
5.250%, 06/16/2038	21,305	21,511
Series 2008-49, Class PB,
4.750%, 06/20/2038	23,494	23,351
Series 2008-50, Class KB,
6.000%, 06/20/2038	181,569	185,954
Series 2008-51, Class PH,
5.250%, 06/20/2038	32,278	32,629
Series 2008-51, Class FG,
1M US SOFR + 0.88%, 06/16/2038(a)	65,440	65,942
Series 2008-55, Class PL,
5.500%, 06/20/2038	25,710	25,935
Series 2008-58, Class PE,
5.500%, 07/16/2038	64,880	65,871
Series 2008-60, Class JP,
5.500%, 07/20/2038	190,199	191,838
Series 2008-60, Class JN,
5.500%, 07/20/2038	96,842	97,729
Series 2008-65, Class PG,
6.000%, 08/20/2038	173,853	174,826
Series 2008-66, Class FN,
1M US SOFR + 1.06%, 08/20/2038(a)	69,669	70,164
Series 2008-7, Class PQ,
5.000%, 02/20/2038	75,964	75,850
Series 2008-76, Class QE,
5.750%, 09/20/2038	58,000	58,395
Series 2008-77, Class FC,
1M US SOFR + 0.81%, 09/20/2038(a)	46,843	46,884
Series 2008-85, Class PG,
5.250%, 10/20/2038	27,710	27,634
Series 2008-89, Class JC,
5.500%, 08/20/2038	32,562	32,465

	Principal Amount	Value (Note 2)
Series 2008-89, Class JD,
6.000%, 08/20/2038	$37,822	$37,705
Series 2008-9, Class FA,
1M US SOFR + 0.61%, 02/20/2038(a)	13,519	13,529
Series 2009-1, Class FA,
1M US SOFR + 1.16%, 01/20/2039(a)	56,419	57,069
Series 2009-10, Class PH,
4.500%, 02/20/2039	23,890	23,467
Series 2009-10, Class NB,
5.000%, 02/16/2039	62,266	62,160
Series 2009-118, Class PY,
5.000%, 12/16/2039	14,569	14,476
Series 2009-12, Class NB,
5.000%, 03/20/2039	43,832	43,610
Series 2009-13, Class E,
4.500%, 03/16/2039	77,828	76,509
Series 2009-15, Class FM,
1M US SOFR + 1.15%, 03/20/2039(a)	53,572	53,712
Series 2009-24, Class WB,
5.000%, 03/20/2039	178,926	177,980
Series 2009-32, Class ZA,
5.500%, 05/20/2039	341,711	350,510
Series 2009-40, Class AD,
4.500%, 06/20/2039	309,000	299,953
Series 2009-47, Class LT,
5.000%, 06/20/2039	92,646	92,499
Series 2009-55, Class FN,
1M US SOFR + 1.11%, 07/20/2039(a)	19,719	19,916
Series 2009-58, Class PA,
4.500%, 07/20/2039	60,337	58,694
Series 2009-61, Class MP,
5.000%, 08/20/2039	26,195	26,165
Series 2009-61, Class AP,
4.000%, 08/20/2039	28,783	27,946
Series 2009-69, Class PH,
5.500%, 08/16/2039	92,000	91,378
Series 2009-75, Class GZ,
4.500%, 09/20/2039	77,471	76,464
Series 2009-76, Class JB,
4.500%, 07/20/2039	13,466	13,427
Series 2009-76, Class XA,
5.500%, 09/16/2039	425,664	424,121
Series 2009-77, Class KJ,
5.000%, 09/20/2039	91,895	92,423
	Principal Amount	Value (Note 2)
Series 2009-83, Class TF,
1M US SOFR + 1.01%, 08/20/2039(a)	$31,499	$31,843
Series 2009-94, Class FA,
1M US SOFR + 0.81%, 10/16/2039(a)	65,649	66,033
Series 2010-103, Class WA,
5.657%, 08/20/2034(a)	171,249	173,728
Series 2010-105, Class BH,
3.000%, 01/16/2040	54,918	52,946
Series 2010-111, Class FA,
1M US SOFR + 0.46%, 09/20/2040(a)	37,552	37,342
Series 2010-134, Class YL,
4.500%, 10/20/2040	101,000	96,703
Series 2010-14, Class HA,
4.500%, 02/16/2040	99,928	99,111
Series 2010-147, Class PG,
3.500%, 05/20/2040	31,605	31,204
Series 2010-157, Class OP,
–%, 12/20/2040(b)	7,920	6,660
Series 2010-167, Class WL,
4.500%, 09/20/2040	713,896	694,291
Series 2010-169, Class JZ,
4.000%, 12/20/2040	183,033	172,612
Series 2010-19, Class GW,
4.750%, 02/20/2040	108,305	98,544
Series 2010-62, Class AF,
1M US SOFR + 0.56%, 04/16/2034(a)	11,340	11,339
Series 2010-76, Class NC,
4.500%, 06/20/2040	113,194	105,928
Series 2010-84, Class YB,
4.000%, 07/20/2040	17,648	16,813
Series 2010-H01, Class FA,
1M US SOFR + 0.93%, 01/20/2060(a)	9,897	9,925
Series 2010-H10, Class FC,
1M US SOFR + 1.11%, 05/20/2060(a)	44,739	45,183
Series 2010-H20, Class AF,
1M US SOFR + 0.44%, 10/20/2060(a)	51,996	51,824
Series 2010-H22, Class FE,
1M US SOFR + 0.46%, 05/20/2059(a)	719	714
Series 2010-H27, Class FA,
1M US SOFR + 0.49%, 12/20/2060(a)	16,773	16,724

	Principal Amount	Value (Note 2)
Series 2011-100, Class MY,
4.000%, 07/20/2041	$166,443	$159,611
Series 2011-128, Class MD,
4.000%, 10/20/2040	79,809	79,216
Series 2011-137, Class WA,
5.593%, 07/20/2040(a)	172,908	174,984
Series 2011-18, Class PA,
4.000%, 08/20/2040	4,563	4,547
Series 2011-59, Class QC,
4.000%, 12/20/2040	184,216	179,467
Series 2011-66, Class UA,
4.000%, 05/16/2041	148,383	136,952
Series 2011-71, Class ZC,
5.500%, 07/16/2034	143,561	145,160
Series 2011-97, Class WA,
6.104%, 11/20/2038(a)	24,026	24,636
Series 2011-H01, Class AF,
1M US SOFR + 0.56%, 11/20/2060(a)	36,882	36,826
Series 2011-H11, Class FB,
1M US SOFR + 0.61%, 04/20/2061(a)	19,868	19,842
Series 2011-H11, Class FA,
1M US SOFR + 0.61%, 03/20/2061(a)	58,210	58,161
Series 2011-H15, Class FA,
1M US SOFR + 0.56%, 06/20/2061(a)	14,193	14,170
Series 2012-108, Class CB,
2.500%, 09/20/2042	149,000	116,543
Series 2012-116, Class BY,
3.000%, 09/16/2042	267,000	209,355
Series 2012-127, Class PG,
1.750%, 09/16/2042	121,349	109,475
Series 2012-32, Class PE,
3.500%, 03/16/2042	117,000	104,237
Series 2012-38, Class PL,
3.250%, 01/20/2041	12,575	12,469
Series 2012-39, Class GA,
3.000%, 10/16/2040	21,187	20,534
Series 2012-51, Class VM,
3.500%, 04/16/2025	6,981	6,954
Series 2012-56, Class HZ,
3.500%, 06/20/2040	1,353,367	1,205,700
Series 2012-68, Class GE,
3.000%, 05/20/2042	4,247	3,256
Series 2012-76, Class GF,
1M US SOFR + 0.41%, 06/16/2042(a)	18,669	18,577
	Principal Amount	Value (Note 2)
Series 2012-84, Class TB,
2.500%, 07/20/2042	$390,245	$318,345
Series 2012-H08, Class FC,
1M US SOFR + 0.68%, 04/20/2062(a)	143,525	143,522
Series 2012-H14, Class FK,
1M US SOFR + 0.69%, 07/20/2062(a)	68,999	68,988
Series 2012-H20, Class PT,
5.014%, 07/20/2062(a)	7,431	7,404
Series 2012-H24, Class FE,
1M US SOFR + 0.71%, 10/20/2062(a)	946	940
Series 2013-100, Class MA,
3.500%, 02/20/2043	25,500	25,048
Series 2013-115, Class PM,
4.000%, 08/20/2043	385,470	353,969
Series 2013-169, Class EZ,
3.250%, 11/16/2043	114,945	98,307
Series 2013-22, Class GB,
2.500%, 08/20/2042	115,781	102,473
Series 2013-41, Class MY,
3.000%, 03/20/2043	256,604	227,655
Series 2013-54, Class WA,
4.891%, 11/20/2042(a)	352,588	352,334
Series 2013-6, Class BE,
3.000%, 01/20/2043	104,000	77,028
Series 2013-69, Class NA,
2.000%, 09/20/2042	167,785	147,950
Series 2013-70, Class LA,
1.000%, 05/20/2043	100,170	81,662
Series 2013-93, Class CA,
6.000%, 06/20/2043	878,347	902,478
Series 2013-98, Class KF,
1M US SOFR + 0.41%, 11/20/2041(a)	4,311	4,298
Series 2013-99, Class MF,
1M US SOFR + 0.41%, 07/20/2043(a)	51,195	50,310
Series 2013-H01, Class FA,
1.650%, 01/20/2063	2	2
Series 2013-H04, Class BA,
1.650%, 02/20/2063	1,576	1,454
Series 2013-H07, Class GA,
1M US SOFR + 0.58%, 03/20/2063(a)	37,638	37,576
Series 2013-H09, Class HA,
1.650%, 04/20/2063	5,023	4,735

	Principal Amount	Value (Note 2)
Series 2013-H18, Class EA,
1M US SOFR + 0.61%, 07/20/2063(a)	$3,385	$3,380
Series 2014-118, Class ZP,
4.000%, 08/20/2044	403,691	376,253
Series 2014-119, Class ZK,
3.500%, 08/16/2044	1,151,308	1,050,097
Series 2014-32, Class DA,
3.500%, 02/20/2044	101,590	84,674
Series 2014-53, Class JM,
6.964%, 04/20/2039(a)	121,042	127,119
Series 2014-98, Class HE,
3.000%, 07/20/2044	53,984	42,336
Series 2014-98, Class ZP,
3.000%, 07/16/2044	245,995	183,602
Series 2014-H10, Class TA,
1M US SOFR + 0.71%, 04/20/2064(a)	218,022	218,105
Series 2014-H15, Class FA,
1M US SOFR + 0.61%, 07/20/2064(a)	14,816	14,803
Series 2014-H16, Class FL,
1M US SOFR + 0.58%, 07/20/2064(a)	237,774	237,485
Series 2014-H19, Class HA,
3.000%, 09/20/2064	15,589	15,086
Series 2015-100, Class PD,
3.000%, 07/20/2045	183,381	165,654
Series 2015-190, Class LE,
3.500%, 06/20/2045	3,113	3,097
Series 2015-63, Class KA,
3.000%, 04/20/2040	33,494	27,345
Series 2015-84, Class QA,
3.500%, 06/20/2045	204,488	182,166
Series 2015-91, Class QA,
2.881%, 05/20/2045(a)	1,381,765	1,192,506
Series 2015-H09, Class FA,
1M US SOFR + 0.73%, 04/20/2065(a)	170,298	169,939
Series 2015-H12, Class FB,
1M US SOFR + 0.71%, 05/20/2065(a)	40,291	40,205
Series 2015-H15, Class FC,
1M US SOFR + 0.69%, 06/20/2065(a)	72,159	71,959
Series 2015-H22, Class FC,
1M US SOFR + 0.71%, 09/20/2065(a)	30,896	30,826
	Principal Amount	Value (Note 2)
Series 2015-H26, Class FA,
1M US SOFR + 0.63%, 10/20/2065(a)	$34,326	$34,308
Series 2015-H26, Class FG,
1M US SOFR + 0.63%, 10/20/2065(a)	157,086	156,993
Series 2015-H27, Class FA,
1M US SOFR + 0.86%, 09/20/2065(a)	1,361,000	1,360,253
Series 2015-H29, Class FA,
1M US SOFR + 0.81%, 10/20/2065(a)	857	856
Series 2015-H30, Class FE,
1M US SOFR + 0.71%, 11/20/2065(a)	32,497	32,508
Series 2015-H31, Class FT,
1M US SOFR + 0.76%, 11/20/2065(a)	7,959	7,964
Series 2015-H32, Class FH,
1M US SOFR + 0.77%, 12/20/2065(a)	104,228	104,327
Series 2016-116, Class GV,
3.000%, 05/20/2026	14,993	14,746
Series 2016-120, Class KA,
2.000%, 09/20/2046	4,738	3,595
Series 2016-136, Class PJ,
3.500%, 01/20/2046	190,285	155,011
Series 2016-136, Class MY,
2.500%, 10/20/2046	100,000	62,828
Series 2016-163, Class B,
3.000%, 10/20/2046	119,000	86,642
Series 2016-19, Class AC,
3.000%, 02/20/2046	259,000	211,494
Series 2016-46, Class Z,
3.000%, 04/20/2046	126,076	80,903
Series 2016-82, Class BA,
3.000%, 09/20/2045	26,577	26,193
Series 2016-H06, Class FC,
1M US SOFR + 1.03%, 02/20/2066(a)	81,929	82,038
Series 2016-H08, Class FT,
1M US SOFR + 0.83%, 02/20/2066(a)	30,820	30,851
Series 2016-H11, Class F,
1M US SOFR + 0.91%, 05/20/2066(a)	2,218,286	2,218,253
Series 2016-H13, Class FT,
1M US SOFR + 0.69%, 05/20/2066(a)	2,683	2,684

	Principal Amount	Value (Note 2)
Series 2016-H14, Class FA,
1M US SOFR + 0.91%, 06/20/2066(a)	$333,719	$333,703
Series 2016-H15, Class FA,
1M US SOFR + 0.91%, 07/20/2066(a)	757,044	757,004
Series 2016-H17, Class FC,
1M US SOFR + 0.94%, 08/20/2066(a)	127,875	127,920
Series 2016-H17, Class FK,
1M US SOFR + 0.96%, 07/20/2066(a)	39,482	39,508
Series 2016-H17, Class HA,
2.250%, 03/20/2066	82,070	79,982
Series 2016-H20, Class PT,
7.950%, 09/20/2066(a)	333,959	342,029
Series 2016-H23, Class PT,
7.761%, 09/20/2066(a)	427,533	435,369
Series 2016-H23, Class F,
1M US SOFR + 0.86%, 10/20/2066(a)	109,456	109,957
Series 2016-H24, Class FG,
1M US SOFR + 0.86%, 10/20/2066(a)	322,589	322,394
Series 2016-H26, Class FC,
1M US SOFR + 1.11%, 12/20/2066(a)	74,412	74,600
Series 2017-150, Class JE,
3.000%, 07/20/2047	53,449	49,335
Series 2017-170, Class MC,
2.500%, 10/20/2047	49,828	43,877
Series 2017-36, Class MJ,
3.000%, 03/20/2047	31,723	27,154
Series 2017-56, Class AZ,
3.000%, 04/20/2047	120,504	96,737
Series 2017-80, Class BJ,
3.000%, 03/20/2047	78,295	70,559
Series 2017-80, Class LO,
–%, 05/20/2047(b)	97,753	72,206
Series 2017-H06, Class FE,
1M US SOFR + 0.66%, 02/20/2067(a)	43,429	43,418
Series 2017-H14, Class FD,
1M US SOFR + 0.58%, 06/20/2067(a)	69,341	69,240
Series 2017-H15, Class FC,
1M US SOFR + 0.58%, 06/20/2067(a)	133,722	133,574
Series 2017-H16, Class PT,
4.691%, 05/20/2066(a)	10,505	10,375
	Principal Amount	Value (Note 2)
Series 2017-H17, Class FG,
1M US SOFR + 0.61%, 08/20/2067(a)	$12,987	$12,975
Series 2017-H22, Class FH,
1Y US SOFR + 0.94%, 11/20/2067(a)	200,547	199,950
Series 2018-131, Class QA,
3.000%, 12/20/2047	232,600	210,529
Series 2018-160, Class AD,
3.500%, 02/20/2048	191,174	179,492
Series 2018-36, Class CZ,
4.000%, 03/20/2048	291,934	245,213
Series 2018-37, Class C,
2.500%, 01/20/2046	121,710	112,459
Series 2018-H07, Class FD,
1M US SOFR + 0.41%, 05/20/2068(a)	69,678	69,771
Series 2018-H09, Class FA,
1Y US SOFR + 1.22%, 04/20/2068(a)	383,769	387,849
Series 2019-1, Class EY,
4.000%, 10/20/2048	1,066,499	945,846
Series 2019-103, Class EK,
4.000%, 04/20/2049	2,921,162	2,670,537
Series 2019-111, Class TE,
2.000%, 09/20/2049	35,740	29,317
Series 2019-128, Class AL,
2.500%, 10/20/2049	300,000	199,533
Series 2019-15, Class A,
–%, 07/20/2048(a)	300,226	181,359
Series 2019-18, Class HD,
3.500%, 02/20/2049	165,000	142,320
Series 2019-36, Class PD,
3.000%, 02/20/2049	219,094	194,321
Series 2019-H01, Class FT,
1M US SOFR + 0.51%, 10/20/2068(a)	15,994	15,950
Series 2019-H04, Class BA,
3.000%, 01/20/2069	58,028	57,292
Series 2019-H05, Class FT,
1Y US TI + 0.43%, 04/20/2069(a)	14,532	14,527
Series 2019-H08, Class FM,
1M US SOFR + 0.76%, 05/20/2069(a)	1,794,652	1,784,373
Series 2020-122, Class GZ,
3.000%, 08/20/2050	267,109	165,948
Series 2020-125, Class GC,
2.500%, 08/20/2050	20,928	17,195

	Principal Amount	Value (Note 2)
Series 2020-125, Class GA,
2.500%, 03/20/2050	$300,742	$263,548
Series 2020-127, Class LZ,
1.500%, 08/20/2050	571,621	222,544
Series 2020-134, Class ZU,
3.000%, 09/20/2050	115,526	63,751
Series 2020-148, Class ZP,
2.000%, 10/20/2050	231,880	89,558
Series 2020-149, Class LU,
1.000%, 10/20/2050	199,996	86,461
Series 2020-153, Class MP,
2.500%, 10/20/2050	284,002	235,090
Series 2020-153, Class ML,
2.500%, 10/20/2050	267,396	221,483
Series 2020-187, Class KZ,
2.000%, 12/20/2050	168,178	60,501
Series 2020-32, Class UM,
2.500%, 03/20/2050	1,094,279	958,257
Series 2020-5, Class LC,
3.500%, 10/20/2049	95,279	88,225
Series 2020-61, Class AB,
3.000%, 05/20/2048	39,348	38,797
Series 2020-62, Class WD,
0.463%, 05/20/2050(a)	488,945	271,599
Series 2020-62, Class PD,
3.000%, 05/20/2050	434,590	371,254
Series 2020-83, Class ML,
3.000%, 06/20/2050	100,232	88,229
Series 2020-98, Class CE,
3.000%, 07/20/2050	1,088,742	952,545
Series 2020-H01, Class FT,
1Y US TI + 0.50%, 01/20/2070(a)	16,374	16,283
Series 2020-H02, Class DA,
2.250%, 12/20/2069	76,270	74,778
Series 2020-H04, Class FP,
1M US SOFR + 0.61%, 06/20/2069(a)	175,637	175,240
Series 2020-H12, Class FE,
1M US SOFR + 1.21%, 06/20/2070(a)	940,015	953,957
Series 2020-H13, Class FA,
1M US SOFR + 0.56%, 07/20/2070(a)	184,147	181,884
Series 2021-104, Class AL,
1.500%, 06/20/2051	120,000	53,603
Series 2021-116, Class WZ,
2.000%, 07/20/2051	383,805	194,739
Series 2021-116, Class LZ,
2.500%, 07/20/2051	343,052	207,301
	Principal Amount	Value (Note 2)
Series 2021-142, Class PZ,
0.750%, 08/20/2051	$307,784	$165,649
Series 2021-146, Class PO,
–%, 07/20/2051(b)	338,715	111,617
Series 2021-146, Class DE,
1.750%, 08/20/2051	366,846	323,694
Series 2021-158, Class GK,
2.000%, 09/20/2051	150,492	90,814
Series 2021-205, Class NK,
1.500%, 11/20/2051	215,000	129,641
Series 2021-25, Class HA,
2.000%, 02/20/2051	693,156	560,678
Series 2021-8, Class KZ,
2.000%, 01/20/2051	158,149	56,952
Series 2021-8, Class AQ,
5.000%, 01/20/2051	135,064	131,200
Series 2021-H01, Class FA,
1M US SOFR + 1.36%, 11/20/2070(a)	2,745,455	2,783,036
Series 2021-H12, Class GA,
4.543%, 07/20/2071(a)	61,785	61,197
Series 2022-100, Class EB,
3.000%, 06/20/2052	1,729,475	1,286,063
Series 2022-104, Class KY,
4.500%, 06/20/2052	383,627	335,068
Series 2022-112, Class BM,
3.000%, 06/20/2052	344,718	253,586
Series 2022-126, Class BY,
3.000%, 07/20/2052	960,094	587,520
Series 2022-127, Class WC,
3.500%, 07/20/2052	329,622	210,529
Series 2022-127, Class UL,
2.000%, 07/20/2052	309,557	147,908
Series 2022-137, Class PL,
4.000%, 08/20/2052	288,633	219,297
Series 2022-20, Class KZ,
2.500%, 01/20/2052	112,091	45,248
Series 2022-212, Class DZ,
5.500%, 12/20/2052	2,765,600	2,749,629
Series 2022-44, Class KZ,
4.500%, 03/20/2052	609,838	513,250
Series 2022-51, Class HZ,
3.000%, 03/20/2052	308,261	170,595
Series 2022-68, Class MD,
3.500%, 04/20/2052	223,000	161,061
Series 2022-76, Class PA,
4.000%, 04/20/2052	724,129	695,645
Series 2022-78, Class YX,
4.500%, 01/20/2051	736,188	724,652

	Principal Amount	Value (Note 2)
Series 2022-H06, Class AB,
3.845%, 07/20/2067	$83,080	$81,865
Series 2023-150, Class JD,
6.000%, 10/20/2053	407,200	414,275
Series 2023-173, Class DX,
6.000%, 11/20/2053	2,720,000	2,754,455
Series 2023-47, Class HZ,
5.500%, 03/20/2053	1,377,505	1,337,030
Series 2023-55, Class HB,
6.500%, 04/20/2053	3,822,002	3,932,366
Series 2023-55, Class EB,
6.000%, 04/20/2053	23,483,111	23,222,654
Series 2023-57, Class CV,
5.000%, 04/20/2034	1,893,486	1,900,881
Series 2023-59, Class GL,
6.000%, 04/20/2053	7,761,342	7,738,208
Series 2023-68, Class HB,
6.500%, 05/20/2053	10,712,834	11,118,704
		108,294,427
Vendee Mortgage Trust 2011-2
Series 2011-2, Class DZ,
3.750%, 10/15/2041	841,104	772,853

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $279,161,692)		267,947,083

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.68%)

Fannie Mae-Aces
Series 2001-M1, Class D,
6.460%, 02/25/2031(a)	66,448	66,509
Series 2006-M2, Class A3F,
5.345%, 09/25/2031(a)	135,744	135,969
Series 2013-M6, Class 1AC,
3.392%, 02/25/2043(a)	9,548,546	9,032,347
Series 2016-M11, Class AL,
2.944%, 07/25/2039	403,971	357,525
Series 2018-M12, Class A1,
3.546%, 08/25/2030	508,141	504,340
Series 2018-M15, Class 1A2,
3.700%, 01/25/2036	470,000	431,751
Series 2019-M10, Class A1,
2.000%, 04/25/2030	64,656	64,215
Series 2019-M14, Class A1,
2.304%, 06/25/2029	955	952
	Principal Amount	Value (Note 2)
Series 2019-M24, Class 2XA,
1.147%, 03/25/2031(a)	$3,898,171	$189,344
Series 2020-M1, Class A2,
2.444%, 10/25/2029	300,000	271,020
Series 2020-M10, Class X1,
1.771%, 12/25/2030(a)(c)	753,460	46,332
Series 2020-M10, Class X4,
0.885%, 07/25/2032(a)(c)	46,423,693	1,809,326
Series 2020-M12, Class IO,
1.285%, 07/25/2029(a)(c)	54,059,910	2,051,509
Series 2020-M13, Class X2,
1.227%, 09/25/2030(a)(c)	7,229,555	287,164
Series 2022-M5, Class A1,
2.348%, 01/01/2034(a)	278,181	254,367
Series 2022-M5, Class A3,
2.348%, 01/01/2034(a)	1,495,000	1,224,242
Series 2022-M8, Class A2,
1.936%, 12/25/2031(a)	100,000	83,297
		16,810,209
Freddie Mac Multiclass Certificates Series 2020-P003
Series 2020-P003, Class A3,
1.956%, 09/25/2046	1,600,000	1,179,813

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2016-KS07, Class A1,
2.018%, 09/25/2025	656,040	649,671
Series 2016-KS07, Class X,
0.596%, 09/25/2025(a)(c)	63,788,101	234,619
Series 2017-K153, Class X1,
0.269%, 10/25/2031(a)(c)	98,497,584	1,123,788
Series 2017-Q006, Class A2,
3.667%, 04/25/2028(a)	3,990,672	3,771,088
Series 2018-K154, Class X1,
0.290%, 11/25/2032(a)(c)	133,937,596	2,156,060
Series 2018-K156, Class X1,
0.070%, 06/25/2033(a)(c)	620,681,610	3,863,433
Series 2018-K158, Class X1,
0.071%, 10/25/2033(a)(c)	348,432,266	2,582,859
Series 2019-KLU2, Class X1,
0.956%, 08/25/2029(a)(c)	84,469,386	2,778,283
Series 2020-Q013, Class APT2,
1.165%, 04/25/2027(a)	3,293,330	3,075,973
Series 2021-1521, Class X1,
0.979%, 08/25/2036(a)(c)	15,558,174	1,195,549

	Principal Amount	Value (Note 2)
Series 2021-KLU3, Class X1,
1.931%, 01/25/2031(a)(c)	$173,760,354	$13,980,184
		35,411,507

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $57,142,897)		53,401,529

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (15.75%)

Fannie Mae Pool
Series 2003-386375,
4.790%, 08/01/2028	485,587	484,117
Series 2005-843080,
6.000%, 12/01/2034	100,845	101,662
Series 2006-,
6.000%, 02/01/2036	90,451	91,298
Series 2007-943003,
5.500%, 08/01/2047	74,720	73,740
Series 2009-,
4.500%, 06/01/2039	281,958	274,093
Series 2009-463331,
5.250%, 08/01/2029	414,346	420,502
Series 2009-930895,
4.500%, 03/01/2039	136,762	133,620
Series 2009-931707,
4.500%, 08/01/2039	84,657	81,743
Series 2009-958348,
5.440%, 04/01/2027	123,077	122,709
Series 2009-958878,
5.750%, 07/01/2027	1,223,602	1,219,953
Series 2010-,
3.500%, 10/01/2040	275,628	255,495
Series 2011-468477,
4.590%, 08/01/2026	370,964	371,235
Series 2011-469013,
5.470%, 08/01/2026	950,077	962,685
Series 2011-AH9290,
4.000%, 04/01/2041	18,732	17,349
Series 2012-,
3.000%, 12/01/2042	91,470	79,790
3.000%, 01/01/2043	114,644	101,769
3.040%, 12/01/2030	1,118,909	1,030,129
3.500%, 04/01/2042	50,272	45,327
Series 2012-470020,
4.200%, 01/01/2030	1,496,087	1,458,929
Series 2012-AM0279,
3.210%, 08/01/2027	272,339	263,378
	Principal Amount	Value (Note 2)
Series 2012-AM1387,
3.260%, 11/01/2032	$91,155	$86,416
Series 2012-MA1214,
3.000%, 10/01/2042	521,959	455,321
Series 2013-,
3.000%, 01/01/2043	260,296	231,070
3.000%, 02/01/2043	329,080	287,063
3.000%, 04/01/2043	201,007	175,340
3.000%, 07/01/2043	221,228	192,977
3.000%, 08/01/2043	61,891	54,421
3.380%, 05/01/2028	241,351	233,630
4.370%, 07/01/2028	804,393	801,491
4.410%, 09/01/2028	82,018	81,686
Series 2013-AM4329,
3.870%, 10/01/2025	183,073	181,937
Series 2013-AM4781,
4.180%, 11/01/2028	1,140,351	1,123,226
Series 2013-AM4991,
3.970%, 12/01/2025	150,573	149,706
Series 2013-AR2289,
3.000%, 02/01/2033	157,544	148,735
Series 2013-AT9663,
2.500%, 07/01/2043	387,446	322,700
Series 2013-MA1586,
3.000%, 08/01/2043	140,985	125,153
Series 2014-,
3.000%, 06/01/2053	1,022,469	872,997
3.300%, 11/01/2026	250,205	245,274
3.730%, 07/01/2034	537,540	512,619
4.060%, 03/01/2030	443,819	431,953
Series 2015-,
3.180%, 07/01/2035	645,168	567,789
3.390%, 07/01/2035	187,180	168,673
3.500%, 10/01/2045	1,373,543	1,242,533
3.600%, 02/01/2040	220,967	202,976
3.610%, 08/01/2030	300,000	283,968
4.000%, 01/01/2041	103,698	97,907
4.500%, 06/01/2045	123,237	118,706
Series 2015-AM8666,
2.960%, 06/01/2030	164,635	152,408
Series 2015-AM8918,
3.250%, 09/01/2030	731,000	678,278
Series 2015-AM9173,
3.110%, 06/01/2027	225,180	217,846
Series 2015-AM9288,
2.930%, 07/01/2025	5,389,071	5,340,317
Series 2016-,
3.159%, 07/01/2036(a)	1,619,979	1,408,918
6.000%, 07/01/2039	94,733	96,766
Series 2016-AL8405,
4.500%, 05/01/2041	93,398	90,407

	Principal Amount	Value (Note 2)
Series 2016-AN0665,
3.070%, 02/01/2026	$186,047	$183,309
Series 2016-AN2228,
2.520%, 08/01/2026	178,388	172,774
Series 2016-AN3542,
3.410%, 11/01/2046	338,788	286,885
Series 2016-AN3749,
2.520%, 12/01/2026	430,109	415,891
Series 2016-BC0943,
3.500%, 05/01/2046	251,376	227,867
Series 2017-,
2.000%, 01/01/2032	96,913	89,761
2.880%, 09/01/2027	4,622,971	4,434,555
3.000%, 10/01/2027	1,217,163	1,172,696
3.010%, 07/01/2027	251,268	242,199
3.160%, 07/01/2027	144,310	140,219
3.170%, 01/01/2029	190,311	179,684
3.200%, 01/01/2029	141,251	134,518
3.210%, 11/01/2032	100,000	88,935
3.235%, 02/01/2032	134,052	122,379
3.350%, 01/01/2029	188,232	181,234
3.450%, 03/01/2029	294,995	283,203
3.500%, 06/01/2047	270,768	241,496
Series 2017-AN4431,
3.220%, 01/01/2027	85,000	82,982
Series 2017-AN4469,
3.640%, 01/01/2029	650,190	627,818
Series 2017-AN4529,
3.620%, 01/01/2027	780,191	768,169
Series 2017-AN4833,
3.320%, 04/01/2027	95,000	92,736
Series 2017-AN5279,
3.340%, 04/01/2029	431,039	408,423
Series 2017-AN5742,
3.190%, 05/01/2030	130,368	121,622
Series 2017-AN5796,
3.030%, 06/01/2027	258,857	251,037
Series 2017-AN6670,
3.210%, 09/01/2027	1,829,837	1,761,902
Series 2017-AN7060,
2.930%, 10/01/2027	1,780,000	1,702,660
Series 2017-AN7234,
3.010%, 12/01/2027	965,369	927,917
Series 2017-AN7384,
2.880%, 12/01/2027	46,312	44,321
Series 2017-AN7547,
3.370%, 11/01/2027	1,039,468	1,003,173
Series 2017-AN7823,
2.890%, 12/01/2027	235,000	224,883
Series 2017-CA0522,
3.000%, 10/01/2047	189,729	162,423
	Principal Amount	Value (Note 2)
Series 2018-,
3.000%, 02/01/2033	$40,914	$38,903
3.000%, 04/01/2048	874,969	769,221
3.320%, 04/01/2028	550,000	530,705
3.430%, 03/01/2033	969,929	878,733
3.485%, 04/01/2028	6,350,000	6,156,611
3.500%, 09/01/2028	130,000	125,142
3.500%, 05/01/2048	177,405	168,333
3.545%, 04/01/2028	633,642	616,171
3.660%, 05/01/2033	700,000	641,402
3.740%, 07/01/2028	175,000	170,736
3.940%, 10/01/2036	314,904	286,735
4.010%, 12/01/2030	295,827	286,142
4.500%, 09/01/2040	102,514	97,628
4.500%, 07/01/2041	240,977	232,137
4.500%, 08/01/2041	255,344	249,117
5.500%, 08/01/2048	451,438	453,144
6.000%, 08/01/2048	101,192	102,746
Series 2018-109435,
3.890%, 08/01/2028	1,805,142	1,770,578
Series 2018-387770,
3.625%, 07/01/2028	2,570,000	2,497,937
Series 2018-387853,
3.455%, 08/01/2025	225,000	223,090
Series 2018-387983,
3.630%, 08/01/2028	1,957,344	1,881,146
Series 2018-AN8272,
3.170%, 02/01/2028	100,000	96,251
Series 2018-AN8493,
3.300%, 02/01/2030	404,467	376,357
Series 2018-AN8982,
3.440%, 05/01/2028	991,113	957,414
Series 2018-AN9038,
3.460%, 05/01/2028	135,000	130,814
Series 2018-AN924,
4.210%, 05/01/2033	479,017	470,043
Series 2018-AN9976,
3.960%, 02/01/2030	470,000	452,678
Series 2019-,
2.520%, 11/01/2029	138,584	126,511
2.820%, 10/01/2039	914,786	730,502
3.000%, 08/01/2049	69,340	60,501
3.490%, 03/01/2029	189,000	181,004
3.500%, 08/01/2048	112,377	101,874
3.940%, 06/01/2035	2,600,000	2,367,516
4.000%, 07/01/2048	579,267	542,236
4.070%, 11/01/2026	129,372	127,701
4.500%, 08/01/2058	394,118	374,972
5.500%, 06/01/2049	161,181	162,223
6.000%, 05/01/2049	1,664,735	1,711,898
Series 2019-BI2928,
3.410%, 07/01/2027	787,733	767,263

	Principal Amount	Value (Note 2)
Series 2019-BL1300,
4.200%, 01/01/2029	$1,375,000	$1,350,350
Series 2019-BL1451,
3.760%, 02/01/2029	675,966	655,585
Series 2019-BL1567,
3.590%, 02/01/2029	2,735,475	2,622,550
Series 2019-BL1596,
3.480%, 03/01/2029	157,530	151,215
Series 2019-BL2356,
3.020%, 05/01/2026	165,000	162,025
Series 2019-BL2460,
3.400%, 05/01/2029	554,064	529,110
Series 2019-BL3182,
2.980%, 07/01/2029	198,184	185,150
Series 2019-BM6011,
3.282%, 11/01/2026(a)	57,383	56,566
Series 2019-BM6152,
3.500%, 06/01/2044	903,895	820,556
Series 2019-MA3784,
3.500%, 09/01/2049	2,055,727	1,802,290
Series 2020-,
1.400%, 11/01/2032	7,945,000	6,237,738
1.500%, 01/01/2036	613,762	526,913
2.150%, 09/01/2029	500,000	447,011
3.000%, 03/01/2050	217,828	184,573
3.500%, 04/01/2050	171,059	149,111
Series 2021-,
1.710%, 08/01/2031	751,000	620,412
3.500%, 11/01/2051	706,893	615,749
Series 2022-,
2.030%, 12/01/2028	100,000	90,888
2.150%, 03/01/2029	150,000	136,476
2.400%, 03/01/2029	142,713	131,311
3.130%, 01/01/2029	145,194	137,529
3.790%, 05/01/2032	2,148,000	1,975,900
3.890%, 07/01/2032	690,000	649,164
3.910%, 06/01/2032	1,181,000	1,099,593
3.980%, 10/01/2032	700,000	660,792
4.110%, 09/01/2032	1,815,000	1,709,578
4.140%, 08/01/2032	2,038,000	1,921,455
4.240%, 07/01/2032	1,675,534	1,597,408
4.520%, 10/01/2032	1,209,000	1,167,722
5.080%, 10/01/2029	948,504	963,186
5.120%, 11/01/2032	2,979,000	2,972,876
5.250%, 10/01/2032	7,898,000	7,964,019
5.300%, 10/01/2032	8,632,000	8,731,236
5.440%, 12/01/2032	7,633,000	7,787,755
5.500%, 07/01/2042	1,098,855	1,106,878
5.500%, 11/01/2052	9,935,789	9,923,085
5.620%, 11/01/2032	2,901,983	2,995,101
5.730%, 11/01/2032	16,500,000	17,079,797
6.120%, 11/01/2032	1,658,363	1,720,368
6.500%, 11/01/2052	1,957,257	1,989,916
	Principal Amount	Value (Note 2)
Series 2023-,
1.500%, 01/01/2042	$3,986,416	$3,243,601
4.885%, 03/01/2033	750,000	750,737
5.030%, 04/01/2028	4,957,000	4,990,105
5.090%, 01/01/2029	816,000	829,377
5.470%, 11/01/2033	1,008,372	1,026,922
5.500%, 02/01/2053	8,370,901	8,320,622
5.555%, 01/01/2030	8,933,000	9,076,902
6.000%, 02/01/2053	410,438	414,815
6.500%, 06/01/2043	2,825,412	2,902,598
6.500%, 04/01/2053	1,592,860	1,648,847
6.500%, 05/01/2053	3,983,311	4,154,100
6.500%, 08/01/2053	8,022,236	8,237,062
7.000%, 04/01/2053	979,443	1,011,026
7.500%, 01/01/2054	449,142	477,483
Series 2024-,
5.340%, 07/01/2029	10,000,000	10,152,111
7.000%, 02/01/2054	1,093,736	1,151,376
7.000%, 05/01/2054	1,896,646	1,987,304
7.500%, 01/01/2054	1,690,409	1,763,197
		223,429,638
Freddie Mac
Series 2005-2936, Class FC,
30D US SOFR + 0.51%, 03/15/2029(a)	10,173	10,144

Freddie Mac Gold Pool
Series 2005-,
5.500%, 12/01/2035	154,533	151,192
Series 2006-,
6.000%, 01/01/2036	27,606	27,880
Series 2007-,
5.500%, 11/01/2037	54,938	54,176
Series 2012-,
3.500%, 08/01/2042	95,912	86,582
Series 2013-G80393,
5.000%, 08/20/2036	109,818	108,472
Series 2013-T65180,
3.000%, 11/01/2043	93,540	81,700
Series 2015-,
3.000%, 08/01/2045	1,872,294	1,630,971
Series 2015-U49046,
4.000%, 02/01/2029	17,808	17,553
Series 2016-,
3.500%, 06/01/2046	311,913	283,119
		2,441,645
Freddie Mac Pool
Series 2018-,
3.000%, 05/01/2045	242,576	212,498
3.000%, 09/01/2045	668,778	583,244
3.000%, 12/01/2045	354,922	303,815

	Principal Amount	Value (Note 2)
3.500%, 12/01/2045	$52,967	$47,423
4.500%, 09/01/2044	449,030	421,941
6.000%, 07/01/2048	228,222	231,505
Series 2020-,
2.000%, 06/01/2050	799,863	607,348
Series 2021-,
2.190%, 06/01/2034	144,523	116,717
Series 2022-,
3.000%, 02/01/2046	3,466,051	2,967,058
Series 2023-,
4.600%, 01/01/2033	6,743,000	6,517,284
4.750%, 01/01/2033	16,673,950	16,274,079
4.900%, 01/01/2033	5,000,000	4,912,283
5.500%, 02/01/2053	9,041,082	8,968,443
6.500%, 04/01/2053	21,523,645	22,280,139
6.500%, 05/01/2053	11,296,127	11,708,330
7.000%, 01/01/2053	3,036,084	3,205,999
Series 2024-,
5.030%, 02/01/2029	5,000,000	5,015,574
7.000%, 08/01/2054	2,318,297	2,387,386
		86,761,066
Ginnie Mae I Pool
Series 2010-,
4.500%, 08/15/2040	294,434	279,483
Series 2013-,
3.000%, 03/15/2043	314,740	281,366
		560,849
Ginnie Mae II Pool
Series 2010-,
4.000%, 09/20/2040	75,752	70,265
4.000%, 11/20/2040	73,203	67,908
4.000%, 12/20/2040	146,754	136,834
4.500%, 08/20/2040	243,764	232,460
4.875%, 01/20/2035	118,874	115,596
1M US SOFR + 2.071%, 08/20/2060(a)	120,716	123,524
Series 2011-,
4.000%, 09/20/2041	222,712	208,838
4.500%, 07/20/2041	70,513	69,074
Series 2012-,
3.500%, 03/20/2042	308,926	274,702
3.500%, 04/20/2042	63,583	56,578
3.500%, 05/20/2042	111,002	98,752
3.500%, 06/20/2042	67,774	60,294
3.500%, 08/20/2042	73,455	65,316
3.500%, 09/20/2042	60,423	53,727
3.500%, 10/20/2042	71,815	63,858
3.500%, 12/20/2042	199,598	177,478
4.000%, 02/20/2042	21,691	20,119
4.000%, 04/20/2042	84,761	78,620
4.000%, 09/20/2042	88,035	82,444
	Principal Amount	Value (Note 2)
Series 2012-5302,
3.500%, 02/20/2042	$183,329	$163,014
Series 2013-,
2.500%, 02/20/2043	108,195	90,675
3.000%, 06/20/2043	174,784	152,812
3.000%, 08/20/2043	374,324	332,985
3.250%, 04/20/2033	235,053	223,138
3.500%, 04/20/2043	193,344	171,916
3.500%, 05/20/2043	89,618	80,672
3.500%, 06/20/2043	87,100	78,524
4.000%, 09/20/2043	251,539	233,574
Series 2013-MA1149,
3.000%, 07/20/2043	10,953	9,484
Series 2014-,
4.500%, 02/20/2034	241,006	237,014
4.500%, 06/20/2034	488,945	481,294
4.500%, 02/20/2044	240,070	235,558
4.500%, 05/20/2044	903,299	863,605
1M US SOFR + 2.295%, 02/20/2064(a)	439,234	447,840
Series 2015-,
3.000%, 01/20/2040	200,676	175,393
3.500%, 06/20/2035	211,670	201,175
3.750%, 05/20/2045	94,893	87,067
4.500%, 08/20/2045	497,550	476,532
Series 2016-,
2.500%, 05/20/2031	143,113	136,170
3.000%, 06/20/2046	210,862	185,012
3.000%, 07/20/2046	204,804	178,466
3.500%, 06/20/2046	346,606	312,633
4.500%, 09/20/2045	216,308	206,817
4.500%, 03/20/2046	143,195	140,506
Series 2016-MA3588,
3.500%, 04/20/2046	231,022	205,465
Series 2016-MA3793,
3.500%, 07/20/2046	635,267	564,932
Series 2016-MA3865,
3.500%, 08/20/2046	396,163	352,257
Series 2017-,
2.500%, 01/20/2032	198,927	188,596
3.000%, 11/20/2032	188,015	178,771
3.500%, 10/20/2047	156,611	141,452
3.500%, 12/20/2047	595,521	533,465
4.491%, 01/20/2067(a)	114,717	113,016
Series 2018-,
3.500%, 02/20/2036	2,119,707	1,966,082
3.500%, 08/20/2047	104,736	95,149
3.500%, 01/20/2048	57,205	51,710
3.500%, 04/20/2048	403,413	366,075
4.000%, 05/20/2048	2,407,118	2,226,033
4.000%, 09/20/2048	2,096,459	1,939,629
4.500%, 07/20/2048	545,760	517,300
4.500%, 09/20/2048	262,793	252,104

	Principal Amount	Value (Note 2)
5.500%, 10/20/2048	$360,612	$365,369
Series 2019-,
3.500%, 12/20/2047	378,348	342,384
3.500%, 08/20/2049	349,959	315,896
3.500%, 12/20/2049	130,857	114,713
4.000%, 04/20/2049	99,678	90,964
4.500%, 09/20/2049	337,764	321,823
4.500%, 11/20/2049	713,355	676,121
5.500%, 06/20/2049	97,748	98,676
6.000%, 01/20/2049	297,972	307,792
Series 2019-784688,
5.000%, 02/20/2049	571,989	558,980
Series 2019-MA5864,
3.000%, 04/20/2049	20,621	18,038
Series 2019-MA5920,
3.000%, 05/20/2049	10,958	9,487
Series 2019-MA5936,
6.500%, 05/20/2049	31,923	33,415
Series 2020-,
2.000%, 11/20/2050	2,714,670	2,141,363
2.500%, 01/20/2050	156,414	129,501
3.000%, 11/20/2050	144,680	123,628
3.500%, 12/20/2049	1,571,677	1,375,066
3.500%, 10/20/2050	187,702	166,537
4.000%, 02/20/2050	328,853	303,774
4.000%, 04/20/2050	520,110	473,347
4.000%, 05/20/2050	160,457	146,029
4.000%, 11/20/2050	671,846	607,307
Series 2021-,
2.000%, 09/20/2051	2,035,145	1,606,555
3.000%, 08/20/2051	844,862	745,677
4.000%, 02/20/2051	199,174	181,263
4.000%, 03/20/2051	1,533,380	1,417,809
Series 2022-,
3.000%, 12/20/2044	2,479,184	2,153,389
3.000%, 05/20/2052	3,079,291	2,636,341
3.500%, 03/20/2052	1,977,425	1,733,130
4.000%, 08/20/2052	1,815,138	1,672,916
4.000%, 09/20/2052	13,631,115	12,549,980
5.000%, 05/20/2052	933,715	900,343
5.000%, 06/20/2052	610,317	594,743
6.000%, 12/20/2052	1,489,449	1,507,958
Series 2023-,
5.500%, 05/20/2053	5,702,287	5,744,220
6.000%, 08/20/2053	14,521,675	14,923,158
6.500%, 04/20/2053	9,315,062	9,658,958
6.500%, 10/20/2053	12,642,695	13,059,055
6.500%, 11/20/2053	2,093,134	2,152,804
7.000%, 10/20/2053	3,259,216	3,407,155
8.000%, 12/20/2063	3,279,242	3,424,863
Series 2024-,
3.000%, 10/20/2050	4,571,891	3,939,503
6.000%, 06/20/2054	2,260,109	2,297,874
	Principal Amount	Value (Note 2)
6.000%, 11/20/2064	$18,197,434	$18,227,409
6.500%, 08/20/2054	2,236,610	2,297,299
6.500%, 04/20/2064	1,583,311	1,604,480
6.500%, 05/20/2064	3,656,298	3,705,184
6.500%, 10/20/2064	8,365,120	8,476,962
7.000%, 04/20/2054	5,671,130	5,819,002
8.000%, 12/20/2053	1,189,519	1,222,757
8.000%, 08/20/2054	3,799,641	3,974,855
8.000%, 12/20/2063	3,919,675	4,067,759
Series 2025-,
6.500%, 01/20/2065	24,645,742	24,975,265
		187,049,175

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $505,221,223)		500,252,517

	Principal Amount	Value (Note 2)
CORPORATE BONDS (34.32%)

Aerospace & Defense (3.68%)
Boeing Co.
2.20%, 02/04/2026	10,030,000	9,773,365
6.53%, 05/01/2034	15,220,000	16,085,434
7.01%, 05/01/2064	22,188,000	24,015,805
Howmet Aerospace, Inc.
3.00%, 01/15/2029	7,684,000	7,171,350
L3Harris Technologies, Inc.
5.35%, 06/01/2034	21,890,000	21,849,700
5.40%, 07/31/2033	7,533,000	7,545,347
RTX Corp.
6.10%, 03/15/2034	28,913,000	30,467,568
Total Aerospace & Defense		116,908,569

Airlines (0.99%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(e)	5,538,817	5,503,344
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(e)	2,029,053	2,044,453
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029(e)	11,250,000	11,044,522
5.31%, 10/20/2031(e)	8,000,000	7,866,635
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(e)	1,037,631	990,082
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	4,008,548	4,073,353
Total Airlines		31,522,389

	Principal Amount	Value (Note 2)
Automobiles Manufacturing (1.47%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	$6,500,000	$6,415,011
6.80%, 05/12/2028	9,919,000	10,282,121
General Motors Financial Co., Inc.
SOFRINDX + 1.30%, 04/07/2025(a)(f)	14,667,000	14,689,529
Hyundai Capital America
5.45%, 06/24/2026(e)	5,541,000	5,586,274
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028(e)	6,378,000	6,584,087
Volkswagen Group of America Finance LLC
3.95%, 06/06/2025(e)	3,000,000	2,992,563
Total Automobiles Manufacturing		46,549,585

Banks (2.63%)
Citizens Financial Group, Inc.
1D US SOFR + 1.91%, 07/23/2032(a)	7,500,000	7,570,727
Cooperatieve Rabobank UA
3.75%, 07/21/2026	4,500,000	4,422,413
Danske Bank A/S
1Y US TI + 0.95%, 03/01/2028(a)(e)	6,412,000	6,488,315
1Y US TI + 1.35%, 09/11/2026(a)(e)	6,500,000	6,375,556
1Y US TI + 1.40%, 03/01/2030(a)(e)	4,580,000	4,671,179
Discover Bank
5Y US TI + 1.73%, 08/09/2028(a)	1,503,000	1,524,233
Goldman Sachs Bank USA
1D US SOFR + 0.777%, 03/18/2027(a)	3,297,000	3,318,335
Intesa Sanpaolo SpA
1Y US TI + 3.90%, 06/20/2054(a)(e)	5,160,000	5,643,918
Regions Financial Corp.
1D US SOFR + 2.06%, 09/06/2035(a)	7,890,000	7,745,294
Synovus Financial Corp.
1D US SOFR + 2.347%, 11/01/2030(a)	11,246,000	11,374,382
Truist Bank
3.30%, 05/15/2026	4,316,000	4,234,539
Truist Financial Corp.
1D US SOFR + 1.57%, 08/05/2032(a)	788,000	782,010
1D US SOFR + 2.361%, 06/08/2034(a)	6,897,000	7,034,421
	Principal Amount	Value (Note 2)
Wells Fargo & Co.
1D US SOFR + 2.02%, 04/24/2034(a)	$12,653,000	$12,557,389
Total Banks		83,742,711

Biotechnology (1.53%)
Amgen, Inc.
5.25%, 03/02/2033	14,778,000	14,732,235
5.51%, 03/02/2026	8,959,000	8,960,748
5.75%, 03/02/2063	14,472,000	13,972,602
Royalty Pharma PLC
5.40%, 09/02/2034	11,100,000	10,847,627
Total Biotechnology		48,513,212

Cable & Satellite (0.56%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 06/01/2033(e)	5,978,000	5,077,723
Cox Communications, Inc.
5.45%, 09/01/2034(e)	5,490,000	5,281,083
Sirius XM Radio LLC
5.00%, 08/01/2027(e)	7,421,000	7,292,884
Total Cable & Satellite		17,651,690

Casinos & Gaming (0.19%)
Caesars Entertainment, Inc.
8.13%, 07/01/2027(e)	2,655,000	2,684,755
Station Casinos LLC
4.50%, 02/15/2028(e)	3,634,000	3,484,779
Total Casinos & Gaming		6,169,534

Commercial Finance (0.43%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	13,642,000	13,728,879

Consumer Finance (0.91%)
American Express Co.
1D US SOFR + 1.32%, 01/30/2036(a)	4,155,000	4,156,075
1D US SOFR + 1.42%, 07/26/2035(a)	3,162,000	3,127,461
Boost Newco Borrower LLC
7.50%, 01/15/2031(e)	5,915,000	6,196,536
Discover Financial Services
SOFRINDX + 3.37%, 11/02/2034(a)(f)	6,892,000	7,890,781
Fiserv, Inc.
5.60%, 03/02/2033	3,982,000	4,035,894
Synchrony Financial
3.70%, 08/04/2026	3,192,000	3,129,336
Total Consumer Finance		28,536,083

	Principal Amount	Value (Note 2)
Diversified Banks (0.96%)
Bank of America Corp.
1D US SOFR + 1.31%, 01/24/2036(a)	$3,500,000	$3,520,740
1D US SOFR + 1.91%, 04/25/2034(a)	7,638,000	7,599,296
Citigroup, Inc.
1D US SOFR + 1.83%, 01/24/2036(a)	4,885,000	4,906,107
JPMorgan Chase & Co.
1D US SOFR + 0.93%, 04/22/2028(a)	4,054,000	4,120,519
1D US SOFR + 1.62%, 01/23/2035(a)	10,386,000	10,365,073
Total Diversified Banks		30,511,735

Entertainment Content (1.20%)
Paramount Global
4.20%, 05/19/2032	27,000,000	24,073,635
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	7,800,000	6,889,562
5.14%, 03/15/2052	10,100,000	7,540,801
Total Entertainment Content		38,503,998

Entertainment Resources (0.12%)
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
6.63%, 05/01/2032(e)	3,651,000	3,732,374

Exploration & Production (2.01%)
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(e)	5,537,000	5,502,910
6.25%, 04/15/2032(e)	1,682,000	1,598,624
7.25%, 02/15/2035(e)	12,555,000	12,274,299
Occidental Petroleum Corp.
5.55%, 10/01/2034	11,175,000	10,876,907
7.88%, 09/15/2031	25,079,000	27,875,861
Permian Resources Operating LLC
9.88%, 07/15/2031(e)	948,000	1,043,361
Range Resources Corp.
4.88%, 05/15/2025	4,652,000	4,653,051
Total Exploration & Production		63,825,013

Financial Services (3.49%)
Charles Schwab Corp.
1D US SOFR + 2.01%, 08/24/2034(a)	12,000,000	12,617,586
SOFRINDX + 1.05%, 03/03/2027(a)(f)	9,431,000	9,524,662
Goldman Sachs Group, Inc.
1D US SOFR + 1.552%, 04/25/2035(a)	3,245,000	3,318,123
	Principal Amount	Value (Note 2)
Jane Street Group / JSG Finance, Inc.
6.13%, 11/01/2032(e)	$5,091,000	$5,069,623
7.13%, 04/30/2031(e)	14,326,000	14,816,678
Morgan Stanley
1D US SOFR + 1.418%, 01/18/2036(a)	3,490,000	3,521,713
1D US SOFR + 2.05%, 11/01/2034(a)	8,443,000	9,112,321
5Y US TI + 2.43%, 01/19/2038(a)	7,819,000	7,895,481
UBS Group AG
1D US SOFR + 1.73%, 05/14/2032(a)(e)	8,750,000	7,703,188
1D US SOFR + 3.92%, 08/12/2033(a)(e)	29,878,000	31,793,619
1Y US TI + 1.80%, 09/22/2029(a)(e)	4,893,000	5,089,523
Total Financial Services		110,462,517

Food & Beverage (1.07%)
General Mills, Inc.
5.25%, 01/30/2035	7,350,000	7,253,490
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group
6.38%, 02/25/2055(e)	3,500,000	3,547,460
Pilgrim's Pride Corp.
6.25%, 07/01/2033	10,000,000	10,268,830
6.88%, 05/15/2034	12,266,000	13,135,156
Total Food & Beverage		34,204,936

Health Care Facilities & Services (0.88%)
CVS Health Corp.
5Y US TI + 2.886%, 03/10/2055(a)	8,000,000	8,100,500
HCA, Inc.
2.38%, 07/15/2031	11,927,000	10,002,242
5.38%, 02/01/2025	3,000,000	3,000,000
5.50%, 06/01/2033	6,970,000	6,931,592
Total Health Care Facilities & Services		28,034,334

Integrated Oils (0.11%)
TotalEnergies Capital SA
5.49%, 04/05/2054	3,795,000	3,612,616

Manufactured Goods (0.14%)
Chart Industries, Inc.
7.50%, 01/01/2030(e)	4,228,000	4,422,412

Medical Equipment & Devices Manufacturing (1.56%)
Alcon Finance Corp.
5.38%, 12/06/2032(e)	14,770,000	14,878,001

	Principal Amount	Value (Note 2)
Solventum Corp.
5.45%, 03/13/2031	$7,429,000	$7,490,732
5.60%, 03/23/2034	12,179,000	12,191,381
5.90%, 04/30/2054	7,423,000	7,245,406
Stryker Corp.
5.20%, 02/10/2035	7,950,000	7,899,443
Total Medical Equipment & Devices Manufacturing		49,704,963

Metals & Mining (0.34%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	10,905,000	10,907,589

Oil & Gas Services & Equipment (0.20%)
Transocean Poseidon, Ltd.
6.88%, 02/01/2027(e)	6,341,400	6,366,201

Pharmaceuticals (0.98%)
AbbVie, Inc.
5.05%, 03/15/2034	5,760,000	5,716,936
Bristol-Myers Squibb Co.
5.20%, 02/22/2034	6,525,000	6,528,304
5.55%, 02/22/2054	13,582,000	13,193,995
Pfizer Investment Enterprises Pte, Ltd.
4.75%, 05/19/2033	5,779,000	5,619,496
Total Pharmaceuticals		31,058,731

Pipeline (2.87%)
Buckeye Partners LP
4.50%, 03/01/2028(e)	8,958,000	8,632,910
6.75%, 02/01/2030(e)	1,985,000	2,020,560
6.88%, 07/01/2029(e)	7,655,000	7,842,616
Energy Transfer LP
7.38%, 02/01/2031(e)	8,947,000	9,381,457
EnLink Midstream LLC
5.63%, 01/15/2028(e)	3,366,000	3,404,884
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(e)	12,936,000	11,116,122
4.32%, 12/30/2039(e)	9,061,000	6,934,594
Gray Oak Pipeline LLC
2.60%, 10/15/2025(e)	10,171,000	9,995,988
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	16,103,000	16,216,897
6.88%, 01/15/2029	8,740,000	8,935,592
Venture Global LNG, Inc.
8.13%, 06/01/2028(e)	6,127,000	6,406,845
Total Pipeline		90,888,465
	Principal Amount	Value (Note 2)
Power Generation (0.53%)
Vistra Operations Co. LLC
5.13%, 05/13/2025(e)	$6,961,000	$6,968,776
5.50%, 09/01/2026(e)	9,846,000	9,849,663
Total Power Generation		16,818,439

Property & Casualty Insurance (0.11%)
Arthur J Gallagher & Co.
5.15%, 02/15/2035	3,564,000	3,470,354

Publishing & Broadcasting (0.38%)
Nexstar Media, Inc.
4.75%, 11/01/2028(e)	8,000,000	7,550,330
5.63%, 07/15/2027(e)	4,376,000	4,318,763
Total Publishing & Broadcasting		11,869,093

Real Estate (1.17%)
CoStar Group, Inc.
2.80%, 07/15/2030(e)	9,317,000	8,191,486
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(e)	10,401,000	10,493,712
Iron Mountain, Inc.
5.25%, 03/15/2028(e)	1,397,000	1,373,758
VICI Properties LP
5.13%, 05/15/2032	9,134,000	8,887,845
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025(e)	8,185,000	8,172,241
Total Real Estate		37,119,042

Refining & Marketing (0.32%)
HF Sinclair Corp.
4.50%, 10/01/2030	7,962,000	7,528,108
5.00%, 02/01/2028	2,667,000	2,654,693
Total Refining & Marketing		10,182,801

Retail - Consumer Discretionary (0.14%)
ERAC USA Finance LLC
5.20%, 10/30/2034(e)	4,403,000	4,359,333

Software & Services (0.66%)
Leidos, Inc.
5.75%, 03/15/2033	6,942,000	7,072,008
VMware LLC
2.20%, 08/15/2031	4,979,000	4,155,109
4.70%, 05/15/2030	9,961,000	9,769,709
Total Software & Services		20,996,826

Supermarkets & Pharmacies (1.45%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(e)	14,670,000	14,956,608

	Principal Amount	Value (Note 2)
Kroger Co.
5.00%, 09/15/2034	$31,885,000	$30,955,238
Total Supermarkets & Pharmacies		45,911,846

Travel & Lodging (0.68%)
Carnival Corp.
10.50%, 06/01/2030(e)	13,426,000	14,349,977
Royal Caribbean Cruises, Ltd.
6.25%, 03/15/2032(e)	7,169,000	7,298,709
Total Travel & Lodging		21,648,686

Utilities (0.22%)
American Water Capital Corp.
5.15%, 03/01/2034	7,142,000	7,092,720

Waste & Environment Services & Equipment (0.34%)
GFL Environmental, Inc.
5.13%, 12/15/2026(e)	10,756,000	10,718,602

TOTAL CORPORATE BONDS
(Cost $1,094,734,970)		1,089,746,278

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (33.80%)

U.S. Treasury Bonds (33.80%)
United States Treasury Bonds
3.88%, 08/15/2034	77,317,000	73,366,585
4.13%, 10/31/2029	177,365,000	175,823,448
4.13%, 08/15/2044	157,274,000	142,726,155
4.25%, 01/31/2030	31,440,000	31,328,241
4.25%, 11/15/2034	151,323,000	147,811,834
4.25%, 08/15/2054	47,560,000	43,376,206
4.50%, 11/15/2054	50,687,000	48,283,327
4.63%, 05/15/2044	36,194,000	35,184,527
4.63%, 11/15/2044	16,308,000	15,835,323
United States Treasury Inflation Indexed Bonds
1.88%, 07/15/2034	48,588,332	47,784,552
2.13%, 02/15/2054	33,799,612	31,677,478
United States Treasury Notes
3.50%, 09/30/2029	106,996,000	103,290,845
4.13%, 01/31/2027	31,406,000	31,359,995
4.13%, 11/30/2029	85,929,000	85,193,904
4.38%, 12/31/2029	46,803,000	46,894,412
4.50%, 05/15/2027	13,165,000	13,244,453
Total U.S. Treasury Bonds		1,073,181,285

TOTAL GOVERNMENT BONDS
(Cost $1,088,321,183)		1,073,181,285
	Shares	Value (Note 2)
PREFERRED STOCK (2.98%)

Energy (0.17%)
Pipeline (0.17%)
Energy Transfer LP, Series B, 6.625%(g)	2,506,000	$2,473,229
Energy Transfer LP, Series F, 6.750%(g)	2,985,000	2,985,969

Total Energy		5,459,198

Financials (1.77%)
Banks (0.46%)
Bank of Hawaii., 8.000%(g)	149,327	3,833,224
Huntington Bancshares, Inc., Series J, 6.875%(g)	36,271	921,283
Wells Fargo & Co., Series U, 5.875%(g)	9,433,000	9,429,516
		14,184,023

Consumer Finance (0.21%)
Ally Financial, Inc., Series C, 4.700%(g)	2,982,000	2,716,767
American Express Co., 3.550%(g)	4,021,000	3,886,656
		6,603,423

Diversified Banks (0.24%)
HSBC Holdings PLC, 5Y US TI + 3.298%(a)(g)	3,911,000	3,937,104
HSBC Holdings PLC, 5Y US TI + 3.191%(a)(g)	3,911,000	3,927,344

Financial Services (0.57%)
Charles Schwab Corp., Series G, 5Y US TI + 4.971%(a)(g)	12,298,000	12,276,723
Goldman Sachs Group, Inc., Series Y, 10Y US TI + 2.40%(a)(g)	2,330,000	2,281,677
Goldman Sachs Group, Inc., Series X, 5Y US TI + 2.809%(a)(g)	3,724,000	3,908,621
		18,467,021

Life Insurance (0.29%)
Jackson Financial, Inc., 8.000%(g)	98,305	2,630,642
Prudential Financial, Inc., 3M US SOFR + 3.031%(a)(g)	6,543,000	6,538,611
		9,169,253

Total Financials		56,288,168

	Shares	Value (Note 2)
Government (0.61%)
Government Agencies (0.61%)
CoBank ACB, 5Y US TI + 2.818%(a)(g)	7,000,000	$7,178,808
Farm Credit Bank of Texas, Series 4, 5Y US TI + 5.415%(a)(e)(g)	7,900,000	7,900,000
Farm Credit Bank of Texas, 5Y US TI + 3.291%(a)(g)	3,980,000	4,134,424
		19,213,232

Total Government		19,213,232

Utilities (0.43%)
Utilities (0.43%)
Entergy Corp., 5Y US TI + 2.67%(a)(g)	3,980,000	4,067,539
National Rural Utilities Cooperative Finance Corp., 3M US SOFR + 3.17%(a)(g)	3,386,000	3,390,399
National Rural Utilities Cooperative Finance Corp., 5Y US TI + 3.533%(a)(g)	2,170,000	2,257,105
Sempra, 5Y US TI + 2.868%(a)(g)	4,268,000	4,056,054

Total Utilities		13,771,097

TOTAL PREFERRED STOCK
(Cost $93,015,077)		94,731,695

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.60%)

Money Market Fund (0.60%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	4.31%	19,002,817	19,002,817

TOTAL SHORT TERM INVESTMENTS
(Cost $19,002,817)			19,002,817
Value (Note 2)
TOTAL INVESTMENTS (99.54%)
(Cost $3,198,977,377)	$3,160,816,248

Other Assets In Excess Of Liabilities (0.46%)	14,566,318

NET ASSETS (100.00%)	$3,175,382,566

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate
SOFRINDX - Secured Overnight Financing Rate Index
TI - Treasury Index

Reference Rates:
1M US SOFR - 1 Month SOFR as of January 31, 2025 was 4.31%
30D US SOFR - 30 Day SOFR as of January 31, 2025 was 4.32%
1D US SOFR - 1 Day SOFR as of January 31, 2025 was 4.38%
3M US SOFR - 3 Month SOFR as of January 31, 2025 was 4.30%
1Y US TI - 1 Year US TI as of January 31, 2025 was 4.17%
5Y US TI - 5 Year US TI as of January 31, 2025 was 4.36%
10Y US TI - 10 Year US TI as of January 31, 2025 was 4.58%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2025 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of January 31, 2025.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, the aggregate market value of those securities was $395,884,895, representing 12.47% of net assets.
(f)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(g)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Credit Opportunities Fund

STATEMENT OF INVESTMENTS

January 31, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
BANK LOANS (8.48%)

Aerospace & Defense (1.30%)
TransDigm, Inc.
3M US SOFR + 3.25%, 02/28/2031(a)	$2,189,000	$2,199,670

Apparel & Textile Products (0.68%)
ABG Intermediate Holdings 2 LLC
1M US SOFR + 2.75%, 12/21/2028(a)	1,137,162	1,143,815

Casinos & Gaming (1.73%)
Caesars Entertainment, Inc.
1M US SOFR + 2.75%, 02/06/2031(a)	1,736,875	1,744,656
Light & Wonder International, Inc.
1M US SOFR + 2.25%, 04/16/2029(a)	1,191,015	1,197,595
Total Casinos & Gaming		2,942,251

Consumer Finance (0.72%)
Boost Newco Borrower LLC
3M US SOFR + 2.50%, 01/31/2031(a)	1,197,000	1,203,583

Financial Services (0.10%)
Jane Street Group LLC
1M US SOFR + 2.50%, 12/15/2031(a)	176,085	176,038

Food & Beverage (1.42%)
Chobani LLC
1M US SOFR + 3.75%, 10/25/2027(a)	2,376,000	2,394,462

Health Care Facilities & Services (0.17%)
Fortrea Holdings, Inc.
1M US SOFR + 3.75%, 07/01/2030(a)	293,213	295,779

Manufactured Goods (0.63%)
Chart Industries, Inc.
3M US SOFR + 2.50%, 03/18/2030(a)	1,066,278	1,072,943
	Principal Amount	Value (Note 2)
Medical Equipment & Devices Manufacturing (0.65%)
Medline Borrower LP
1M US SOFR + 2.25%, 10/23/2028(a)	$1,091,764	$1,098,156

Publishing & Broadcasting (0.31%)
Nexstar Media, Inc.
1M US SOFR + 2.50%, 09/18/2026(a)	513,479	515,726

Travel & Lodging (0.77%)
Carnival Corp.
1M US SOFR + 2.75%, 08/09/2027(a)	1,294,498	1,303,397

TOTAL BANK LOANS
(Cost $14,288,894)		14,345,820

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (4.46%)

Fannie Mae
Series 2002-71, Class AP,
5.000%, 11/25/2032	$8,248	$8,144
Series 2002-90, Class A1,
6.500%, 06/25/2042	45,081	46,087
Series 2008-8, Class FB,
30D US SOFR + 0.93%, 02/25/2038(a)	88,168	89,101
Series 2010-114, Class TC,
2.250%, 03/25/2037	267,158	241,326
Series 2011-110, Class BX,
4.000%, 10/25/2041	272,784	261,537
Series 2012-110, Class CA,
3.000%, 10/25/2042	93,242	83,616
Series 2012-39, Class NB,
4.000%, 04/25/2042	175,000	153,715
Series 2013-29, Class JE,
1.250%, 04/25/2043	160,463	133,987
Series 2015-27, Class ME,
3.500%, 10/25/2044	128,000	118,196
Series 2019-14, Class CA,
3.500%, 04/25/2049	115,940	109,467
Series 2019-7, Class JA,
3.500%, 03/25/2049	99,392	93,962
Series 2019-74, Class LB,
3.000%, 10/25/2049	120,673	108,360
Series 2021-94, Class KU,
2.000%, 12/25/2051	148,252	86,113
		1,533,611

	Principal Amount	Value (Note 2)
Freddie Mac
Series 2002-2455, Class GK,
6.500%, 05/15/2032	$10,301	$10,689
Series 2002-2505, Class D,
5.500%, 09/15/2032	21,779	22,120
Series 2005-2990, Class GO,
–%, 02/15/2035(b)	24,491	21,000
Series 2011-3965, Class ZA,
4.000%, 11/15/2041	260,954	246,996
Series 2012-4096, Class BY,
2.000%, 08/15/2042	85,000	64,947
Series 2012-4116, Class UC,
2.500%, 10/15/2042	103,000	72,514
Series 2012-4140, Class BW,
2.500%, 12/15/2042	100,000	75,610
Series 2015-4537, Class AZ,
3.000%, 12/15/2045	20,429	17,623
Series 2016-4579, Class W,
6.927%, 01/15/2038(a)	66,551	69,860
Series 2016-4614, Class PB,
3.000%, 01/15/2046	211,025	192,137
Series 2018-4839, Class PZ,
4.000%, 11/15/2048	128,349	106,684
Series 2021-5142, Class PN,
1.000%, 09/25/2051	65,810	47,915
Series 2021-5151, Class LV,
1.500%, 09/25/2051	262,894	139,210
		1,087,305
Ginnie Mae
Series 2009-93, Class HG,
4.000%, 09/16/2039	8,123	8,022
Series 2011-139, Class KZ,
2.500%, 10/20/2041	48,728	42,734
Series 2011-141, Class GH,
3.000%, 10/16/2041	150,000	111,746
Series 2011-H05, Class FB,
1M US SOFR + 0.61%, 12/20/2060(a)	12,908	12,896
Series 2011-H14, Class FC,
1M US SOFR + 0.61%, 05/20/2061(a)	15,018	15,004
Series 2012-137, Class EB,
2.000%, 11/20/2042	100,000	61,046
Series 2012-16, Class ND,
2.000%, 05/20/2039	147,611	138,597
Series 2012-41, Class TJ,
4.000%, 03/20/2042	187,933	166,517
Series 2012-H20, Class BA,
1M US SOFR + 0.67%, 09/20/2062(a)	8,745	8,743
	Principal Amount	Value (Note 2)
Series 2012-H29, Class SA,
1M US SOFR + 0.62%, 10/20/2062(a)	$19,881	$19,862
Series 2013-28, Class DB,
3.000%, 02/20/2043	170,000	142,372
Series 2013-44, Class CE,
2.500%, 03/16/2043	105,656	80,833
Series 2013-9, Class KY,
3.000%, 01/20/2043	324,000	279,906
Series 2013-H07, Class GA,
1M US SOFR + 0.58%, 03/20/2063(a)	8,686	8,671
Series 2013-H10, Class FA,
1M US SOFR + 0.51%, 03/20/2063(a)	5,682	5,670
Series 2013-H22, Class FT,
1Y US TI + 0.65%, 04/20/2063(a)	1,480	1,475
Series 2013-H23, Class FA,
1M US SOFR + 1.41%, 09/20/2063(a)	3,143	3,171
Series 2014-21, Class PB,
4.000%, 02/16/2044	150,000	130,456
Series 2014-H03, Class FA,
1M US SOFR + 0.71%, 01/20/2064(a)	3,948	3,950
Series 2015-3, Class ZD,
4.000%, 01/20/2045	186,354	171,608
Series 2015-31, Class B,
3.000%, 02/20/2045	100,000	87,485
Series 2015-43, Class DM,
2.500%, 03/20/2045	70,502	61,683
Series 2015-H10, Class JA,
2.250%, 04/20/2065	61,906	60,179
Series 2015-H29, Class FL,
1M US SOFR + 0.71%, 11/20/2065(a)	31,877	31,887
Series 2016-167, Class AD,
2.500%, 03/20/2039	223,471	209,864
Series 2016-H09, Class FA,
1M US SOFR + 0.76%, 03/20/2066(a)	28,263	28,290
Series 2017-31, Class BY,
3.500%, 02/20/2047	131,000	93,816
Series 2017-H10, Class GZ,
4.487%, 04/20/2067(a)	251,289	230,557
Series 2017-H11, Class HZ,
4.531%, 04/20/2067(a)	141,687	128,395
Series 2017-H11, Class GZ,
4.584%, 04/20/2067(a)	142,449	129,449
Series 2017-H18, Class PZ,
2.000%, 04/20/2066	130,834	107,396

	Principal Amount	Value (Note 2)
Series 2018-H01, Class JZ,
4.570%, 01/20/2068(a)	$137,750	$135,869
Series 2018-H01, Class HZ,
4.614%, 01/20/2068(a)	138,041	131,442
Series 2018-H03, Class HZ,
4.527%, 01/20/2068(a)	136,820	117,431
Series 2018-H07, Class FE,
1M US SOFR + 0.46%, 02/20/2068(a)	10,891	10,857
Series 2018-H07, Class JZ,
4.568%, 04/20/2068(a)	96,501	95,332
Series 2018-H07, Class HZ,
4.620%, 04/20/2068(a)	135,798	128,443
Series 2019-103, Class HY,
3.000%, 08/20/2049	104,493	69,912
Series 2019-31, Class JC,
3.500%, 03/20/2049	82,537	75,874
Series 2020-134, Class XB,
1.000%, 07/20/2048	125,000	68,385
Series 2020-153, Class GP,
0.500%, 10/20/2050	176,939	158,393
Series 2020-160, Class QD,
1.000%, 10/20/2050	162,034	76,644
Series 2020-H09, Class NF,
1M US SOFR + 1.36%, 04/20/2070(a)	38,138	38,598
Series 2020-H11, Class JZ,
4.162%, 05/20/2069(a)	174,001	134,154
Series 2020-H12, Class JZ,
4.175%, 08/20/2069(a)	120,690	96,093
Series 2020-H17, Class KZ,
3.612%, 09/20/2070(a)	458,787	330,723
Series 2020-H18, Class EY,
3.696%, 09/20/2070(a)	109,583	76,883
Series 2021-146, Class EH,
2.000%, 08/20/2051	113,536	62,788
Series 2021-159, Class AL,
1.000%, 09/20/2051	118,000	52,705
Series 2021-215, Class TZ,
5.000%, 12/20/2051	142,716	114,834
Series 2021-225, Class EU,
2.000%, 12/20/2051	119,732	69,212
Series 2021-86, Class ML,
1.000%, 05/20/2051	136,000	53,906
Series 2021-H02, Class KB,
3.031%, 01/20/2071(a)	108,575	71,897
Series 2021-H02, Class PB,
4.625%, 05/20/2070(a)	102,635	95,490
	Principal Amount	Value (Note 2)
Series 2021-H03, Class NY,
3.206%, 01/20/2071(a)	$110,339	$73,596
		4,921,741

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,365,809)		7,542,657

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.55%)

Fannie Mae-Aces
Series 2019-M17, Class X,
0.319%, 09/25/2034(a)(c)	22,511,735	288,317

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2016-K056, Class X3,
2.117%, 06/25/2026(a)(c)	591,680	16,143
Series 2016-K059, Class X1,
0.292%, 09/25/2026(a)(c)	5,968,181	20,050
Series 2017-KW03, Class X1,
0.772%, 06/25/2027(a)(c)	27,579,690	393,623
Series 2019-K087, Class X1,
0.355%, 12/25/2028(a)(c)	28,698,452	359,514
Series 2019-K092, Class X1,
0.710%, 04/25/2029(a)(c)	16,340,867	414,423
Series 2019-K093, Class X1,
0.941%, 05/25/2029(a)(c)	5,992,590	200,864
Series 2019-K094, Class X1,
0.875%, 06/25/2029(a)(c)	14,253,183	462,057
Series 2020-K121, Class X1,
1.019%, 10/25/2030(a)(c)	2,442,332	111,423
Series 2020-K738, Class X1,
1.489%, 01/25/2027(a)(c)	11,776,581	264,862
Series 2021-Q016, Class APT2,
1.473%, 05/25/2028(a)	100,950	92,133
		2,335,092

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $2,507,065)		2,623,409

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (2.10%)

Fannie Mae Pool
Series 1998-,
6.500%, 08/01/2028	16,225	16,728
7.500%, 08/01/2028	16,762	16,745

	Principal Amount	Value (Note 2)
Series 1999-,
8.000%, 04/01/2029	$14,168	$14,149
Series 2001-,
12.000%, 11/01/2030	47,422	48,698
Series 2002-,
6.000%, 12/01/2032	32,143	32,486
Series 2003-,
4.500%, 09/01/2028	21,990	21,863
4.750%, 09/01/2033	35,652	34,455
5.500%, 10/01/2033	17,413	17,254
5.500%, 12/01/2033	29,757	30,481
Series 2005-,
4.500%, 05/01/2035	17,216	16,665
6.500%, 01/01/2036	25,198	25,953
Series 2006-,
4.500%, 01/01/2036	26,461	26,143
6.000%, 03/01/2036	29,929	30,585
Series 2007-,
5.500%, 07/01/2037	9,312	9,363
6.000%, 07/01/2037	28,843	29,108
6.000%, 09/01/2037	25,504	25,921
6.500%, 11/01/2037	41,495	42,910
Series 2008-,
5.000%, 06/01/2037	15,551	14,920
5.500%, 04/01/2038	9,745	9,771
5.500%, 08/01/2038	19,463	19,107
Series 2009-,
5.000%, 04/01/2039	37,158	36,547
Series 2010-,
4.000%, 05/01/2040	3,055	3,019
5.500%, 02/01/2038	39,240	39,102
Series 2011-,
4.500%, 05/01/2041	35,599	34,459
Series 2013-,
3.000%, 04/01/2043	82,527	73,864
Series 2015-,
3.500%, 06/01/2045	45,032	42,417
5.000%, 07/01/2044	105,020	104,508
Series 2018-,
3.796%, 02/01/2048(a)	27,939	24,535
Series 2022-,
5.730%, 11/01/2032	1,500,000	1,552,710
		2,394,466
Freddie Mac Gold Pool
Series 2004-,
5.500%, 01/01/2034	25,130	25,137
Series 2005-,
5.500%, 05/01/2035	13,030	12,958
Series 2006-,
4.500%, 01/01/2036	10,194	9,705
5.500%, 12/01/2034	21,654	21,650
6.000%, 05/01/2036	47,756	48,476
	Principal Amount	Value (Note 2)
Series 2008-,
4.500%, 05/01/2038	$51,810	$51,251
6.000%, 08/01/2038	25,575	26,425
Series 2013-,
3.000%, 01/01/2033	35,017	33,303
Series 2014-,
3.500%, 10/01/2044	33,941	30,554
Series 2015-,
4.000%, 03/01/2044	26,037	24,485
		283,944
Freddie Mac Pool
Series 2018-,
3.500%, 08/01/2042	41,245	37,518
4.500%, 01/01/2036	61,521	60,094
		97,612
Ginnie Mae I Pool
Series 2003-,
5.500%, 10/15/2033	38,928	39,523
Series 2010-,
5.000%, 05/15/2040	38,111	37,858
		77,381
Ginnie Mae II Pool
Series 2009-,
4.000%, 11/20/2039	38,331	36,108
6.000%, 11/20/2039	52,878	55,072
Series 2011-,
4.000%, 02/20/2041	29,011	26,926
4.000%, 05/20/2041	28,710	26,630
4.000%, 10/20/2041	12,981	12,041
Series 2012-,
3.500%, 01/20/2042	88,154	79,369
3.500%, 05/20/2042	87,903	79,403
Series 2013-,
3.500%, 03/20/2043	64,622	57,899
5.500%, 11/20/2035	68,084	69,165
Series 2014-,
3.750%, 04/20/2044	65,566	59,863
4.000%, 05/20/2044	64,742	60,203
Series 2016-,
3.500%, 09/20/2046	16,019	14,181
Series 2021-,
4.000%, 05/20/2051	136,565	124,286
		701,146

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $3,672,122)		3,554,549

	Principal Amount	Value (Note 2)
CORPORATE BONDS (66.98%)
Advertising & Marketing (1.12%)
Neptune Bidco US, Inc.
9.29%, 04/15/2029(d)	$2,100,000	$1,791,842
Outfront Media Capital LLC / Outfront Media Capital Corp.
7.38%, 02/15/2031(d)	100,000	104,865
Total Advertising & Marketing		1,896,707

Aerospace & Defense (3.44%)
Boeing Co.
7.01%, 05/01/2064	1,956,000	2,117,132
Bombardier, Inc.
7.00%, 06/01/2032(d)	2,000,000	2,041,924
L3Harris Technologies, Inc.
5.35%, 06/01/2034	560,000	558,969
Spirit AeroSystems, Inc.
9.75%, 11/15/2030(d)	1,000,000	1,107,566
Total Aerospace & Defense		5,825,591

Airlines (1.49%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	560,827	557,235
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(d)	771,273	777,126
AS Mileage Plan IP, Ltd.
5.31%, 10/20/2031(d)	1,200,000	1,179,996
Total Airlines		2,514,357

Automobiles Manufacturing (0.49%)
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028(d)	800,000	825,850

Banks (7.10%)
Associated Banc-Corp
1D US SOFR + 3.03%, 08/29/2030(a)	1,700,000	1,730,015
Citizens Financial Group, Inc.
1D US SOFR + 2.325%, 04/25/2035(a)	540,000	571,932
Discover Bank
5Y US TI + 1.73%, 08/09/2028(a)	2,330,000	2,362,916
Huntington Bancshares, Inc.
5Y US TI + 1.70%, 11/18/2039(a)	1,250,000	1,255,695
Intesa Sanpaolo SpA
1Y US TI + 3.90%, 06/20/2054(a)(d)	375,000	410,168
M&T Bank Corp.
1D US SOFR + 2.80%, 10/30/2029(a)	1,075,000	1,155,313
Regions Financial Corp.
1D US SOFR + 2.06%, 09/06/2035(a)	1,137,000	1,116,147
	Principal Amount	Value (Note 2)
Synovus Bank/Columbus GA
5Y US TI + 3.63%, 10/29/2030(a)	$2,424,000	$2,375,226
Synovus Financial Corp.
1D US SOFR + 2.347%, 11/01/2030(a)	500,000	505,708
Truist Financial Corp.
1D US SOFR + 2.361%, 06/08/2034(a)	500,000	509,962
Total Banks		11,993,082

Biotechnology (0.32%)
Amgen, Inc.
5.25%, 03/02/2033	550,000	548,297

Cable & Satellite (0.99%)
Sirius XM Radio LLC
5.00%, 08/01/2027(d)	1,700,000	1,670,651

Casinos & Gaming (2.16%)
Caesars Entertainment, Inc.
7.00%, 02/15/2030(d)	750,000	773,532
MGM Resorts International
6.13%, 09/15/2029	100,000	100,141
Penn Entertainment, Inc.
5.63%, 01/15/2027(d)	1,684,000	1,670,264
Station Casinos LLC
4.50%, 02/15/2028(d)	1,150,000	1,102,778
Total Casinos & Gaming		3,646,715

Consumer Finance (1.04%)
Boost Newco Borrower LLC
7.50%, 01/15/2031(d)	566,000	592,940
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032(d)	1,130,000	1,161,039
Total Consumer Finance		1,753,979

Consumer Products (0.67%)
Perrigo Finance Unlimited Co.
Series USD
6.13%, 09/30/2032	1,150,000	1,128,679

Containers & Packaging (0.59%)
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027(d)	1,000,000	1,004,093

Department Stores (1.81%)
Macy's Retail Holdings LLC
6.13%, 03/15/2032(d)	1,200,000	1,136,066
Saks Global Enterprises LLC
11.00%, 12/15/2029(d)	2,000,000	1,916,768
Total Department Stores		3,052,834

	Principal Amount	Value (Note 2)
Entertainment Content (1.48%)
Paramount Global
4.20%, 05/19/2032	$1,712,000	$1,526,447
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	565,000	499,052
5.14%, 03/15/2052	650,000	485,299
Total Entertainment Content		2,510,798

Entertainment Resources (1.25%)
Six Flags Entertainment Corp.
7.25%, 05/15/2031(d)	2,060,000	2,123,712

Exploration & Production (6.96%)
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
6.63%, 10/15/2032(d)	1,000,000	1,009,096
Baytex Energy Corp.
7.38%, 03/15/2032(d)	100,000	98,625
8.50%, 04/30/2030(d)	1,000,000	1,031,038
Civitas Resources, Inc.
8.75%, 07/01/2031(d)	1,100,000	1,161,503
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(d)	1,506,000	1,496,727
7.25%, 02/15/2035(d)	798,000	780,159
Murphy Oil Corp.
6.00%, 10/01/2032	1,175,000	1,135,936
Occidental Petroleum Corp.
5.55%, 10/01/2034	600,000	583,995
7.88%, 09/15/2031	1,500,000	1,667,282
Permian Resources Operating LLC
6.25%, 02/01/2033(d)	500,000	501,522
9.88%, 07/15/2031(d)	69,000	75,941
Range Resources Corp.
8.25%, 01/15/2029	700,000	720,857
SM Energy Co.
6.75%, 08/01/2029(d)	1,000,000	1,001,237
7.00%, 08/01/2032(d)	500,000	499,674
Total Exploration & Production		11,763,592

Financial Services (2.13%)
Jane Street Group / JSG Finance, Inc.
6.13%, 11/01/2032(d)	365,000	363,467
7.13%, 04/30/2031(d)	1,500,000	1,551,377
UBS Group AG
1D US SOFR + 3.92%, 08/12/2033(a)(d)	1,591,000	1,693,007
Total Financial Services		3,607,851

Food & Beverage (1.33%)
Chobani Holdco II LLC
8.75%, 10/01/2029(d)	100,000	108,554
Pilgrim's Pride Corp.
6.25%, 07/01/2033	1,050,000	1,078,227
6.88%, 05/15/2034	1,001,000	1,071,930
	Principal Amount	Value (Note 2)
Total Food & Beverage		2,258,711

Hardware (0.68%)
NCR Atleos Corp.
9.50%, 04/01/2029(d)	$1,050,000	$1,144,719

Health Care Facilities & Services (3.37%)
CVS Health Corp.
5Y US TI + 2.886%, 03/10/2055(a)	1,000,000	1,012,563
Fortrea Holdings, Inc.
7.50%, 07/01/2030(d)	2,575,000	2,588,330
HCA, Inc.
5.45%, 09/15/2034	1,050,000	1,028,996
Star Parent, Inc.
9.00%, 10/01/2030(d)	1,000,000	1,053,553
Total Health Care Facilities & Services		5,683,442

Home & Office Products Manufacturing (0.60%)
Newell Brands, Inc.
6.38%, 05/15/2030	250,000	253,750
6.63%, 05/15/2032	750,000	759,281
Total Home & Office Products Manufacturing		1,013,031

Home Improvement (0.61%)
Masterbrand, Inc.
7.00%, 07/15/2032(d)	1,000,000	1,023,117

Homebuilders (1.19%)
Beazer Homes USA, Inc.
7.50%, 03/15/2031(d)	1,100,000	1,110,524
Forestar Group, Inc.
3.85%, 05/15/2026(d)	925,000	904,336
Total Homebuilders		2,014,860

Leisure Products Manufacturing (0.67%)
Amer Sports Co.
6.75%, 02/16/2031(d)	1,100,000	1,130,241

Oil & Gas Services & Equipment (3.04%)
Diamond Foreign Asset Co. / Diamond Finance LLC
8.50%, 10/01/2030(d)	1,000,000	1,043,116
Noble Finance II LLC
8.00%, 04/15/2030(d)	1,350,000	1,374,674
Seadrill Finance, Ltd.
8.38%, 08/01/2030(d)	1,000,000	1,021,300
Transocean Titan Financing, Ltd.
8.38%, 02/01/2028(d)	675,000	692,261
Transocean, Inc.
8.50%, 05/15/2031(d)	1,000,000	1,007,515
Total Oil & Gas Services & Equipment		5,138,866

	Principal Amount	Value (Note 2)
Pharmaceuticals (1.44%)
Organon & Co. / Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/2031(d)	$829,000	$750,996
7.88%, 05/15/2034(d)	1,650,000	1,684,359
Total Pharmaceuticals		2,435,355

Pipeline (5.92%)
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.00%, 07/15/2029(d)	1,100,000	1,130,744
Buckeye Partners LP
6.75%, 02/01/2030(d)	150,000	152,687
6.88%, 07/01/2029(d)	586,000	600,362
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(d)	500,000	429,658
4.32%, 12/30/2039(d)	1,069,000	818,131
Genesis Energy LP / Genesis Energy Finance Corp.
7.88%, 05/15/2032	550,000	551,408
8.00%, 01/15/2027	370,000	376,868
8.00%, 05/15/2033	500,000	500,425
8.25%, 01/15/2029	1,750,000	1,792,615
Global Partners LP / GLP Finance Corp.
8.25%, 01/15/2032(d)	1,570,000	1,639,961
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.88%, 01/15/2029	900,000	920,141
Venture Global LNG, Inc.
9.88%, 02/01/2032(d)	1,000,000	1,101,449
Total Pipeline		10,014,449

Power Generation (0.79%)
Vistra Operations Co. LLC
5.50%, 09/01/2026(d)	1,325,000	1,325,493

Publishing & Broadcasting (1.17%)
Nexstar Media, Inc.
5.63%, 07/15/2027(d)	2,000,000	1,973,840

Real Estate (1.99%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(d)	1,374,000	1,386,248
8.88%, 09/01/2031(d)	250,000	269,490
Kennedy-Wilson, Inc.
4.75%, 02/01/2030	1,900,000	1,711,714
Total Real Estate		3,367,452

Refining & Marketing (0.92%)
Sunoco LP
7.00%, 05/01/2029(d)	1,000,000	1,034,395
7.25%, 05/01/2032(d)	500,000	522,053
Total Refining & Marketing		1,556,448
	Principal Amount	Value (Note 2)
Restaurants (1.29%)
Brinker International, Inc.
8.25%, 07/15/2030(d)	$1,050,000	$1,120,917
Raising Cane's Restaurants LLC
9.38%, 05/01/2029(d)	1,000,000	1,072,235
Total Restaurants		2,193,152

Software & Services (1.31%)
Cloud Software Group, Inc.
6.50%, 03/31/2029(d)	2,250,000	2,213,693

Supermarkets & Pharmacies (1.43%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(d)	1,050,000	1,070,514
Kroger Co.
5.00%, 09/15/2034	1,380,000	1,339,759
Total Supermarkets & Pharmacies		2,410,273

Travel & Lodging (3.83%)
Carnival Corp.
7.00%, 08/15/2029(d)	500,000	524,487
NCL Corp., Ltd.
6.75%, 02/01/2032(d)	1,000,000	1,016,239
8.13%, 01/15/2029(d)	1,000,000	1,062,484
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033(d)	500,000	504,273
6.25%, 03/15/2032(d)	1,089,000	1,108,703
Viking Cruises, Ltd.
9.13%, 07/15/2031(d)	1,000,000	1,084,609
Viking Ocean Cruises Ship VII, Ltd.
5.63%, 02/15/2029(d)	1,200,000	1,188,792
Total Travel & Lodging		6,489,587

Utilities (0.63%)
Talen Energy
8.63%, 06/01/2030(d)	1,000,000	1,067,548

Waste & Environment Services & Equipment (1.73%)
Waste Pro USA, Inc.
7.00%, 02/01/2033(d)	865,000	876,789
Wrangler Holdco Corp.
6.63%, 04/01/2032(d)	2,000,000	2,046,578
Total Waste & Environment Services & Equipment		2,923,367

TOTAL CORPORATE BONDS
(Cost $112,094,955)		113,244,432

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (8.19%)
U.S. Treasury Bonds (8.19%)
United States Treasury Bonds
3.88%, 08/15/2034	$2,678,000	$2,541,171
4.13%, 08/15/2044	2,934,000	2,662,605
4.25%, 11/15/2034	1,918,000	1,873,496
4.25%, 08/15/2054	415,000	378,493
4.50%, 11/15/2054	6,712,000	6,393,705
Total U.S. Treasury Bonds		13,849,470

TOTAL GOVERNMENT BONDS
(Cost $14,151,354)		13,849,470

	Shares	Value (Note 2)
PREFERRED STOCK (4.14%)

Energy (0.62%)
Pipeline (0.62%)
Venture Global LNG, Inc., 5Y US TI + 5.44%(a)(d)(e)	1,000,000	$1,042,708

Total Energy		1,042,708

Financials (1.94%)
Banks (0.48%)
Bank of Hawaii., 8.000%(e)	11,359	291,586
Wells Fargo & Co., Series U, 5.875%(e)	521,000	520,807
		812,393

Consumer Finance (0.73%)
American Express Co., 3.550%(e)	1,290,000	1,246,900

Financial Services (0.73%)
Charles Schwab Corp., Series G, 5Y US TI + 4.971%(a)(e)	1,238,000	1,235,858

Total Financials		3,295,151

Government (0.28%)
Government Agencies (0.28%)
CoBank ACB, 5Y US TI + 2.818%(a)(e)	455,000	466,623

Total Government		466,623

Utilities (1.30%)
Utilities (1.30%)
National Rural Utilities Cooperative Finance Corp., 3M US SOFR + 3.17%(a)(e)	2,187,000	2,189,841

Total Utilities		2,189,841
	Shares	Value (Note 2)
TOTAL PREFERRED STOCK
(Cost $6,701,534)		$6,994,323

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.62%)

Money Market Fund (0.62%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	4.31%	1,042,101	1,042,101

TOTAL SHORT TERM INVESTMENTS
(Cost $1,042,101)			1,042,101

TOTAL INVESTMENTS (96.52%)
(Cost $161,823,834)			$163,196,761

Other Assets In Excess Of Liabilities (3.48%)			5,881,855

NET ASSETS (100.00%)			$169,078,616

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate
TI - Treasury Index

Reference Rates:
1M US SOFR - 1 Month SOFR as of January 31, 2025 was 4.31%
30D US SOFR - 30 Day SOFR as of January 31, 2025 was 4.32%
1D US SOFR - 1 Day SOFR as of January 31, 2025 was 4.38%
3M US SOFR - 3 Month SOFR as of January 31, 2025 was 4.30%
1Y US TI - 1 Year US TI as of January 31, 2025 was 4.17%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2025 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, the aggregate market value of those securities was $79,234,463, representing 46.86% of net assets.
(e)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

January 31, 2025 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the statements of investments of the ALPS | Smith Short Duration Bond Fund, ALPS | Smith Total Return Bond Fund and ALPS | Smith Credit Opportunities Fund (each, a “Fund” and collectively, the “Funds”).

The ALPS | Smith Short Duration Bond Fund seeks as high a level of current income as is consistent with preservation of capital. The ALPS | Smith Total Return Bond Fund seeks to obtain maximum total return, consistent with preservation of capital. The ALPS | Smith Credit Opportunities Fund seeks to obtain maximum risk-adjusted return with a secondary focus on high current income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 "Financial Services -Investment Companies". In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. ALPS Advisors, Inc. (the "Adviser") is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service utilized by the Adviser as the valuation designee (the “Valuation Designee”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values. Bonds may be purchased and held as odd lots. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Special valuation considerations may apply with respect to a Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. The Funds have odd lot pricing policies they employ to value odd lot securities.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or “Trustees”) has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Funds’ Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of January 31, 2025:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Short Duration Bond Fund
Bank Loans	$–	$1,492,952	$–	$1,492,952
Collateralized Mortgage Obligations	–	208,580	–	208,580
Commercial Mortgage-Backed Securities	–	240,806	–	240,806
Mortgage-Backed Securities	–	6,263,594	–	6,263,594
Corporate Bonds	–	354,984,223	–	354,984,223
Government Bonds	–	218,571,711	–	218,571,711
Short Term Investments	4,509,773	–	–	4,509,773
Total	$4,509,773	$581,761,866	$–	$586,271,639

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Total Return Bond Fund
Bank Loans	$–	$62,553,044	$–	$62,553,044
Collateralized Mortgage Obligations	–	267,947,083	–	267,947,083
Commercial Mortgage-Backed Securities	–	53,401,529	–	53,401,529
Mortgage-Backed Securities	–	500,252,517	–	500,252,517
Corporate Bonds	–	1,089,746,278	–	1,089,746,278
Government Bonds	–	1,073,181,285	–	1,073,181,285
Preferred Stock	7,385,149	87,346,546	–	94,731,695
Short Term Investments	19,002,817	–	–	19,002,817
Total	$26,387,966	$3,134,428,282	$–	$3,160,816,248

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Credit Opportunities Fund
Bank Loans	$–	$14,345,820	$–	$14,345,820
Collateralized Mortgage Obligations	–	7,542,657	–	7,542,657
Commercial Mortgage-Backed Securities	–	2,623,409	–	2,623,409
Mortgage-Backed Securities	–	3,554,549	–	3,554,549
Corporate Bonds	–	113,244,432	–	113,244,432
Government Bonds	–	13,849,470	–	13,849,470
Preferred Stock	291,586	6,702,737	–	6,994,323
Short Term Investments	1,042,101	–	–	1,042,101
Total	$1,333,687	$161,863,074	$–	$163,196,761

For the period ended January 31, 2025, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends, if any, on a monthly basis and distributes capital gains, if any, annually. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short- term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Treasury Inflation Protected-Securities (“TIPS”): The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set- off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Financial Investors Trust

Schedules of Investments

(Unaudited)

January 31, 2025

ALPS | CoreCommodity Natural Resources ETF

STATEMENT OF INVESTMENTS

January 31, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.58%)
Consumer Discretionary (0.67%)
Home Construction (0.48%)
Sumitomo Forestry Co., Ltd.	41,489	$1,433,838

Leisure Products (0.19%)
Tianneng Power International, Ltd.	588,893	565,320

TOTAL CONSUMER DISCRETIONARY		1,999,158

Consumer Staples (12.71%)
Agricultural Producers (0.21%)
Adecoagro SA(a)	64,910	631,574

Food (10.44%)
AAK AB	17,231	501,958
Bakkafrost P/F	9,991	570,665
Cal-Maine Foods, Inc.	10,125	1,092,488
China Mengniu Dairy Co., Ltd.	1,818,562	3,612,898
Danone SA	14,184	992,932
Darling Ingredients, Inc.(b)	13,702	513,277
Dole PLC	43,444	591,707
Fresh Del Monte Produce, Inc.	20,163	614,770
Hormel Foods Corp.	95,289	2,856,763
Inghams Group, Ltd.(a)	1,103,020	2,208,111
Ingredion, Inc.	16,202	2,210,601
MEIJI Holdings Co., Ltd.	146,917	2,958,328
Morinaga Milk Industry Co., Ltd.	44,063	824,752
Mowi ASA	148,227	2,976,667
NH Foods, Ltd.	9,710	317,479
Nisshin Seifun Group, Inc.	86,982	980,892
Nissui Corp.	158,430	875,428
Pilgrim's Pride Corp.	15,216	708,153
Salmar ASA	18,489	979,278
Suedzucker AG	157,205	1,730,323
Tyson Foods, Inc., Class A	23,383	1,320,906
WH Group, Ltd.(c)	2,415,322	1,881,570
		31,319,946

Wholesale - Consumer Staples (2.06%)
Archer-Daniels-Midland Co.	73,221	3,751,112
Bunge Global SA	31,816	2,422,152
		6,173,264

TOTAL CONSUMER STAPLES		38,124,784

Energy (38.02%)
Integrated Oils (0.36%)
MOL Hungarian Oil & Gas PLC	148,432	1,086,053
	Shares	Value (Note 2)
Oil & Gas Producers (22.40%)
Aker BP ASA	133,014	$2,781,627
Antero Resources Corp.(b)	2,711	101,175
APA Corp.	9,396	206,054
ARC Resources, Ltd.	48,432	829,444
Athabasca Oil Corp.(a)(b)	124,175	415,241
Baytex Energy Corp.(a)	657,332	1,578,483
Canadian Natural Resources, Ltd.	19,807	601,699
Cenovus Energy, Inc.(a)	214,482	3,102,084
Chevron Corp.	1,882	280,776
Chord Energy Corp.	7,742	870,588
Civitas Resources, Inc.	21,149	1,073,523
CNX Resources Corp.(b)	2,245	61,468
ConocoPhillips	18,607	1,838,930
Coterra Energy, Inc.	58,801	1,629,964
Crescent Energy Co.	9,529	143,507
Delek Group, Ltd.	5,355	779,924
Devon Energy Corp.	47,450	1,618,045
Diamondback Energy, Inc.	600	98,616
Eni SpA, Sponsored Sponsored ADR(a)	606	17,059
Eni SpA	15,642	222,310
EOG Resources, Inc.	8,124	1,021,918
EQT Corp.	3,067	156,785
Equinor ASA	107,803	2,606,332
Exxon Mobil Corp.	3,423	365,679
Freehold Royalties, Ltd.	157,509	1,354,706
Geopark, Ltd.(a)	200,625	1,837,725
Gulfport Energy Corp.(b)	4,267	761,702
Harbour Energy PLC	230,750	672,062
Hess Corp.	1,207	167,809
Imperial Oil, Ltd.(a)	24,323	1,617,851
Inpex Corp.	176,742	2,131,001
Japan Petroleum Exploration Co., Ltd.	208,275	1,486,575
Karoon Energy, Ltd.	832,909	818,156
Kosmos Energy, Ltd.(b)	16,037	50,998
Magnolia Oil & Gas Corp., Class A	61,285	1,452,455
Matador Resources Co.	1,551	89,958
MEG Energy Corp.(a)	149,932	2,458,376
Murphy Oil Corp.	116,341	3,098,160
NuVista Energy, Ltd.(b)	171,390	1,534,237
Occidental Petroleum Corp.	42,265	1,971,662
OMV AG	2,930	121,218
Paramount Resources, Ltd., Class A(a)	55,762	1,104,228
Parex Resources, Inc.	296,562	2,826,150
Permian Resources Corp.	29,598	433,611
Peyto Exploration & Development Corp.(a)	97,368	1,051,160
Range Resources Corp.	3,453	127,899
Repsol SA	11,714	136,954
SandRidge Energy, Inc.	75,093	889,852
SM Energy Co.	35,991	1,366,218
Suncor Energy, Inc.(a)	29,899	1,121,817
Tamarack Valley Energy, Ltd.(a)	320,285	971,863
Topaz Energy Corp.	21,100	363,680

	Shares	Value (Note 2)
Oil & Gas Producers (continued)
TotalEnergies SE	40,347	$2,360,254
Tourmaline Oil Corp.(a)	32,356	1,474,036
VAALCO Energy, Inc.	259,582	1,064,286
Var Energi ASA	503,478	1,547,083
Veren, Inc.(a)	376,919	1,898,405
Vermilion Energy, Inc.(a)	282,712	2,604,682
Whitecap Resources, Inc.(a)	115,866	762,953
Woodside Energy Group, Ltd.	72,065	1,107,080
		67,238,093

Oil & Gas Services & Equipment (9.70%)
Aker Solutions ASA	393,844	1,121,819
Aris Water Solutions, Inc.	19,722	503,503
Baker Hughes Co.	3,382	156,181
CES Energy Solutions Corp.(a)	110,317	653,545
ChampionX Corp.	44,718	1,280,724
Core Laboratories, Inc.	41,431	703,084
Enerflex, Ltd.	54,555	516,515
Expro Group Holdings NV(b)	46,675	589,505
Halliburton Co.	45,624	1,187,136
Helix Energy Solutions Group, Inc.(b)	154,338	1,237,791
Helmerich & Payne, Inc.	41,569	1,313,165
Liberty Energy, Inc., Class A	102,106	1,869,561
Nabors Industries, Ltd.(b)	22,564	1,291,112
National Oilwell Varco, Inc.	15,492	223,859
Noble Corp. PLC	25,798	826,826
NOW, Inc.(b)	61,804	919,644
NPK International, Inc.(b)	70,482	487,735
Oceaneering International, Inc.(b)	36,131	897,855
Pason Systems, Inc.	78,451	712,528
Patterson-UTI Energy, Inc.	173,231	1,397,974
Precision Drilling Corp.(a)(b)	18,754	1,093,612
ProPetro Holding Corp.(b)	105,514	936,964
RPC, Inc.	286,076	1,753,646
Saipem SpA(b)	530,912	1,304,767
Schlumberger NV	32,153	1,295,123
Secure Waste Infrastructure Corp.	92,044	951,251
Select Water Solutions, Inc.	70,098	876,225
TGS ASA	94,560	955,734
Tidewater, Inc.(b)	14,264	786,089
Trican Well Service, Ltd.(a)	383,592	1,219,387
Vital Energy, Inc.(a)(b)	2,519	80,356
		29,143,216

Renewable Energy (5.56%)
Array Technologies, Inc.(a)(b)	274,384	2,011,235
Daqo New Energy Corp., ADR(a)(b)	120,668	2,161,164
Enphase Energy, Inc.(b)	3,355	208,949
Eos Energy Enterprises, Inc.(a)(b)	145,425	834,740
First Solar, Inc.(b)	7,606	1,274,157
Flat Glass Group Co., Ltd.(a)	1,083,134	1,595,808
Gevo, Inc.(a)(b)	521,742	918,266
GS Yuasa Corp.(a)	105,792	1,711,416
JinkoSolar Holding Co., Ltd., ADR(a)	69,340	1,440,192
	Shares	Value (Note 2)
Renewable Energy (continued)
REX American Resources Corp.(b)	20,146	$840,491
Shoals Technologies Group, Inc., Class A(b)	23,136	110,590
SMA Solar Technology AG	110,006	1,548,609
Xinyi Solar Holdings, Ltd.(a)	4,931,185	2,018,825
		16,674,442

TOTAL ENERGY		114,141,804

Industrials (7.59%)
Engineering & Construction (0.27%)
Technip Energies NV	28,380	809,049

Machinery (7.07%)
AGCO Corp.	12,816	1,338,375
Bucher Industries AG	1,078	435,579
CNH Industrial NV	185,072	2,383,728
Deere & Co.	6,452	3,074,765
Epiroc AB	64,669	1,237,062
FLSmidth & Co. A/S	8,955	466,343
Fluidra SA	10,349	267,113
Kubota Corp.	255,978	3,220,871
Kurita Water Industries, Ltd.	87,090	3,050,775
Organo Corp.	20,450	1,021,874
Sany Heavy Equipment International Holdings Co., Ltd.(a)	106,337	68,781
Titan International, Inc.(b)	151,407	1,336,924
Veralto Corp.	25,051	2,590,023
Weir Group PLC	23,922	719,570
		21,211,783

Transportation & Logistics (0.25%)
FLEX LNG, Ltd.(a)	29,158	743,821

TOTAL INDUSTRIALS		22,764,653

Materials (33.60%)
Agricultural Chemicals (0.34%)
Mosaic Co.	36,148	1,008,168

Base Metal (0.50%)
ERO Copper Corp.(a)(b)	6,069	81,262
Hudbay Minerals, Inc.	56,068	462,170
Southern Copper Corp.	10,558	967,324
		1,510,756

Base Metals (0.24%)
UACJ Corp.	20,568	709,493

Chemicals (7.06%)
Albemarle Corp.	2,123	178,735
CF Industries Holdings, Inc.	2,976	274,417
Corteva, Inc.	56,394	3,680,836
FMC Corp.	84,807	4,730,535
ICL Group, Ltd.	634,951	3,779,999

	Shares	Value (Note 2)
Chemicals (continued)
ICL Group, Ltd.(a)	70,032	$411,788
Incitec Pivot, Ltd.	70,439	131,376
K+S AG	226,223	3,148,276
Nutrien, Ltd.	63,211	3,263,584
Nutrien, Ltd.(a)	10,048	518,595
OCI N.V.	57,817	667,869
Yara International ASA	14,905	446,411
		21,232,421

Forestry, Paper & Wood Products (0.48%)
West Fraser Timber Co., Ltd.	16,700	1,447,942

Metals & Mining (21.96%)
African Rainbow Minerals, Ltd.	45,507	394,211
Agnico Eagle Mines, Ltd.	34,660	3,221,299
Agnico-Eagle Mines, Ltd.	1,159	107,722
Alcoa Corp.	42,903	1,515,334
Alpha Metallurgical Resources, Inc.(b)	7,219	1,322,304
Anglo American Platinum, Ltd.	13,957	490,798
Anglo American PLC	2,719	80,253
Antofagasta PLC	11,516	246,306
Aurubis AG	9,531	749,963
B2Gold Corp.(a)	1,143,860	2,768,141
BHP Group, Ltd.	2,508	62,291
Boliden AB	94,056	2,828,178
Centerra Gold, Inc.	326,128	2,039,773
Century Aluminum Co.(b)	59,174	1,081,701
Champion Iron, Ltd.	28,526	98,782
China Hongqiao Group, Ltd.	810,821	1,350,693
China Nonferrous Mining Corp., Ltd.	897,462	586,260
Cia de Minas Buenaventura SAA, ADR	92,049	1,174,545
Compass Minerals International, Inc.	15,506	180,800
Coronado Global Resources, Inc.(c)(d)	577,527	236,972
Deterra Royalties, Ltd.	362,978	918,452
Dowa Holdings Co., Ltd.	44,433	1,331,028
Dundee Precious Metals, Inc.	142,788	1,447,186
Eldorado Gold Corp.(a)(b)	53,929	821,878
Eramet SA	16,342	916,318
Evolution Mining, Ltd.	272,265	964,824
Franco-Nevada Corp.	2,965	403,121
Freeport-McMoRan, Inc.	18,238	653,832
Fresnillo PLC	150,996	1,303,045
Gold Fields, Ltd., Sponsored ADR(a)	49,694	841,320
Grupo Mexico SAB de CV, Series B	499,484	2,438,124
Iluka Resources, Ltd.	524,459	1,441,171
Impala Platinum Holdings, Ltd.	52,286	287,283
Industrias Penoles SAB de CV(b)	45,068	639,134
Kumba Iron Ore, Ltd.	17,240	358,623
Labrador Iron Ore Royalty Corp.	8,116	170,378
Lundin Mining Corp.	191,974	1,516,401
Metso Corporation	131,471	1,309,322
	Shares	Value (Note 2)
Metals & Mining (continued)
Mineral Resources, Ltd.	10,470	$227,692
Mitsubishi Materials Corp.	52,752	832,801
Newmont Corp.	34,092	1,456,410
Newmont Corp. - CDI	4,373	188,134
NexGen Energy, Ltd.(b)	16,477	107,591
NexGen Energy, Ltd.(b)	65,555	430,041
Norsk Hydro ASA	314,870	1,862,731
Northern Star Resources, Ltd.	302,857	3,257,358
OceanaGold Corp.	675,827	2,018,157
Paladin Energy, Ltd.(b)	95,628	530,312
Pan American Silver Corp.	10,746	249,415
Perseus Mining, Ltd.	1,419,043	2,531,974
Ramaco Resources, Inc.	87,898	832,394
Ramelius Resources, Ltd.(a)	1,242,435	1,907,885
Royal Gold, Inc.	7,104	993,281
Sandfire Resources NL(a)(b)	10,040	62,481
Shougang Fushan Resources Group, Ltd.	2,722,638	831,617
South32, Ltd.	637,156	1,330,965
Sumitomo Metal Mining Co., Ltd.	33,180	767,593
SunCoke Energy, Inc.	33,909	318,406
Teck Resources, Ltd., Class B	57,261	2,340,830
Torex Gold Resources, Inc.(b)	88,241	1,871,862
Uranium Energy Corp.(b)	53,063	374,625
Warrior Met Coal, Inc.	17,552	926,219
Wheaton Precious Metals Corp.	10,480	654,686
Zhaojin Mining Industry Co., Ltd.	440,661	686,562
		65,889,788

Precious Metal Mining (0.78%)
Endeavour Mining PLC	113,367	2,331,537

Steel (2.24%)
ATI, Inc.(b)	14,364	820,040
BlueScope Steel, Ltd.	57,642	762,950
Cleveland-Cliffs, Inc.(b)	11,194	114,627
Daido Steel Co., Ltd.	26,124	208,864
Metallus, Inc.(b)	10,732	160,336
OSAKA Titanium Technologies Co., Ltd.(a)	141,498	1,734,341
Outokumpu Oyj	59,925	191,907
SSAB AB, Class A	243,845	1,177,462
Steel Dynamics, Inc.	1,586	203,325
Tokyo Steel Manufacturing Co., Ltd.	72,702	734,075
United States Steel Corp.	6,055	223,127
voestalpine AG	13,163	276,383
Yamato Kogyo Co., Ltd.	2,712	134,643
		6,742,080

TOTAL MATERIALS		100,872,185

	Shares	Value (Note 2)
Real Estate (0.30%)
REIT (0.30%)
PotlatchDeltic Corp.	20,030	$895,942

TOTAL REAL ESTATE		895,942

Technology (0.70%)
Semiconductors (0.70%)
SUMCO Corp.	282,950	2,110,791

TOTAL TECHNOLOGY		2,110,791

Utilities (5.99%)
Electric Utilities (1.50%)
Boralex, Inc., Class A(a)	13,486	239,776
China Longyuan Power Group Corp., Ltd.(a)	1,308,156	960,312
Drax Group PLC	117,111	903,903
ERG SpA	5,332	108,305
Iberdrola SA	7,491	105,998
Innergex Renewable Energy, Inc.(a)	80,196	401,711
Neoen SA(c)(d)	8,225	339,427
Northland Power, Inc.(a)	68,542	802,215
Solaria Energia y Medio Ambiente SA(b)	83,826	657,425
		4,519,072

Gas & Water Utilities (4.16%)
California Water Service Group	22,294	1,009,695
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(a)	130,439	2,110,503
Essential Utilities, Inc.	36,668	1,300,981
Guangdong Investment, Ltd.	1,882,942	1,420,924
National Fuel Gas Co.	3,170	221,995
Severn Trent PLC	60,224	1,886,947
SJW Group	17,968	902,533
United Utilities Group PLC	9,849	124,926
Veolia Environnement SA	124,632	3,562,022
		12,540,526

Utility Networks (0.33%)
American States Water Co.	13,405	998,673

TOTAL UTILITIES		18,058,271

TOTAL COMMON STOCKS
(Cost $300,911,059)		298,967,588
	Shares	Value (Note 2)

MASTER LIMITED PARTNERSHIPS (0.19%)
Energy (0.19%)
Oil & Gas Producers (0.19%)
Black Stone Minerals LP	39,819	$576,579

TOTAL ENERGY		576,579

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $590,044)		576,579

	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (7.56%)
Money Market Fund (0.17%)
Money Market Fund (0.17%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class	4.316%	509,474	509,474

TOTAL MONEY MARKET FUND			509,474

Investments Purchased with Collateral from Securities Loaned (7.39%)

State Street Navigator Securities Lending Government Money Market Portfolio, 4.39%
(Cost 22,188,524)		22,188,524	22,188,524

TOTAL SHORT-TERM INVESTMENTS
(Cost 22,697,998)			22,697,998

TOTAL INVESTMENTS (107.33%)
(Cost $324,199,101)			322,242,165

Liabilities In Excess Of Other Assets (-7.33%)			(21,993,474)

NET ASSETS (100.00%)			$300,248,691

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $26,518,712.
(b)	Non-Income Producing Security.

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of January 31, 2025 the aggregate market value of those securities was $2,457,969, representing 0.82% of net assets.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, the aggregate market value of those securities was $576,399, representing 0.19% of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

January 31, 2025 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the statement of investments of the ALPS | CoreCommodity Natural Resources ETF (the “Fund”), which commenced operations on July 11, 2024. The Fund seeks to maximize real returns, consistent with prudent investment management.

Shares of the Fund are listed on the NASDAQ Stock Market LLC (“NASDAQ”). The Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, as applicable, in preparation of its financial statements. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 "Financial Services – Investment Companies”. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of the Fund as a whole. ALPS Advisors, Inc. (the "Adviser") is the CODM for the Fund. The Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that the Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or “Trustees”) has appointed the Adviser to serve as the valuation designee (the “Valuation Designee”) to perform fair value determinations for investments in the Fund. When such prices or quotations are not available, or when the Valuation Designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Fund in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Fund’s investments/financial instruments in the fair value hierarchy as of January 31, 2025:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Natural Resources ETF
Common Stocks(a)	$298,967,588	$–	$–	$298,967,588
Master Limited Partnerships(a)	$576,579	–	–	$576,579
Short-Term Investments	$22,697,998	–	–	$22,697,998
Total	$322,242,165	$–	$–	$322,242,165

(a)	For detailed descriptions of sectors, see the accompanying Statement of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value during the period ended January 31, 2025.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends, and other income the Fund receives from its investments, including distributions of short-term capital gains, if any. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Master Limited Partnerships (“MLPs”): The Fund may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Lending of Portfolio Securities: The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Statement of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending agreement and related cash and non-cash collateral received as of January 31, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS | CoreCommodity Natural Resources ETF	$26,518,712	$22,188,524	$6,301,507	$28,490,031